UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03407

Fidelity Boylston Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2015

Item 1. Reports to Stockholders

Contents Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited)

Strategic Advisers® Multi-Manager Target Date Funds -

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060

Annual Report

March 31, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Strategic Advisers Multi-Manager Income Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2005 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2010 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2015 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2020 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2025 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2030 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2035 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2040 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2045 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2050 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2060 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Strategic Advisers® Multi-Manager Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Life of fund A
Strategic Advisers® Multi-Manager Income Fund	3.98%	4.18%

A From December 20, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Multi-Manager Income Fund, a class of the fund, on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Strategic Advisers Multi-Manager 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Life of fund A
Strategic Advisers Multi-Manager 2005 Fund	4.83%	6.05%

A From December 20, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2005 Fund, a class of the fund, on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Strategic Advisers Multi-Manager 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Life of fund A
Strategic Advisers Multi-Manager 2010 Fund	5.31%	7.43%

A From December 20, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2010 Fund, a class of the fund, on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Strategic Advisers Multi-Manager 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Life of fund A
Strategic Advisers Multi-Manager 2015 Fund	5.70%	7.95%

A From December 20, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2015 Fund, a class of the fund, on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Strategic Advisers Multi-Manager 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Life of fund A
Strategic Advisers Multi-Manager 2020 Fund	5.91%	8.57%

A From December 20, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2020 Fund, a class of the fund, on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Strategic Advisers Multi-Manager 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Life of fund A
Strategic Advisers Multi-Manager 2025 Fund	6.37%	10.14%

A From December 20, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2025 Fund, a class of the fund, on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Strategic Advisers Multi-Manager 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Life of fund A
Strategic Advisers Multi-Manager 2030 Fund	6.71%	10.81%

A From December 20, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2030 Fund, a class of the fund, on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Strategic Advisers Multi-Manager 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Life of fund A
Strategic Advisers Multi-Manager 2035 Fund	6.95%	11.93%

A From December 20, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2035 Fund, a class of the fund, on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Strategic Advisers Multi-Manager 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Life of fund A
Strategic Advisers Multi-Manager 2040 Fund	6.81%	12.04%

A From December 20, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2040 Fund, a class of the fund, on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Strategic Advisers Multi-Manager 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Life of fund A
Strategic Advisers Multi-Manager 2045 Fund	6.88%	12.28%

A From December 20, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2045 Fund, a class of the fund, on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Strategic Advisers Multi-Manager 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Life of fund A
Strategic Advisers Multi-Manager 2050 Fund	6.85%	12.36%

A From December 20, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2050 Fund, a class of the fund, on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Strategic Advisers Multi-Manager 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Life of fund A
Strategic Advisers Multi-Manager 2055 Fund	6.83%	12.68%

A From December 20, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2055 Fund, a class of the fund, on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Strategic Advisers Multi-Manager 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Strategic Advisers Multi-Manager 2060 Fund's cumulative total return and show you what would have happened if Strategic Advisers Multi-Manager 2060 Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2060 Fund, a class of the fund, on August 5, 2014, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The U.S. stock market closed slightly off recent all-time highs for the 12 months ending March 31, 2015, supported by the relative strength of the U.S. economy and dollar, as well as the appeal of stocks relative to bonds. The large-cap S&P 500® Index returned 12.73%. Growth stocks in the index handily outperformed value-oriented names; among sectors, all save energy notched a gain. The tech-heavy Nasdaq Composite Index® gained 18.12%, while the small-cap Russell 2000® Index advanced 8.21%, rallying after earlier weakness due to growth and valuation worries. International stocks, as measured by the MSCI ACWI (All Country World Index) ex USA Index, returned -0.88% amid recessionary pressure in parts of Asia, anemic economic growth in the eurozone and a rising U.S. dollar. Within the MSCI index, Europe (-4%) was hampered by late-period deflationary concerns and currency weakness. The U.K. (-5%) endured decelerating growth and a cooling housing market. Japan (+12%) fought encroaching recession by expanding its already-aggressive economic stimulus plan; Europe followed suit in January. Emerging markets (-1%) saw late-period outflows ahead of potential U.S. Federal Reserve tightening.

Turning to fixed income: U.S. taxable investment-grade bonds posted a positive return for the one-year period, despite a February price decline related to expectations of higher inflation and interest rates. For much of the period, investors in many parts of the world sought the perceived safe haven of U.S. bonds. The Barclaysr U.S. Aggregate Bond Index rose 5.72%, well ahead of the negative return for international bonds, which struggled due to a surging U.S. dollar. Among sectors in the Barclays index, U.S. Treasuries rose roughly 5%, driven by this preference for conservative investments. Sentiment changed somewhat toward period end, however, when investors snapped up riskier assets amid a rally in higher-yielding bonds.

Comments from Co-Portfolio Manager Andrew Dierdorf: For the 12 months ending March 31, 2015, the share classes of each Fund posted a positive return consistent with its investment goal. [Note: Strategic Advisers® Multi-Manager Target Date 2060 has not marked a full year's performance; however, the comments here apply generally to its life-of-fund period.] Longer-dated Funds delivered higher returns, as we would expect given their greater exposure to underlying equities, which rose overall this period. On a relative basis, the Funds lagged their respective Composite indexes for the 12 months. (For specific Fund results, please refer to the performance section of this report.) Aggregate allocation decisions detracted from the Funds' relative results for the full year, but underlying manager decisions proved additive overall. Positioning in the non-U.S. equity asset class - a beneficial underweighting coupled with positive stock selection - contributed most to relative results but only partially offset negative stock selection effects in the U.S. equity asset class. In the fixed-income asset class, non-index allocations to portfolio-risk diversifiers, such as high-yield debt, detracted overall. Lastly, active asset allocation was implemented effective August 1, 2014; this allows portfolio managers to make incremental shifts - within predefined risk parameters - to Fund allocations relative to the strategic glide path.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 to March 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Strategic Advisers Multi-Manager Income Fund
Multi-Manager Income	.05%
Actual		$ 1,000.00	$ 1,025.50	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Class L	.06%
Actual		$ 1,000.00	$ 1,025.40	$ .30
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .30
Class N	.31%
Actual		$ 1,000.00	$ 1,024.20	$ 1.56
HypotheticalA		$ 1,000.00	$ 1,023.39	$ 1.56
Strategic Advisers Multi-Manager 2005 Fund
Multi-Manager 2005	.05%
Actual		$ 1,000.00	$ 1,031.70	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Class L	.10%
Actual		$ 1,000.00	$ 1,031.30	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Class N	.35%
Actual		$ 1,000.00	$ 1,029.40	$ 1.77
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 1.77
	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Strategic Advisers Multi-Manager 2010 Fund
Multi-Manager 2010	.05%
Actual		$ 1,000.00	$ 1,034.40	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Class L	.07%
Actual		$ 1,000.00	$ 1,035.10	$ .36
HypotheticalA		$ 1,000.00	$ 1,024.58	$ .35
Class N	.32%
Actual		$ 1,000.00	$ 1,033.20	$ 1.62
HypotheticalA		$ 1,000.00	$ 1,023.34	$ 1.61
Strategic Advisers Multi-Manager 2015 Fund
Multi-Manager 2015	.08%
Actual		$ 1,000.00	$ 1,037.50	$ .41
HypotheticalA		$ 1,000.00	$ 1,024.53	$ .40
Class L	.09%
Actual		$ 1,000.00	$ 1,037.30	$ .46
HypotheticalA		$ 1,000.00	$ 1,024.48	$ .45
Class N	.34%
Actual		$ 1,000.00	$ 1,036.30	$ 1.73
HypotheticalA		$ 1,000.00	$ 1,023.24	$ 1.72
Strategic Advisers Multi-Manager 2020 Fund
Multi-Manager 2020	.08%
Actual		$ 1,000.00	$ 1,038.70	$ .41
HypotheticalA		$ 1,000.00	$ 1,024.53	$ .40
Class L	.08%
Actual		$ 1,000.00	$ 1,039.40	$ .41
HypotheticalA		$ 1,000.00	$ 1,024.53	$ .40
Class N	.33%
Actual		$ 1,000.00	$ 1,037.50	$ 1.68
HypotheticalA		$ 1,000.00	$ 1,023.29	$ 1.66
Strategic Advisers Multi-Manager 2025 Fund
Multi-Manager 2025	.10%
Actual		$ 1,000.00	$ 1,041.30	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Class L	.10%
Actual		$ 1,000.00	$ 1,041.80	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Class N	.35%
Actual		$ 1,000.00	$ 1,039.90	$ 1.78
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 1.77
Strategic Advisers Multi-Manager 2030 Fund
Multi-Manager 2030	.10%
Actual		$ 1,000.00	$ 1,044.40	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Class L	.10%
Actual		$ 1,000.00	$ 1,044.40	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Strategic Advisers Multi-Manager 2030 Fund
Class N	.35%
Actual		$ 1,000.00	$ 1,043.30	$ 1.78
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 1.77
Strategic Advisers Multi-Manager 2035 Fund
Multi-Manager 2035	.10%
Actual		$ 1,000.00	$ 1,045.90	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Class L	.10%
Actual		$ 1,000.00	$ 1,045.70	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Class N	.35%
Actual		$ 1,000.00	$ 1,044.70	$ 1.78
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 1.77
Strategic Advisers Multi-Manager 2040 Fund
Multi-Manager 2040	.10%
Actual		$ 1,000.00	$ 1,045.40	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Class L	.10%
Actual		$ 1,000.00	$ 1,045.30	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Class N	.35%
Actual		$ 1,000.00	$ 1,044.20	$ 1.78
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 1.77
Strategic Advisers Multi-Manager 2045 Fund
Multi-Manager 2045	.10%
Actual		$ 1,000.00	$ 1,045.20	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Class L	.10%
Actual		$ 1,000.00	$ 1,044.90	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Class N	.35%
Actual		$ 1,000.00	$ 1,044.80	$ 1.78
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 1.77
Strategic Advisers Multi-Manager 2050 Fund
Multi-Manager 2050	.10%
Actual		$ 1,000.00	$ 1,046.10	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Class L	.10%
Actual		$ 1,000.00	$ 1,045.10	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Class N	.35%
Actual		$ 1,000.00	$ 1,044.00	$ 1.78
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 1.77
	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Strategic Advisers Multi-Manager 2055 Fund
Multi-Manager 2055	.10%
Actual		$ 1,000.00	$ 1,046.00	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Class L	.10%
Actual		$ 1,000.00	$ 1,045.80	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Class N	.35%
Actual		$ 1,000.00	$ 1,043.80	$ 1.78
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 1.77
Strategic Advisers Multi-Manager 2060 Fund
Multi-Manager 2060	.10%
Actual		$ 1,000.00	$ 1,045.00	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Class L	.10%
Actual		$ 1,000.00	$ 1,046.00	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Class N	.35%
Actual		$ 1,000.00	$ 1,044.90	$ 1.78
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 1.77

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

Annual Report

Strategic Advisers Multi-Manager Income Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.9	0.9
Strategic Advisers Core Multi-Manager Fund Class F	5.4	5.4
Strategic Advisers Growth Multi-Manager Fund Class F	4.5	4.4
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	2.7	2.5
Strategic Advisers Value Multi-Manager Fund Class F	5.4	5.3
	18.9	18.5
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	2.6	1.9
Strategic Advisers International Multi-Manager Fund Class F	4.5	4.8
	7.1	6.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.5	0.5
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.5
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.5	3.0
Fidelity Series Real Estate Income Fund Class F	0.5	0.4
Strategic Advisers Core Income Multi-Manager Fund Class F	41.4	38.9
Strategic Advisers Income Opportunities Fund of Funds Class F	3.4	3.7
	49.8	47.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	13.8	15.3
Fidelity Series Short-Term Credit Fund Class F	10.4	0.0
Fidelity Short-Term Bond Fund Class F	0.0	12.5
	24.2	27.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	18.9%
International Equity Funds	7.1%
Bond Funds	49.8%
Short-Term Funds	24.2%

Six months ago
Domestic Equity Funds**	18.5%
International Equity Funds	6.7%
Bond Funds	47.0%
Short-Term Funds	27.8%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager Income Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 18.9%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,594	$ 9,834
Strategic Advisers Core Multi-Manager Fund Class F (c)	4,767	61,298
Strategic Advisers Growth Multi-Manager Fund Class F (c)	3,687	50,991
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	2,664	30,902
Strategic Advisers Value Multi-Manager Fund Class F (c)	4,247	61,542
TOTAL DOMESTIC EQUITY FUNDS (Cost $218,535)		214,567
International Equity Funds - 7.1%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	2,955	29,047
Strategic Advisers International Multi-Manager Fund Class F (c)	4,238	51,072
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $81,430)		80,119
Bond Funds - 49.8%

Fidelity Series Emerging Markets Debt Fund Class F (c)	626	6,076
Fidelity Series Floating Rate High Income Fund Class F (c)	580	5,691
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	4,066	39,687

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	485	$ 5,486
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	46,677	468,643
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	3,739	38,623
TOTAL BOND FUNDS (Cost $558,030)		564,206
Short-Term Funds - 24.2%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	156,406	156,406
Fidelity Series Short-Term Credit Fund Class F (c)	11,740	117,519
TOTAL SHORT-TERM FUNDS (Cost $273,808)		273,925
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,131,803)	1,132,817
NET OTHER ASSETS (LIABILITIES) - 0.0%	28
NET ASSETS - 100%	$ 1,132,845
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 147,513	$ 40,565	$ 31,672	$ 150	$ 156,406
Fidelity Series Commodity Strategy Fund Class F	9,668	4,026	611	-	9,834
Fidelity Series Emerging Markets Debt Fund Class F	5,720	847	192	343	6,076
Fidelity Series Floating Rate High Income Fund Class F	10,380	894	5,199	338	5,691
Fidelity Series Inflation-Protected Bond Index Fund Class F	26,861	14,975	1,505	96	39,687
Fidelity Series Real Estate Income Fund Class F	3,942	1,767	223	271	5,486
Fidelity Series Short-Term Credit Fund Class F	-	117,402	-	-	117,519
Fidelity Short-Term Bond Fund Class F	120,930	30,537	151,584	1,260	-
Strategic Advisers Core Income Multi-Manager Fund Class F	323,286	153,586	17,331	11,464	468,643
Strategic Advisers Core Multi-Manager Fund Class F	43,839	26,188	5,233	464	61,298
Strategic Advisers Emerging Markets Fund of Funds Class F	14,576	16,502	1,066	277	29,047
Strategic Advisers Growth Multi-Manager Fund Class F	36,138	21,710	5,593	237	50,991
Strategic Advisers Income Opportunities Fund of Funds Class F	45,313	3,763	8,386	2,332	38,623
Strategic Advisers International Multi-Manager Fund Class F	50,940	10,469	7,493	1,200	51,072
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	21,929	16,162	3,370	-	30,902
Strategic Advisers Value Multi-Manager Fund Class F	44,663	22,016	4,460	546	61,542
Total	$ 905,698	$ 481,409	$ 243,918	$ 18,978	$ 1,132,817
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $1,131,803) - See accompanying schedule		$ 1,132,817
Receivable for fund shares sold		1,437
Dividends Receivable		96
Total assets		1,134,350

Liabilities
Payable for investments purchased	$ 1,440
Transfer agent fees payable	43
Distribution and service plan fees payable	22
Total liabilities		1,505

Net Assets		$ 1,132,845
Net Assets consist of:
Paid in capital		$ 1,119,161
Undistributed net investment income		949
Accumulated undistributed net realized gain (loss) on investments		11,721
Net unrealized appreciation (depreciation) on investments		1,014
Net Assets		$ 1,132,845

Multi-Manager Income: Net Asset Value, offering price and redemption price per share ($921,014 ÷ 89,128 shares)		$ 10.33

Class L: Net Asset Value, offering price and redemption price per share ($106,091 ÷ 10,267 shares)		$ 10.33

Class N: Net Asset Value, offering price and redemption price per share ($105,740 ÷ 10,236 shares)		$ 10.33

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 18,978

Expenses
Transfer agent fees	$ 521
Distribution and service plan fees	260
Independent trustees' compensation	4
Total expenses		785
Net investment income (loss)		18,193
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,053)
Capital gain distributions from underlying funds	30,876
Total net realized gain (loss)		28,823
Change in net unrealized appreciation (depreciation) on underlying funds		(8,319)
Net gain (loss)		20,504
Net increase (decrease) in net assets resulting from operations		$ 38,697

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,193	$ 4,064
Net realized gain (loss)	28,823	3,397
Change in net unrealized appreciation (depreciation)	(8,319)	8,586
Net increase (decrease) in net assets resulting from operations	38,697	16,047
Distributions to shareholders from net investment income	(18,452)	(2,967)
Distributions to shareholders from net realized gain	(18,460)	(2,588)
Total distributions	(36,912)	(5,555)
Share transactions - net increase (decrease)	225,410	793,441
Total increase (decrease) in net assets	227,195	803,933

Net Assets
Beginning of period	905,650	101,717
End of period (including undistributed net investment income of $949 and undistributed net investment income of $1,214, respectively)	$ 1,132,845	$ 905,650

Financial Highlights - Multi-Manager Income

Years ended March 31,	2015	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.29	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.18	.14	.04
Net realized and unrealized gain (loss)	.22	.24	.13
Total from investment operations	.40	.38	.17
Distributions from net investment income	(.19)	(.12)	(.03)
Distributions from net realized gain	(.18)	(.11)	-
Total distributions	(.36) H	(.23)	(.03)
Net asset value, end of period	$ 10.33	$ 10.29	$ 10.14
Total ReturnB, C	3.98%	3.79%	1.71%
Ratios to Average Net Assets E,G
Expenses before reductions	.05%	.06%	.15%A
Expenses net of fee waivers, if any	.05%	.06%	.06%A
Expenses net of all reductions	.05%	.06%	.06%A
Net investment income (loss)	1.77%	1.43%	1.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 921	$ 702	$ 102
Portfolio turnover rateE	23%	40%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.36 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.177 per share.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Years ended March 31,	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.29	$ 10.19
Income from Investment Operations
Net investment income (loss) C	.18	.05
Net realized and unrealized gain (loss)	.22	.15
Total from investment operations	.40	.20
Distributions from net investment income	(.19)	(.04)
Distributions from net realized gain	(.18)	(.06)
Total distributions	(.36) G	(.10)
Net asset value, end of period	$ 10.33	$ 10.29
Total ReturnB	3.97%	2.00%
Ratios to Average Net Assets D,F
Expenses before reductions	.06%	.06%A
Expenses net of fee waivers, if any	.06%	.06%A
Expenses net of all reductions	.06%	.06%A
Net investment income (loss)	1.77%	1.62%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106	$ 102
Portfolio turnover rate D	23%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

G Total distributions of $.36 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.177 per share.

Financial Highlights - Class N

Years ended March 31,	2015	2014E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.29	$ 10.19
Income from Investment Operations
Net investment income (loss) C	.16	.04
Net realized and unrealized gain (loss)	.22	.16
Total from investment operations	.38	.20
Distributions from net investment income	(.16)	(.04)
Distributions from net realized gain	(.18)	(.06)
Total distributions	(.34)	(.10)
Net asset value, end of period	$ 10.33	$ 10.29
Total ReturnB	3.71%	1.94%
Ratios to Average Net Assets D,F
Expenses before reductions	.31%	.32%A
Expenses net of fee waivers, if any	.31%	.32%A
Expenses net of all reductions	.31%	.32%A
Net investment income (loss)	1.52%	1.36%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106	$ 102
Portfolio turnover rateD	23%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2005 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	0.9
Strategic Advisers Core Multi-Manager Fund Class F	8.4	8.6
Strategic Advisers Growth Multi-Manager Fund Class F	7.0	7.2
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	4.3	4.3
Strategic Advisers Value Multi-Manager Fund Class F	8.5	8.6
	29.0	29.6
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	3.8	2.9
Strategic Advisers International Multi-Manager Fund Class F	7.9	8.2
	11.7	11.1
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.5
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.0	2.2
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	36.4	33.5
Strategic Advisers Income Opportunities Fund of Funds Class F	3.5	4.3
	44.5	41.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	8.4	9.7
Fidelity Series Short-Term Credit Fund Class F	6.4	0.0
Fidelity Short-Term Bond Fund Class F	0.0	8.0
	14.8	17.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	29.0%
International Equity Funds	11.7%
Bond Funds	44.5%
Short-Term Funds	14.8%

Six months ago
Domestic Equity Funds**	29.6%
International Equity Funds	11.1%
Bond Funds	41.6%
Short-Term Funds	17.7%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2005 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 29.0%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	434	$ 2,677
Strategic Advisers Core Multi-Manager Fund Class F (c)	2,196	28,235
Strategic Advisers Growth Multi-Manager Fund Class F (c)	1,699	23,499
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	1,229	14,257
Strategic Advisers Value Multi-Manager Fund Class F (c)	1,956	28,345
TOTAL DOMESTIC EQUITY FUNDS (Cost $97,381)		97,013
International Equity Funds - 11.7%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	1,297	12,746
Strategic Advisers International Multi-Manager Fund Class F (c)	2,196	26,468
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $39,519)		39,214
Bond Funds - 44.5%

Fidelity Series Emerging Markets Debt Fund Class F (c)	211	2,044
Fidelity Series Floating Rate High Income Fund Class F (c)	171	1,673
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	1,043	10,183

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	143	$ 1,620
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	12,130	121,790
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	1,143	11,811
TOTAL BOND FUNDS (Cost $148,109)		149,121
Short-Term Funds - 14.8%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	28,335	28,335
Fidelity Series Short-Term Credit Fund Class F (c)	2,134	21,364
TOTAL SHORT-TERM FUNDS (Cost $49,678)		49,699
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $334,687)	335,047
NET OTHER ASSETS (LIABILITIES) - 0.0%	(18)
NET ASSETS - 100%	$ 335,029
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 33,944	$ 1,679	$ 7,288	$ 30	$ 28,335
Fidelity Series Commodity Strategy Fund Class F	2,884	720	8	-	2,677
Fidelity Series Emerging Markets Debt Fund Class F	2,089	140	85	120	2,044
Fidelity Series Floating Rate High Income Fund Class F	3,617	195	2,024	109	1,673
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,088	3,269	28	24	10,183
Fidelity Series Real Estate Income Fund Class F	1,468	155	9	84	1,620
Fidelity Series Short-Term Credit Fund Class F	-	21,343	-	-	21,364
Fidelity Short-Term Bond Fund Class F	27,846	809	28,678	256	-
Strategic Advisers Core Income Multi-Manager Fund Class F	95,610	23,897	291	3,052	121,790
Strategic Advisers Core Multi-Manager Fund Class F	26,591	5,820	2,219	241	28,235
Strategic Advisers Emerging Markets Fund of Funds Class F	8,528	4,514	45	131	12,746
Strategic Advisers Growth Multi-Manager Fund Class F	21,891	4,229	1,834	125	23,499
Strategic Advisers Income Opportunities Fund of Funds Class F	17,292	958	5,712	823	11,811
Strategic Advisers International Multi-Manager Fund Class F	30,406	1,838	4,328	643	26,468
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	13,394	3,804	1,096	-	14,257
Strategic Advisers Value Multi-Manager Fund Class F	27,130	3,507	1,940	275	28,345
Total	$ 319,778	$ 76,877	$ 55,585	$ 5,913	$ 335,047
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $334,687) - See accompanying schedule		$ 335,047
Dividends receivable		16
Total assets		335,063

Liabilities
Transfer agent fees payable	$ 12
Distribution and service plan fees payable	22
Total liabilities		34

Net Assets		$ 335,029
Net Assets consist of:
Paid in capital		$ 327,900
Undistributed net investment income		894
Accumulated undistributed net realized gain (loss) on investments		5,875
Net unrealized appreciation (depreciation) on investments		360
Net Assets		$ 335,029

Multi-Manager 2005: Net Asset Value, offering price and redemption price per share ($120,297 ÷ 11,374 shares)		$ 10.58

Class L: Net Asset Value, offering price and redemption price per share ($107,544 ÷ 10,176 shares)		$ 10.57

Class N: Net Asset Value, offering price and redemption price per share ($107,188 ÷ 10,149 shares)		$ 10.56

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 5,913

Expenses
Transfer agent fees	$ 274
Distribution and service plan fees	262
Independent trustees' compensation	1
Total expenses before reductions	537
Expense reductions	(6)	531
Net investment income (loss)		5,382
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(496)
Capital gain distributions from underlying funds	15,679
Total net realized gain (loss)		15,183
Change in net unrealized appreciation (depreciation) on underlying funds		(5,527)
Net gain (loss)		9,656
Net increase (decrease) in net assets resulting from operations		$ 15,038

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,382	$ 2,554
Net realized gain (loss)	15,183	4,945
Change in net unrealized appreciation (depreciation)	(5,527)	4,240
Net increase (decrease) in net assets resulting from operations	15,038	11,739
Distributions to shareholders from net investment income	(5,317)	(2,131)
Distributions to shareholders from net realized gain	(11,687)	(3,179)
Total distributions	(17,004)	(5,310)
Share transactions - net increase (decrease)	17,249	210,650
Total increase (decrease) in net assets	15,283	217,079

Net Assets
Beginning of period	319,746	102,667
End of period (including undistributed net investment income of $894 and undistributed net investment income of $833, respectively)	$ 335,029	$ 319,746

Financial Highlights - Multi-Manager 2005

Years ended March 31,	2015	2014	2013F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 10.27	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.19	.14	.05
Net realized and unrealized gain (loss)	.31	.49	.22
Total from investment operations	.50	.63	.27
Distributions from net investment income	(.19)	(.10)	-
Distributions from net realized gain	(.39)	(.15)	-
Total distributions	(.57)H	(.25)	-
Net asset value, end of period	$ 10.58	$ 10.65	$ 10.27
Total ReturnB, C	4.83%	6.18%	2.70%
Ratios to Average Net Assets E,G
Expenses before reductions	.05%	.06%	.15%A
Expenses net of fee waivers, if any	.05%	.06%	.06%A
Expenses net of all reductions	.05%	.06%	.06%A
Net investment income (loss)	1.76%	1.32%	1.63%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 120	$ 115	$ 103
Portfolio turnover rateE	17%	44%	1% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.57 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.385 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Years ended March 31,	2015	2014F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.51
Income from Investment Operations
Net investment income (loss) D	.18	.06
Net realized and unrealized gain (loss)	.32	.22
Total from investment operations	.50	.28
Distributions from net investment income	(.18)	(.06)
Distributions from net realized gain	(.39)	(.09)
Total distributions	(.57)	(.15)
Net asset value, end of period	$ 10.57	$ 10.64
Total ReturnB, C	4.79%	2.64%
Ratios to Average Net Assets E,G
Expenses before reductions	.10%	.07%A
Expenses net of fee waivers, if any	.10%	.07%A
Expenses net of all reductions	.10%	.07%A
Net investment income (loss)	1.71%	1.90%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108	$ 103
Portfolio turnover rateE	17%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class N

Years ended March 31,	2015	2014F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 10.51
Income from Investment Operations
Net investment income (loss) D	.16	.05
Net realized and unrealized gain (loss)	.31	.21
Total from investment operations	.47	.26
Distributions from net investment income	(.16)	(.06)
Distributions from net realized gain	(.39)	(.09)
Total distributions	(.54)I	(.14)H
Net asset value, end of period	$ 10.56	$ 10.63
Total ReturnB, C	4.53%	2.52%
Ratios to Average Net Assets E,G
Expenses before reductions	.35%	.33%A
Expenses net of fee waivers, if any	.35%	.33%A
Expenses net of all reductions	.35%	.33%A
Net investment income (loss)	1.46%	1.65%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107	$ 103
Portfolio turnover rateE	17%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.14 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.088 per share.

I Total distributions of $.54 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.385 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2010 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	0.9
Strategic Advisers Core Multi-Manager Fund Class F	10.3	10.5
Strategic Advisers Growth Multi-Manager Fund Class F	8.6	8.7
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	5.2	5.2
Strategic Advisers Value Multi-Manager Fund Class F	10.3	10.5
	35.2	35.8
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	4.6	3.6
Strategic Advisers International Multi-Manager Fund Class F	10.0	10.3
	14.6	13.9
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.5
Fidelity Series Inflation-Protected Bond Index Fund Class F	2.4	1.7
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	33.3	30.4
Strategic Advisers Income Opportunities Fund of Funds Class F	3.5	4.4
	40.8	38.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	5.4	6.7
Fidelity Series Short-Term Credit Fund Class F	4.0	0.0
Fidelity Short-Term Bond Fund Class F	0.0	5.4
	9.4	12.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	35.2%
International Equity Funds	14.6%
Bond Funds	40.8%
Short-Term Funds	9.4%

Six months ago
Domestic Equity Funds**	35.8%
International Equity Funds	13.9%
Bond Funds	38.2%
Short-Term Funds	12.1%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2010 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 35.2%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	993	$ 6,129
Strategic Advisers Core Multi-Manager Fund Class F (c)	6,142	78,985
Strategic Advisers Growth Multi-Manager Fund Class F (c)	4,754	65,753
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	3,440	39,907
Strategic Advisers Value Multi-Manager Fund Class F (c)	5,457	79,069
TOTAL DOMESTIC EQUITY FUNDS (Cost $272,988)		269,843
International Equity Funds - 14.6%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	3,576	35,151
Strategic Advisers International Multi-Manager Fund Class F (c)	6,379	76,863
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $112,712)		112,014
Bond Funds - 40.8%

Fidelity Series Emerging Markets Debt Fund Class F (c)	477	4,632
Fidelity Series Floating Rate High Income Fund Class F (c)	390	3,829
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	1,895	18,496

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	325	$ 3,681
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	25,436	255,378
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	2,576	26,605
TOTAL BOND FUNDS (Cost $310,287)		312,621
Short-Term Funds - 9.4%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	41,289	41,289
Fidelity Series Short-Term Credit Fund Class F (c)	3,114	31,175
TOTAL SHORT-TERM FUNDS (Cost $72,433)		72,464
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $768,420)	766,942
NET OTHER ASSETS (LIABILITIES) - 0.0%	(29)
NET ASSETS - 100%	$ 766,913
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 37,268	$ 18,975	$ 14,954	$ 43	$ 41,289
Fidelity Series Commodity Strategy Fund Class F	4,040	4,040	9	-	6,129
Fidelity Series Emerging Markets Debt Fund Class F	3,200	1,743	89	256	4,632
Fidelity Series Floating Rate High Income Fund Class F	5,385	2,714	4,043	224	3,829
Fidelity Series Inflation-Protected Bond Index Fund Class F	8,917	10,495	656	41	18,496
Fidelity Series Real Estate Income Fund Class F	2,416	1,519	264	185	3,681
Fidelity Series Short-Term Credit Fund Class F	-	31,144	-	-	31,175
Fidelity Short-Term Bond Fund Class F	30,562	14,437	45,035	368	-
Strategic Advisers Core Income Multi-Manager Fund Class F	127,611	123,292	298	5,815	255,378
Strategic Advisers Core Multi-Manager Fund Class F	49,290	39,053	4,203	631	78,985
Strategic Advisers Emerging Markets Fund of Funds Class F	15,481	20,498	38	364	35,151
Strategic Advisers Growth Multi-Manager Fund Class F	40,538	31,161	4,022	327	65,753
Strategic Advisers Income Opportunities Fund of Funds Class F	27,130	13,883	12,940	1,747	26,605
Strategic Advisers International Multi-Manager Fund Class F	56,034	32,064	8,378	1,468	76,863
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	24,805	22,143	2,518	-	39,907
Strategic Advisers Value Multi-Manager Fund Class F	50,296	33,876	4,161	728	79,069
Total	$ 482,973	$ 401,037	$ 101,608	$ 12,197	$ 766,942
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $768,420) - See accompanying schedule		$ 766,942
Receivable for fund shares sold		244
Dividends receivable		25
Total assets		767,211

Liabilities
Payable for investments purchased	$ 245
Transfer agent fees payable	30
Distribution and service plan fees payable	23
Total liabilities		298

Net Assets		$ 766,913
Net Assets consist of:
Paid in capital		$ 749,647
Undistributed net investment income		1,940
Accumulated undistributed net realized gain (loss) on investments		16,804
Net unrealized appreciation (depreciation) on investments		(1,478)
Net Assets		$ 766,913

Multi-Manager 2010: Net Asset Value, offering price and redemption price per share ($550,379 ÷ 50,636 shares)		$ 10.87

Class L: Net Asset Value, offering price and redemption price per share ($108,447 ÷ 9,972 shares)		$ 10.88

Class N: Net Asset Value, offering price and redemption price per share ($108,087 ÷ 9,946 shares)		$ 10.87

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 12,197

Expenses
Transfer agent fees	$ 385
Distribution and service plan fees	264
Independent trustees' compensation	3
Total expenses		652
Net investment income (loss)		11,545
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,124)
Capital gain distributions from underlying funds	40,342
Total net realized gain (loss)		39,218
Change in net unrealized appreciation (depreciation) on underlying funds		(14,337)
Net gain (loss)		24,881
Net increase (decrease) in net assets resulting from operations		$ 36,426

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,545	$ 3,711
Net realized gain (loss)	39,218	7,567
Change in net unrealized appreciation (depreciation)	(14,337)	10,546
Net increase (decrease) in net assets resulting from operations	36,426	21,824
Distributions to shareholders from net investment income	(10,709)	(3,058)
Distributions to shareholders from net realized gain	(26,028)	(4,695)
Total distributions	(36,737)	(7,753)
Share transactions - net increase (decrease)	284,292	365,356
Total increase (decrease) in net assets	283,981	379,427

Net Assets
Beginning of period	482,932	103,505
End of period (including undistributed net investment income of $1,940 and undistributed net investment income of $1,144, respectively)	$ 766,913	$ 482,932

Financial Highlights - Multi-Manager 2010

Years ended March 31,	2015	2014	2013F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 10.35	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.19	.15	.05
Net realized and unrealized gain (loss)	.37	.67	.30
Total from investment operations	.56	.82	.35
Distributions from net investment income	(.17)	(.12)	-
Distributions from net realized gain	(.40)	(.18)	-
Total distributions	(.56)H	(.30)	-
Net asset value, end of period	$ 10.87	$ 10.87	$ 10.35
Total ReturnB, C	5.31%	8.00%	3.50%
Ratios to Average Net Assets E,G
Expenses before reductions	.05%	.06%	.17%A
Expenses net of fee waivers, if any	.05%	.06%	.06%A
Expenses net of all reductions	.05%	.06%	.06%A
Net investment income (loss)	1.73%	1.45%	1.87%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 550	$ 277	$ 104
Portfolio turnover rateE	15%	24%	1% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.56 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.397 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Years ended March 31,	2015	2014E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 10.73
Income from Investment Operations
Net investment income (loss) C	.19	.07
Net realized and unrealized gain (loss)	.38	.25
Total from investment operations	.57	.32
Distributions from net investment income	(.16)	(.07)
Distributions from net realized gain	(.40)	(.11)
Total distributions	(.56)	(.18)
Net asset value, end of period	$ 10.88	$ 10.87
Total ReturnB	5.37%	2.97%
Ratios to Average Net Assets D,F
Expenses before reductions	.07%	.07%A
Expenses net of fee waivers, if any	.07%	.07%A
Expenses net of all reductions	.07%	.07%A
Net investment income (loss)	1.71%	1.96%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108	$ 103
Portfolio turnover rateD	15%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class N

Years ended March 31,	2015	2014E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 10.73
Income from Investment Operations
Net investment income (loss) C	.16	.06
Net realized and unrealized gain (loss)	.37	.25
Total from investment operations	.53	.31
Distributions from net investment income	(.14)	(.07)
Distributions from net realized gain	(.40)	(.11)
Total distributions	(.53)H	(.17)G
Net asset value, end of period	$ 10.87	$ 10.87
Total ReturnB	5.01%	2.95%
Ratios to Average Net Assets D,F
Expenses before reductions	.32%	.32%A
Expenses net of fee waivers, if any	.32%	.32%A
Expenses net of all reductions	.32%	.32%A
Net investment income (loss)	1.46%	1.70%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108	$ 103
Portfolio turnover rateD	15%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

G Total distributions of $.17 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.108 per share.

H Total distributions of $.53 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.397 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2015 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	1.0
Strategic Advisers Core Multi-Manager Fund Class F	12.0	12.1
Strategic Advisers Growth Multi-Manager Fund Class F	10.0	10.1
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	6.0	6.0
Strategic Advisers Value Multi-Manager Fund Class F	12.0	12.1
	40.8	41.3
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	5.1	4.2
Strategic Advisers International Multi-Manager Fund Class F	11.8	12.2
	16.9	16.4
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.5
Fidelity Series Inflation-Protected Bond Index Fund Class F	1.6	1.4
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	30.6	27.8
Strategic Advisers Income Opportunities Fund of Funds Class F	3.4	4.3
	37.2	35.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	2.9	4.0
Fidelity Series Short-Term Credit Fund Class F	2.2	0.0
Fidelity Short-Term Bond Fund Class F	0.0	3.2
	5.1	7.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	40.8%
International Equity Funds	16.9%
Bond Funds	37.2%
Short-Term Funds	5.1%

Six months ago
Domestic Equity Funds**	41.3%
International Equity Funds	16.4%
Bond Funds	35.1%
Short-Term Funds	7.2%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2015 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 40.8%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	2,324	$ 14,338
Strategic Advisers Core Multi-Manager Fund Class F (c)	16,886	217,153
Strategic Advisers Growth Multi-Manager Fund Class F (c)	13,072	180,792
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	9,463	109,767
Strategic Advisers Value Multi-Manager Fund Class F (c)	14,989	217,195
TOTAL DOMESTIC EQUITY FUNDS (Cost $747,720)		739,245
International Equity Funds - 16.9%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	9,398	92,379
Strategic Advisers International Multi-Manager Fund Class F (c)	17,808	214,584
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $313,053)		306,963
Bond Funds - 37.2%

Fidelity Series Emerging Markets Debt Fund Class F (c)	1,062	10,314
Fidelity Series Floating Rate High Income Fund Class F (c)	919	9,014
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	2,985	29,131

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	769	$ 8,693
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	55,237	554,583
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	5,986	61,833
TOTAL BOND FUNDS (Cost $666,127)		673,568
Short-Term Funds - 5.1%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	52,123	52,123
Fidelity Series Short-Term Credit Fund Class F (c)	3,936	39,400
TOTAL SHORT-TERM FUNDS (Cost $91,484)		91,523
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,818,384)	1,811,299
NET OTHER ASSETS (LIABILITIES) - 0.0%	(114)
NET ASSETS - 100%	$ 1,811,185
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 45,893	$ 36,568	$ 30,338	$ 52	$ 52,123
Fidelity Series Commodity Strategy Fund Class F	8,942	10,390	609	-	14,338
Fidelity Series Emerging Markets Debt Fund Class F	5,747	5,370	247	491	10,314
Fidelity Series Floating Rate High Income Fund Class F	9,555	6,980	6,967	419	9,014
Fidelity Series Inflation-Protected Bond Index Fund Class F	12,039	18,545	1,006	58	29,131
Fidelity Series Real Estate Income Fund Class F	4,590	4,966	937	365	8,693
Fidelity Series Short-Term Credit Fund Class F	-	39,361	-	-	39,400
Fidelity Short-Term Bond Fund Class F	37,596	29,627	67,264	437	-
Strategic Advisers Core Income Multi-Manager Fund Class F	203,267	360,138	17,536	10,953	554,583
Strategic Advisers Core Multi-Manager Fund Class F	101,196	142,074	15,453	1,422	217,153
Strategic Advisers Emerging Markets Fund of Funds Class F	31,325	64,253	55	1,005	92,379
Strategic Advisers Growth Multi-Manager Fund Class F	83,187	117,020	15,700	732	180,792
Strategic Advisers Income Opportunities Fund of Funds Class F	49,301	39,560	23,991	3,382	61,833
Strategic Advisers International Multi-Manager Fund Class F	114,605	120,577	12,524	3,874	214,584
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	50,455	79,638	9,330	-	109,767
Strategic Advisers Value Multi-Manager Fund Class F	102,936	130,584	14,069	1,691	217,195
Total	$ 860,634	$ 1,205,651	$ 216,026	$ 24,881	$ 1,811,299
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $1,818,384) - See accompanying schedule		$ 1,811,299
Receivable for fund shares sold		2,067
Dividends receivable		32
Total assets		1,813,398

Liabilities
Payable for investments purchased	$ 2,069
Transfer agent fees payable	121
Distribution and service plan fees payable	23
Total liabilities		2,213

Net Assets		$ 1,811,185
Net Assets consist of:
Paid in capital		$ 1,774,325
Undistributed net investment income		4,172
Accumulated undistributed net realized gain (loss) on investments		39,773
Net unrealized appreciation (depreciation) on investments		(7,085)
Net Assets		$ 1,811,185

Multi-Manager 2015: Net Asset Value, offering price and redemption price per share ($1,593,100 ÷ 144,315 shares)		$ 11.04

Class L: Net Asset Value, offering price and redemption price per share ($109,222 ÷ 9,890 shares)		$ 11.04

Class N: Net Asset Value, offering price and redemption price per share ($108,863 ÷ 9,865 shares)		$ 11.04

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 24,881

Expenses
Transfer agent fees	$ 1,188
Distribution and service plan fees	265
Independent trustees' compensation	5
Total expenses		1,458
Net investment income (loss)		23,423
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(6,367)
Capital gain distributions from underlying funds	92,522
Total net realized gain (loss)		86,155
Change in net unrealized appreciation (depreciation) on underlying funds		(32,594)
Net gain (loss)		53,561
Net increase (decrease) in net assets resulting from operations		$ 76,984

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,423	$ 5,910
Net realized gain (loss)	86,155	11,707
Change in net unrealized appreciation (depreciation)	(32,594)	23,088
Net increase (decrease) in net assets resulting from operations	76,984	40,705
Distributions to shareholders from net investment income	(21,238)	(4,458)
Distributions to shareholders from net realized gain	(53,186)	(5,574)
Total distributions	(74,424)	(10,032)
Share transactions - net increase (decrease)	948,104	726,222
Total increase (decrease) in net assets	950,664	756,895

Net Assets
Beginning of period	860,521	103,626
End of period (including undistributed net investment income of $4,172 and undistributed net investment income of $1,986, respectively)	$ 1,811,185	$ 860,521

Financial Highlights - Multi-Manager 2015

Years ended March 31,	2015	2014	2013F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.19	.15	.05
Net realized and unrealized gain (loss)	.42	.74	.31
Total from investment operations	.61	.89	.36
Distributions from net investment income	(.15)	(.12)	-
Distributions from net realized gain	(.39)	(.16)	-
Total distributions	(.54)	(.28)	-
Net asset value, end of period	$ 11.04	$ 10.97	$ 10.36
Total ReturnB, C	5.70%	8.68%	3.60%
Ratios to Average Net Assets E,G
Expenses before reductions	.09%	.10%	.21%A
Expenses net of fee waivers, if any	.09%	.10%	.09%A
Expenses net of all reductions	.09%	.10%	.09%A
Net investment income (loss)	1.73%	1.44%	1.88%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,593	$ 654	$ 104
Portfolio turnover rateE	16%	38%	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Years ended March 31,	2015	2014F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.77
Income from Investment Operations
Net investment income (loss) D	.19	.06
Net realized and unrealized gain (loss)	.42	.30
Total from investment operations	.61	.36
Distributions from net investment income	(.15)	(.07)
Distributions from net realized gain	(.39)	(.09)
Total distributions	(.54)	(.16)
Net asset value, end of period	$ 11.04	$ 10.97
Total ReturnB, C	5.66%	3.34%
Ratios to Average Net Assets E,G
Expenses before reductions	.09%	.10%A
Expenses net of fee waivers, if any	.09%	.10%A
Expenses net of all reductions	.09%	.10%A
Net investment income (loss)	1.72%	1.81%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109	$ 103
Portfolio turnover rateE	16%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class N

Years ended March 31,	2015	2014F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.77
Income from Investment Operations
Net investment income (loss) D	.16	.05
Net realized and unrealized gain (loss)	.43	.30
Total from investment operations	.59	.35
Distributions from net investment income	(.12)	(.07)
Distributions from net realized gain	(.39)	(.09)
Total distributions	(.51)	(.16)
Net asset value, end of period	$ 11.04	$ 10.96
Total ReturnB, C	5.51%	3.22%
Ratios to Average Net Assets E,G
Expenses before reductions	.34%	.36%A
Expenses net of fee waivers, if any	.34%	.35%A
Expenses net of all reductions	.34%	.35%A
Net investment income (loss)	1.47%	1.56%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109	$ 103
Portfolio turnover rateE	16%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	1.0
Strategic Advisers Core Multi-Manager Fund Class F	13.3	13.4
Strategic Advisers Growth Multi-Manager Fund Class F	11.0	11.1
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	6.7	6.6
Strategic Advisers Value Multi-Manager Fund Class F	13.3	13.4
	45.1	45.5
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	5.5	4.6
Strategic Advisers International Multi-Manager Fund Class F	13.2	13.3
	18.7	17.9
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.5
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.8	0.9
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	27.0	24.5
Strategic Advisers Income Opportunities Fund of Funds Class F	3.4	4.1
	32.8	31.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	2.0	3.0
Fidelity Series Short-Term Credit Fund Class F	1.4	0.0
Fidelity Short-Term Bond Fund Class F	0.0	2.5
	3.4	5.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	45.1%
International Equity Funds	18.7%
Bond Funds	32.8%
Short-Term Funds	3.4%

Six months ago
Domestic Equity Funds**	45.5%
International Equity Funds	17.9%
Bond Funds	31.1%
Short-Term Funds	5.5%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2020 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 45.1%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	4,307	$ 26,574
Strategic Advisers Core Multi-Manager Fund Class F (c)	35,045	450,681
Strategic Advisers Growth Multi-Manager Fund Class F (c)	27,132	375,240
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	19,638	227,801
Strategic Advisers Value Multi-Manager Fund Class F (c)	31,113	450,832
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,549,912)		1,531,128
International Equity Funds - 18.7%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	19,030	187,066
Strategic Advisers International Multi-Manager Fund Class F (c)	37,287	449,304
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $642,233)		636,370
Bond Funds - 32.8%

Fidelity Series Emerging Markets Debt Fund Class F (c)	2,014	19,553
Fidelity Series Floating Rate High Income Fund Class F (c)	1,724	16,910
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	2,865	27,963

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	1,434	$ 16,215
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	91,378	917,434
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	11,094	114,600
TOTAL BOND FUNDS (Cost $1,103,043)		1,112,675
Short-Term Funds - 3.4%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	68,522	68,522
Fidelity Series Short-Term Credit Fund Class F (c)	4,814	48,188
TOTAL SHORT-TERM FUNDS (Cost $116,662)		116,710
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,411,850)	3,396,883
NET OTHER ASSETS (LIABILITIES) - 0.0%	(170)
NET ASSETS - 100%	$ 3,396,713
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 59,864	$ 47,538	$ 38,880	$ 64	$ 68,522
Fidelity Series Commodity Strategy Fund Class F	17,801	18,322	2,002	-	26,574
Fidelity Series Emerging Markets Debt Fund Class F	12,640	10,193	2,365	901	19,553
Fidelity Series Floating Rate High Income Fund Class F	18,901	12,901	13,975	740	16,910
Fidelity Series Inflation-Protected Bond Index Fund Class F	16,681	15,152	3,513	61	27,963
Fidelity Series Real Estate Income Fund Class F	9,261	9,192	2,310	649	16,215
Fidelity Series Short-Term Credit Fund Class F	-	48,140	-	-	48,188
Fidelity Short-Term Bond Fund Class F	49,117	29,454	78,602	539	-
Strategic Advisers Core Income Multi-Manager Fund Class F	369,777	588,760	54,324	16,927	917,434
Strategic Advisers Core Multi-Manager Fund Class F	225,296	292,651	42,628	2,862	450,681
Strategic Advisers Emerging Markets Fund of Funds Class F	67,755	135,567	10,485	1,843	187,066
Strategic Advisers Growth Multi-Manager Fund Class F	185,676	239,698	39,389	1,477	375,240
Strategic Advisers Income Opportunities Fund of Funds Class F	104,997	75,160	59,981	6,097	114,600
Strategic Advisers International Multi-Manager Fund Class F	253,767	265,403	52,072	7,677	449,304
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	112,992	162,338	24,225	-	227,801
Strategic Advisers Value Multi-Manager Fund Class F	229,540	268,954	40,981	3,374	450,832
Total	$ 1,734,065	$ 2,219,423	$ 465,732	$ 43,211	$ 3,396,883
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $3,411,850) - See accompanying schedule		$ 3,396,883
Dividends receivable		53
Total assets		3,396,936

Liabilities
Transfer agent fees payable	$ 200
Distribution and service plan fees payable	23
Total liabilities		223

Net Assets		$ 3,396,713
Net Assets consist of:
Paid in capital		$ 3,330,371
Undistributed net investment income		5,917
Accumulated undistributed net realized gain (loss) on investments		75,392
Net unrealized appreciation (depreciation) on investments		(14,967)
Net Assets		$ 3,396,713

Multi-Manager 2020: Net Asset Value, offering price and redemption price per share ($3,177,560 ÷ 284,873 shares)		$ 11.15

Class L: Net Asset Value, offering price and redemption price per share ($109,758 ÷ 9,843 shares)		$ 11.15

Class N: Net Asset Value, offering price and redemption price per share ($109,395 ÷ 9,817 shares)		$ 11.14

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 43,211

Expenses
Transfer agent fees	$ 2,013
Distribution and service plan fees	266
Independent trustees' compensation	10
Total expenses		2,289
Net investment income (loss)		40,922
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(12,813)
Capital gain distributions from underlying funds	184,817
Total net realized gain (loss)		172,004
Change in net unrealized appreciation (depreciation) on underlying funds		(78,059)
Net gain (loss)		93,945
Net increase (decrease) in net assets resulting from operations		$ 134,867

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,922	$ 10,946
Net realized gain (loss)	172,004	19,357
Change in net unrealized appreciation (depreciation)	(78,059)	60,340
Net increase (decrease) in net assets resulting from operations	134,867	90,643
Distributions to shareholders from net investment income	(38,591)	(7,922)
Distributions to shareholders from net realized gain	(107,622)	(9,004)
Total distributions	(146,213)	(16,926)
Share transactions - net increase (decrease)	1,674,161	1,556,213
Total increase (decrease) in net assets	1,662,815	1,629,930

Net Assets
Beginning of period	1,733,898	103,968
End of period (including undistributed net investment income of $5,917 and undistributed net investment income of $3,586, respectively)	$ 3,396,713	$ 1,733,898

Financial Highlights - Multi-Manager 2020

Years ended March 31,	2015	2014	2013F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.12	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.19	.15	.06
Net realized and unrealized gain (loss)	.45	.83	.34
Total from investment operations	.64	.98	.40
Distributions from net investment income	(.16)	(.12)	-
Distributions from net realized gain	(.45)	(.14)	-
Total distributions	(.61)	(.26)	-
Net asset value, end of period	$ 11.15	$ 11.12	$ 10.40
Total ReturnB, C	5.91%	9.50%	4.00%
Ratios to Average Net Assets E,G
Expenses before reductions	.08%	.10%	.21%A
Expenses net of fee waivers, if any	.08%	.10%	.09%A
Expenses net of all reductions	.08%	.10%	.09%A
Net investment income (loss)	1.71%	1.41%	1.97%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,178	$ 1,527	$ 104
Portfolio turnover rateE	19%	51%	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Years ended March 31,	2015	2014E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 10.89
Income from Investment Operations
Net investment income (loss) C	.19	.06
Net realized and unrealized gain (loss)	.46	.32
Total from investment operations	.65	.38
Distributions from net investment income	(.16)	(.08)
Distributions from net realized gain	(.45)	(.09)
Total distributions	(.61)	(.16)G
Net asset value, end of period	$ 11.15	$ 11.11
Total ReturnB	5.98%	3.55%
Ratios to Average Net Assets D,F
Expenses before reductions	.09%	.09%A
Expenses net of fee waivers, if any	.09%	.09%A
Expenses net of all reductions	.09%	.09%A
Net investment income (loss)	1.71%	1.75%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 110	$ 104
Portfolio turnover rateD	19%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

G Total distributions of $.16 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.087 per share.

Financial Highlights - Class N

Years ended March 31,	2015	2014E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 10.89
Income from Investment Operations
Net investment income (loss) C	.16	.05
Net realized and unrealized gain (loss)	.45	.33
Total from investment operations	.61	.38
Distributions from net investment income	(.13)	(.08)
Distributions from net realized gain	(.45)	(.09)
Total distributions	(.58)	(.16)G
Net asset value, end of period	$ 11.14	$ 11.11
Total ReturnB	5.63%	3.53%
Ratios to Average Net Assets D,F
Expenses before reductions	.34%	.35%A
Expenses net of fee waivers, if any	.34%	.35%A
Expenses net of all reductions	.34%	.35%A
Net investment income (loss)	1.46%	1.50%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109	$ 103
Portfolio turnover rateD	19%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

G Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2025 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	0.9
Strategic Advisers Core Multi-Manager Fund Class F	15.1	15.5
Strategic Advisers Growth Multi-Manager Fund Class F	12.6	12.9
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	7.6	7.6
Strategic Advisers Value Multi-Manager Fund Class F	15.2	15.5
	51.3	52.4
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	6.4	5.5
Strategic Advisers International Multi-Manager Fund Class F	15.3	15.6
	21.7	21.1
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.5	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.5
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.0	0.5
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	19.4	18.6
Strategic Advisers Income Opportunities Fund of Funds Class F	3.6	4.7
	24.5	25.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	1.4	0.6
Fidelity Series Short-Term Credit Fund Class F	1.1	0.0
Fidelity Short-Term Bond Fund Class F	0.0	0.4
	2.5	1.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	51.3%
International Equity Funds	21.7%
Bond Funds	24.5%
Short-Term Funds	2.5%

Six months ago
Domestic Equity Funds**	52.4%
International Equity Funds	21.1%
Bond Funds	25.5%
Short-Term Funds	1.0%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2025 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 51.3%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,445	$ 8,913
Strategic Advisers Core Multi-Manager Fund Class F (c)	13,572	174,541
Strategic Advisers Growth Multi-Manager Fund Class F (c)	10,510	145,349
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	7,613	88,311
Strategic Advisers Value Multi-Manager Fund Class F (c)	12,092	175,215
TOTAL DOMESTIC EQUITY FUNDS (Cost $589,260)		592,329
International Equity Funds - 21.7%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	7,478	73,505
Strategic Advisers International Multi-Manager Fund Class F (c)	14,680	176,888
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $250,414)		250,393
Bond Funds - 24.5%

Fidelity Series Emerging Markets Debt Fund Class F (c)	601	5,831
Fidelity Series Floating Rate High Income Fund Class F (c)	574	5,629

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	488	$ 5,515
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	22,355	224,446
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	4,032	41,650
TOTAL BOND FUNDS (Cost $280,343)		283,071
Short-Term Funds - 2.5%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	16,567	16,567
Fidelity Series Short-Term Credit Fund Class F (c)	1,236	12,377
TOTAL SHORT-TERM FUNDS (Cost $28,932)		28,944
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,148,949)	1,154,737
NET OTHER ASSETS (LIABILITIES) - 0.0%	(105)
NET ASSETS - 100%	$ 1,154,632
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 1,379	$ 16,164	$ 976	$ 7	$ 16,567
Fidelity Series Commodity Strategy Fund Class F	5,289	7,017	1,077	-	8,913
Fidelity Series Emerging Markets Debt Fund Class F	3,939	3,083	929	272	5,831
Fidelity Series Floating Rate High Income Fund Class F	5,031	3,903	3,010	216	5,629
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,916	461	3,425	5	-
Fidelity Series Real Estate Income Fund Class F	2,731	3,423	675	216	5,515
Fidelity Series Short-Term Credit Fund Class F	-	12,365	-	-	12,377
Fidelity Short-Term Bond Fund Class F	1,131	11,755	12,880	54	-
Strategic Advisers Core Income Multi-Manager Fund Class F	95,081	145,039	18,794	4,307	224,446
Strategic Advisers Core Multi-Manager Fund Class F	84,280	120,850	24,846	1,070	174,541
Strategic Advisers Emerging Markets Fund of Funds Class F	26,259	54,929	5,497	831	73,505
Strategic Advisers Growth Multi-Manager Fund Class F	69,294	99,904	22,439	552	145,349
Strategic Advisers Income Opportunities Fund of Funds Class F	34,913	24,701	16,268	2,010	41,650
Strategic Advisers International Multi-Manager Fund Class F	95,100	109,279	24,146	3,168	176,888
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	42,032	66,937	12,656	-	88,311
Strategic Advisers Value Multi-Manager Fund Class F	85,720	112,229	22,780	1,293	175,215
Total	$ 555,095	$ 792,039	$ 170,398	$ 14,001	$ 1,154,737
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $1,148,949) - See accompanying schedule		$ 1,154,737
Receivable for fund shares sold		3,245
Dividends receivable		10
Receivable from investment adviser for expense reductions		9
Total assets		1,158,001

Liabilities
Payable for investments purchased	$ 3,249
Transfer agent fees payable	97
Distribution and service plan fees payable	23
Total liabilities		3,369

Net Assets		$ 1,154,632
Net Assets consist of:
Paid in capital		$ 1,112,704
Undistributed net investment income		1,381
Accumulated undistributed net realized gain (loss) on investments		34,759
Net unrealized appreciation (depreciation) on investments		5,788
Net Assets		$ 1,154,632

Multi-Manager 2025: Net Asset Value, offering price and redemption price per share ($933,740 ÷ 81,899 shares)		$ 11.40

Class L: Net Asset Value, offering price and redemption price per share ($110,627 ÷ 9,696 shares)		$ 11.41

Class N: Net Asset Value, offering price and redemption price per share ($110,265 ÷ 9,671 shares)		$ 11.40

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 14,001

Expenses
Transfer agent fees	$ 902
Distribution and service plan fees	268
Independent trustees' compensation	3
Total expenses before reductions	1,173
Expense reductions	(117)	1,056
Net investment income (loss)		12,945
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,782)
Capital gain distributions from underlying funds	70,013
Total net realized gain (loss)		68,231
Change in net unrealized appreciation (depreciation) on underlying funds		(20,217)
Net gain (loss)		48,014
Net increase (decrease) in net assets resulting from operations		$ 60,959

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,945	$ 4,838
Net realized gain (loss)	68,231	11,893
Change in net unrealized appreciation (depreciation)	(20,217)	22,436
Net increase (decrease) in net assets resulting from operations	60,959	39,167
Distributions to shareholders from net investment income	(12,541)	(4,437)
Distributions to shareholders from net realized gain	(40,327)	(5,663)
Total distributions	(52,868)	(10,100)
Share transactions - net increase (decrease)	591,526	421,178
Total increase (decrease) in net assets	599,617	450,245

Net Assets
Beginning of period	555,015	104,770
End of period (including undistributed net investment income of $1,381 and undistributed net investment income of $977, respectively)	$ 1,154,632	$ 555,015

Financial Highlights - Multi-Manager 2025

Years ended March 31,	2015	2014	2013F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.19	.16	.06
Net realized and unrealized gain (loss)	.51	1.06	.42
Total from investment operations	.70	1.22	.48
Distributions from net investment income	(.15)	(.15)	-
Distributions from net realized gain	(.52)	(.18)	-
Total distributions	(.67)	(.33)	-
Net asset value, end of period	$ 11.40	$ 11.37	$ 10.48
Total ReturnB, C	6.37%	11.77%	4.80%
Ratios to Average Net Assets E,G
Expenses before reductions	.12%	.12%	.21%A
Expenses net of fee waivers, if any	.10%	.10%	.09%A
Expenses net of all reductions	.10%	.10%	.09%A
Net investment income (loss)	1.67%	1.49%	2.08%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 934	$ 347	$ 105
Portfolio turnover rateE	21%	88%	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Years ended March 31,	2015	2014F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 11.14
Income from Investment Operations
Net investment income (loss) D	.19	.08
Net realized and unrealized gain (loss)	.52	.36
Total from investment operations	.71	.44
Distributions from net investment income	(.15)	(.09)
Distributions from net realized gain	(.52)	(.12)
Total distributions	(.67)	(.21)
Net asset value, end of period	$ 11.41	$ 11.37
Total ReturnB, C	6.41%	3.96%
Ratios to Average Net Assets E,G
Expenses before reductions	.11%	.11%A
Expenses net of fee waivers, if any	.10%	.10%A
Expenses net of all reductions	.10%	.10%A
Net investment income (loss)	1.67%	2.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111	$ 104
Portfolio turnover rateE	21%	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class N

Years ended March 31,	2015	2014F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 11.14
Income from Investment Operations
Net investment income (loss) D	.16	.07
Net realized and unrealized gain (loss)	.51	.37
Total from investment operations	.67	.44
Distributions from net investment income	(.12)	(.09)
Distributions from net realized gain	(.52)	(.12)
Total distributions	(.64)	(.21)
Net asset value, end of period	$ 11.40	$ 11.37
Total ReturnB, C	6.07%	3.94%
Ratios to Average Net Assets E,G
Expenses before reductions	.36%	.37%A
Expenses net of fee waivers, if any	.35%	.35%A
Expenses net of all reductions	.35%	.35%A
Net investment income (loss)	1.42%	1.94%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 110	$ 104
Portfolio turnover rateE	21%	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	1.0
Strategic Advisers Core Multi-Manager Fund Class F	17.9	18.3
Strategic Advisers Growth Multi-Manager Fund Class F	14.9	15.3
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.1	9.0
Strategic Advisers Value Multi-Manager Fund Class F	18.0	18.3
	60.7	61.9
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	7.2	6.4
Strategic Advisers International Multi-Manager Fund Class F	18.3	18.7
	25.5	25.1
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.5
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	7.4	6.3
Strategic Advisers Income Opportunities Fund of Funds Class F	3.6	4.7
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.0	0.1
	12.6	12.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.7	0.2
Fidelity Series Short-Term Credit Fund Class F	0.5	0.0
Fidelity Short-Term Bond Fund Class F	0.0	0.0*
	1.2	0.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	60.7%
International Equity Funds	25.5%
Bond Funds	12.6%
Short-Term Funds	1.2%

Six months ago
Domestic Equity Funds**	61.9%
International Equity Funds	25.1%
Bond Funds	12.8%
Short-Term Funds	0.2%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2030 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 60.7%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,783	$ 11,001
Strategic Advisers Core Multi-Manager Fund Class F (c)	19,860	255,395
Strategic Advisers Growth Multi-Manager Fund Class F (c)	15,366	212,513
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	11,095	128,703
Strategic Advisers Value Multi-Manager Fund Class F (c)	17,693	256,375
TOTAL DOMESTIC EQUITY FUNDS (Cost $873,705)		863,987
International Equity Funds - 25.5%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	10,383	102,062
Strategic Advisers International Multi-Manager Fund Class F (c)	21,682	261,262
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $374,214)		363,324
Bond Funds - 12.6%

Fidelity Series Emerging Markets Debt Fund Class F (c)	906	8,797
Fidelity Series Floating Rate High Income Fund Class F (c)	710	6,967
Fidelity Series Real Estate Income Fund Class F (c)	603	6,815

	Shares	Value
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	10,558	$ 105,999
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	4,945	51,080
TOTAL BOND FUNDS (Cost $180,004)		179,658
Short-Term Funds - 1.2%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	9,888	9,888
Fidelity Series Short-Term Credit Fund Class F (c)	685	6,855
TOTAL SHORT-TERM FUNDS (Cost $16,736)		16,743
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,444,659)		1,423,712
NET OTHER ASSETS (LIABILITIES) - 0.0%		(120)
NET ASSETS - 100%		$ 1,423,592
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 10,843	$ 955	$ 3	$ 9,888
Fidelity Series Commodity Strategy Fund Class F	9,397	7,739	2,618	-	11,001
Fidelity Series Emerging Markets Debt Fund Class F	7,062	3,535	1,339	468	8,797
Fidelity Series Floating Rate High Income Fund Class F	8,542	4,167	5,333	338	6,967
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,233	682	1,927	3	-
Fidelity Series Real Estate Income Fund Class F	4,802	3,358	1,346	314	6,815
Fidelity Series Short-Term Credit Fund Class F	-	6,848	-	-	6,855
Fidelity Short-Term Bond Fund Class F	-	9,908	9,899	27	-
Strategic Advisers Core Income Multi-Manager Fund Class F	55,984	73,365	24,946	2,192	105,999
Strategic Advisers Core Multi-Manager Fund Class F	179,177	142,158	53,090	1,778	255,395
Strategic Advisers Emerging Markets Fund of Funds Class F	55,684	67,821	17,442	1,097	102,062
Strategic Advisers Growth Multi-Manager Fund Class F	147,725	116,715	47,994	913	212,513
Strategic Advisers Income Opportunities Fund of Funds Class F	65,271	17,336	28,540	3,301	51,080
Strategic Advisers International Multi-Manager Fund Class F	203,704	122,583	53,008	4,996	261,262
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	89,517	80,717	28,513	-	128,703
Strategic Advisers Value Multi-Manager Fund Class F	181,985	127,692	51,727	2,058	256,375
Total	$ 1,010,083	$ 795,467	$ 328,677	$ 17,488	$ 1,423,712
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $1,444,659) - See accompanying schedule		$ 1,423,712
Receivable for fund shares sold		9,034
Dividends Receivable		6
Receivable from investment adviser for expense reductions		19
Total assets		1,432,771

Liabilities
Payable for investments purchased	$ 9,034
Transfer agent fees payable	122
Distribution and service plan fees payable	23
Total liabilities		9,179

Net Assets		$ 1,423,592
Net Assets consist of:
Paid in capital		$ 1,400,749
Undistributed net investment income		155
Accumulated undistributed net realized gain (loss) on investments		43,635
Net unrealized appreciation (depreciation) on investments		(20,947)
Net Assets		$ 1,423,592

Multi-Manager 2030: Net Asset Value, offering price and redemption price per share ($1,201,223 ÷ 106,246 shares)		$ 11.31

Class L: Net Asset Value, offering price and redemption price per share ($111,368 ÷ 9,851 shares)		$ 11.31

Class N: Net Asset Value, offering price and redemption price per share ($111,001 ÷ 9,825 shares)		$ 11.30

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 17,488

Expenses
Transfer agent fees	$ 1,365
Distribution and service plan fees	269
Independent trustees' compensation	5
Total expenses before reductions	1,639
Expense reductions	(157)	1,482
Net investment income (loss)		16,006
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(7,794)
Capital gain distributions from underlying funds	114,198
Total net realized gain (loss)		106,404
Change in net unrealized appreciation (depreciation) on underlying funds		(45,368)
Net gain (loss)		61,036
Net increase (decrease) in net assets resulting from operations		$ 77,042

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,006	$ 7,466
Net realized gain (loss)	106,404	25,614
Change in net unrealized appreciation (depreciation)	(45,368)	20,601
Net increase (decrease) in net assets resulting from operations	77,042	53,681
Distributions to shareholders from net investment income	(16,789)	(6,968)
Distributions to shareholders from net realized gain	(79,626)	(9,481)
Total distributions	(96,415)	(16,449)
Share transactions - net increase (decrease)	432,995	867,755
Total increase (decrease) in net assets	413,622	904,987

Net Assets
Beginning of period	1,009,970	104,983
End of period (including undistributed net investment income of $155 and undistributed net investment income of $1,001, respectively)	$ 1,423,592	$ 1,009,970

Financial Highlights - Multi-Manager 2030

Years ended March 31,	2015	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.52	$ 10.50	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.19	.06
Net realized and unrealized gain (loss)	.59	1.14	.44
Total from investment operations	.74	1.33	.50
Distributions from net investment income	(.16)	(.14)	-
Distributions from net realized gain	(.79)	(.17)	-
Total distributions	(.95)	(.31)	-
Net asset value, end of period	$ 11.31	$ 11.52	$ 10.50
Total ReturnB, C	6.71%	12.76%	5.00%
Ratios to Average Net Assets E, G
Expenses before reductions	.11%	.13%	.21% A
Expenses net of fee waivers, if any	.10%	.10%	.09% A
Expenses net of all reductions	.10%	.10%	.09% A
Net investment income (loss)	1.34%	1.74%	2.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,201	$ 801	$ 105
Portfolio turnover rate E	27%	63%	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Years ended March 31,	2015	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.51	$ 11.22
Income from Investment Operations
Net investment income (loss) D	.15	.08
Net realized and unrealized gain (loss)	.60	.40
Total from investment operations	.75	.48
Distributions from net investment income	(.16)	(.08)
Distributions from net realized gain	(.79)	(.11)
Total distributions	(.95)	(.19)
Net asset value, end of period	$ 11.31	$ 11.51
Total ReturnB, C	6.80%	4.32%
Ratios to Average Net Assets E, G
Expenses before reductions	.11%	.11%A
Expenses net of fee waivers, if any	.10%	.10%A
Expenses net of all reductions	.10%	.10%A
Net investment income (loss)	1.34%	2.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111	$ 104
Portfolio turnover rate E	27%	63%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class N

Years ended March 31,	2015	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.51	$ 11.22
Income from Investment Operations
Net investment income (loss) D	.13	.07
Net realized and unrealized gain (loss)	.58	.41
Total from investment operations	.71	.48
Distributions from net investment income	(.13)	(.08)
Distributions from net realized gain	(.79)	(.11)
Total distributions	(.92)	(.19)
Net asset value, end of period	$ 11.30	$ 11.51
Total ReturnB, C	6.44%	4.30%
Ratios to Average Net Assets E, G
Expenses before reductions	.36%	.37%A
Expenses net of fee waivers, if any	.35%	.35%A
Expenses net of all reductions	.35%	.35%A
Net investment income (loss)	1.09%	2.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111	$ 104
Portfolio turnover rate E	27%	63%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2035 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	0.9
Strategic Advisers Core Multi-Manager Fund Class F	19.4	19.5
Strategic Advisers Growth Multi-Manager Fund Class F	16.1	16.3
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.8	9.7
Strategic Advisers Value Multi-Manager Fund Class F	19.4	19.5
	65.5	65.9
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	7.6	6.6
Strategic Advisers International Multi-Manager Fund Class F	19.9	19.9
	27.5	26.5
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.5
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	0.5	0.5
Strategic Advisers Income Opportunities Fund of Funds Class F	3.6	4.4
	5.7	6.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.7	0.7
Fidelity Series Short-Term Credit Fund Class F	0.6	0.0
Fidelity Short-Term Bond Fund Class F	0.0	0.4
	1.3	1.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.5%
International Equity Funds	27.5%
Bond Funds	5.7%
Short-Term Funds	1.3%

Six months ago
Domestic Equity Funds**	65.9%
International Equity Funds	26.5%
Bond Funds	6.5%
Short-Term Funds	1.1%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2035 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,501	$ 9,261
Strategic Advisers Core Multi-Manager Fund Class F (c)	18,030	231,860
Strategic Advisers Growth Multi-Manager Fund Class F (c)	13,963	193,111
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	10,088	117,019
Strategic Advisers Value Multi-Manager Fund Class F (c)	16,057	232,661
TOTAL DOMESTIC EQUITY FUNDS (Cost $787,915)		783,912
International Equity Funds - 27.5%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	9,278	91,203
Strategic Advisers International Multi-Manager Fund Class F (c)	19,711	237,517
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $333,994)		328,720
Bond Funds - 5.7%

Fidelity Series Emerging Markets Debt Fund Class F (c)	712	6,911
Fidelity Series Floating Rate High Income Fund Class F (c)	597	5,856
Fidelity Series Real Estate Income Fund Class F (c)	507	5,734

	Shares	Value
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	603	$ 6,058
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	4,214	43,528
TOTAL BOND FUNDS (Cost $69,457)		68,087
Short-Term Funds - 1.3%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	8,949	8,949
Fidelity Series Short-Term Credit Fund Class F (c)	657	6,578
TOTAL SHORT-TERM FUNDS (Cost $15,520)		15,527
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,206,886)		1,196,246
NET OTHER ASSETS (LIABILITIES) - 0.0%		(104)
NET ASSETS - 100%		$ 1,196,142
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 8,953	$ 4	$ 4	$ 8,949
Fidelity Series Commodity Strategy Fund Class F	5,897	6,602	591	-	9,261
Fidelity Series Emerging Markets Debt Fund Class F	4,732	2,910	405	342	6,911
Fidelity Series Floating Rate High Income Fund Class F	4,842	3,319	2,000	234	5,856
Fidelity Series Inflation-Protected Bond Index Fund Class F	87	-	88	-	-
Fidelity Series Real Estate Income Fund Class F	2,845	3,130	246	233	5,734
Fidelity Series Short-Term Credit Fund Class F	-	6,571	-	-	6,578
Fidelity Short-Term Bond Fund Class F	-	6,868	6,872	30	-
Strategic Advisers Core Income Multi-Manager Fund Class F	8,958	10,335	13,382	217	6,058
Strategic Advisers Core Multi-Manager Fund Class F	115,849	139,899	12,903	1,429	231,860
Strategic Advisers Emerging Markets Fund of Funds Class F	35,378	62,111	3,048	875	91,203
Strategic Advisers Growth Multi-Manager Fund Class F	95,278	114,404	12,939	733	193,111
Strategic Advisers Income Opportunities Fund of Funds Class F	40,664	21,109	16,184	2,317	43,528
Strategic Advisers International Multi-Manager Fund Class F	130,647	125,039	10,148	3,915	237,517
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	57,995	77,795	8,235	-	117,019
Strategic Advisers Value Multi-Manager Fund Class F	117,975	128,774	11,775	1,683	232,661
Total	$ 621,147	$ 717,819	$ 98,820	$ 12,012	$ 1,196,246
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $1,206,886) - See accompanying schedule		$ 1,196,246
Receivable for fund shares sold		8,841
Dividends receivable		5
Receivable from investment adviser for expense reductions		65
Total assets		1,205,157

Liabilities
Payable for investments purchased	$ 8,840
Transfer agent fees payable	152
Distribution and service plan fees payable	23
Total liabilities		9,015

Net Assets		$ 1,196,142
Net Assets consist of:
Paid in capital		$ 1,165,242
Accumulated undistributed net realized gain (loss) on investments		41,540
Net unrealized appreciation (depreciation) on investments		(10,640)
Net Assets		$ 1,196,142

Multi-Manager 2035: Net Asset Value, offering price and redemption price per share ($973,062 ÷ 83,541 shares)		$ 11.65

Class L: Net Asset Value, offering price and redemption price per share ($111,723 ÷ 9,591 shares)		$ 11.65

Class N: Net Asset Value, offering price and redemption price per share ($111,357 ÷ 9,566 shares)		$ 11.64

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 12,012

Expenses
Transfer agent fees	$ 1,489
Distribution and service plan fees	269
Independent trustees' compensation	4
Total expenses before reductions	1,762
Expense reductions	(605)	1,157
Net investment income (loss)		10,855
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,457)
Capital gain distributions from underlying funds	91,805
Total net realized gain (loss)		88,348
Change in net unrealized appreciation (depreciation) on underlying funds		(40,442)
Net gain (loss)		47,906
Net increase (decrease) in net assets resulting from operations		$ 58,761

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,855	$ 4,729
Net realized gain (loss)	88,348	16,362
Change in net unrealized appreciation (depreciation)	(40,442)	24,291
Net increase (decrease) in net assets resulting from operations	58,761	45,382
Distributions to shareholders from net investment income	(11,568)	(4,791)
Distributions to shareholders from net realized gain	(56,501)	(6,986)
Total distributions	(68,069)	(11,777)
Share transactions - net increase (decrease)	584,379	460,863
Total increase (decrease) in net assets	575,071	494,468

Net Assets
Beginning of period	621,071	126,603
End of period (including undistributed net investment income of $0 and undistributed net investment income of $300, respectively)	$ 1,196,142	$ 621,071

Financial Highlights - Multi-Manager 2035

Years ended March 31,	2015	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.75	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.15	.05
Net realized and unrealized gain (loss)	.64	1.36	.51
Total from investment operations	.79	1.51	.56
Distributions from net investment income	(.15)	(.14)	-
Distributions from net realized gain	(.75)	(.18)	-
Total distributions	(.89) H	(.32)	-
Net asset value, end of period	$ 11.65	$ 11.75	$ 10.56
Total ReturnB, C	6.95%	14.45%	5.60%
Ratios to Average Net Assets E, G
Expenses before reductions	.18%	.17%	.20%A
Expenses net of fee waivers, if any	.10%	.10%	.10%A
Expenses net of all reductions	.10%	.10%	.10%A
Net investment income (loss)	1.25%	1.36%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 973	$ 412	$ 127A
Portfolio turnover rate E	11%	32%	1% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.89 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.745 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Years ended March 31,	2015	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.75	$ 11.47
Income from Investment Operations
Net investment income (loss) D	.15	.08
Net realized and unrealized gain (loss)	.64	.43
Total from investment operations	.79	.51
Distributions from net investment income	(.14)	(.09)
Distributions from net realized gain	(.75)	(.14)
Total distributions	(.89)	(.23)
Net asset value, end of period	$ 11.65	$ 11.75
Total ReturnB, C	6.94%	4.50%
Ratios to Average Net Assets E, G
Expenses before reductions	.12%	.12%A
Expenses net of fee waivers, if any	.10%	.10%A
Expenses net of all reductions	.10%	.10%A
Net investment income (loss)	1.25%	2.08%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 112	$ 105
Portfolio turnover rate E	11%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class N

Years ended March 31,	2015	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.75	$ 11.47
Income from Investment Operations
Net investment income (loss) D	.12	.07
Net realized and unrealized gain (loss)	.63	.44
Total from investment operations	.75	.51
Distributions from net investment income	(.11)	(.09)
Distributions from net realized gain	(.75)	(.14)
Total distributions	(.86)	(.23)
Net asset value, end of period	$ 11.64	$ 11.75
Total ReturnB, C	6.58%	4.48%
Ratios to Average Net Assets E, G
Expenses before reductions	.37%	.38%A
Expenses net of fee waivers, if any	.35%	.35%A
Expenses net of all reductions	.35%	.35%A
Net investment income (loss)	1.00%	1.83%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111	$ 104
Portfolio turnover rate E	11%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	0.9
Strategic Advisers Core Multi-Manager Fund Class F	19.4	19.5
Strategic Advisers Growth Multi-Manager Fund Class F	16.1	16.3
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.8	9.6
Strategic Advisers Value Multi-Manager Fund Class F	19.4	19.5
	65.5	65.8
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	7.6	6.6
Strategic Advisers International Multi-Manager Fund Class F	19.9	20.2
	27.5	26.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.5
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	0.5	0.5
Strategic Advisers Income Opportunities Fund of Funds Class F	3.6	4.4
	5.7	6.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.7	0.5
Fidelity Series Short-Term Credit Fund Class F	0.6	0.0
Fidelity Short-Term Bond Fund Class F	0.0	0.3
	1.3	0.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.5%
International Equity Funds	27.5%
Bond Funds	5.7%
Short-Term Funds	1.3%

Six months ago
Domestic Equity Funds**	65.8%
International Equity Funds	26.8%
Bond Funds	6.6%
Short-Term Funds	0.8%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2040 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	953	$ 5,883
Strategic Advisers Core Multi-Manager Fund Class F (c)	11,564	148,714
Strategic Advisers Growth Multi-Manager Fund Class F (c)	8,962	123,938
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	6,476	75,124
Strategic Advisers Value Multi-Manager Fund Class F (c)	10,301	149,259
TOTAL DOMESTIC EQUITY FUNDS (Cost $503,819)		502,918
International Equity Funds - 27.5%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	5,953	58,513
Strategic Advisers International Multi-Manager Fund Class F (c)	12,647	152,396
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $213,225)		210,909
Bond Funds - 5.7%

Fidelity Series Emerging Markets Debt Fund Class F (c)	463	4,494
Fidelity Series Floating Rate High Income Fund Class F (c)	383	3,755
Fidelity Series Real Estate Income Fund Class F (c)	325	3,679

	Shares	Value
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	389	$ 3,910
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	2,709	27,988
TOTAL BOND FUNDS (Cost $44,699)		43,826
Short-Term Funds - 1.3%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	5,676	5,676
Fidelity Series Short-Term Credit Fund Class F (c)	421	4,212
TOTAL SHORT-TERM FUNDS (Cost $9,883)		9,888
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $771,626)		767,541
NET OTHER ASSETS (LIABILITIES) - 0.0%		(75)
NET ASSETS - 100%		$ 767,466
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 6,135	$ 458	$ 3	$ 5,676
Fidelity Series Commodity Strategy Fund Class F	4,836	4,133	1,291	-	5,883
Fidelity Series Emerging Markets Debt Fund Class F	3,910	1,879	1,081	245	4,494
Fidelity Series Floating Rate High Income Fund Class F	3,528	2,050	1,612	156	3,755
Fidelity Series Real Estate Income Fund Class F	2,200	2,032	564	159	3,679
Fidelity Series Short-Term Credit Fund Class F	-	4,207	-	-	4,212
Fidelity Short-Term Bond Fund Class F	-	4,967	4,966	19	-
Strategic Advisers Core Income Multi-Manager Fund Class F	7,842	4,583	8,645	154	3,910
Strategic Advisers Core Multi-Manager Fund Class F	96,229	84,384	24,610	1,009	148,714
Strategic Advisers Emerging Markets Fund of Funds Class F	29,361	37,042	6,034	645	58,513
Strategic Advisers Growth Multi-Manager Fund Class F	79,116	69,540	22,369	516	123,938
Strategic Advisers Income Opportunities Fund of Funds Class F	34,009	14,956	19,476	1,687	27,988
Strategic Advisers International Multi-Manager Fund Class F	108,489	75,268	25,460	2,882	152,396
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	48,251	48,429	13,646	-	75,124
Strategic Advisers Value Multi-Manager Fund Class F	98,050	76,217	23,713	1,187	149,259
Total	$ 515,821	$ 435,822	$ 153,925	$ 8,662	$ 767,541
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $771,626) - See accompanying schedule		$ 767,541
Receivable for fund shares sold		5,285
Dividends receivable		3
Receivable from investment adviser for expense reductions		60
Total assets		772,889

Liabilities
Payable for investments purchased	$ 5,288
Transfer agent fees payable	112
Distribution and service plan fees payable	23
Total liabilities		5,423

Net Assets		$ 767,466
Net Assets consist of:
Paid in capital		$ 744,127
Accumulated undistributed net realized gain (loss) on investments		27,424
Net unrealized appreciation (depreciation) on investments		(4,085)
Net Assets		$ 767,466

Multi-Manager 2040: Net Asset Value, offering price and redemption price per share ($544,399 ÷ 46,714.8 shares)		$ 11.65

Class L: Net Asset Value, offering price and redemption price per share ($111,717 ÷ 9,586.8 shares)		$ 11.65

Class N: Net Asset Value, offering price and redemption price per share ($111,350 ÷ 9,562.3 shares)		$ 11.64

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 8,662

Expenses
Transfer agent fees	$ 1,198
Distribution and service plan fees	269
Independent trustees' compensation	3
Total expenses before reductions	1,470
Expense reductions	(575)	895
Net investment income (loss)		7,767
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,799)
Capital gain distributions from underlying funds	65,036
Total net realized gain (loss)		62,237
Change in net unrealized appreciation (depreciation) on underlying funds		(27,377)
Net gain (loss)		34,860
Net increase (decrease) in net assets resulting from operations		$ 42,627

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,767	$ 3,647
Net realized gain (loss)	62,237	12,102
Change in net unrealized appreciation (depreciation)	(27,377)	18,626
Net increase (decrease) in net assets resulting from operations	42,627	34,375
Distributions to shareholders from net investment income	(8,390)	(3,813)
Distributions to shareholders from net realized gain	(42,068)	(5,121)
Total distributions	(50,458)	(8,934)
Share transactions - net increase (decrease)	259,544	384,583
Total increase (decrease) in net assets	251,713	410,024

Net Assets
Beginning of period	515,753	105,729
End of period (including undistributed net investment income of $0 and undistributed net investment income of $412, respectively)	$ 767,466	$ 515,753

Financial Highlights - Multi-Manager 2040

Years ended March 31,	2015	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.15	.06
Net realized and unrealized gain (loss)	.63	1.39	.51
Total from investment operations	.78	1.54	.57
Distributions from net investment income	(.15)	(.14)	-
Distributions from net realized gain	(.77)	(.17)	-
Total distributions	(.93) H	(.31)	-
Net asset value, end of period	$ 11.65	$ 11.80	$ 10.57
Total ReturnB, C	6.81%	14.75%	5.70%
Ratios to Average Net Assets E, G
Expenses before reductions	.23%	.21%	.21%A
Expenses net of fee waivers, if any	.10%	.10%	.10%A
Expenses net of all reductions	.10%	.10%	.10%A
Net investment income (loss)	1.28%	1.32%	2.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 544	$ 307	$ 106
Portfolio turnover rate E	24%	54%	1% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.93 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.772 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Years ended March 31,	2015	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 11.49
Income from Investment Operations
Net investment income (loss) D	.15	.07
Net realized and unrealized gain (loss)	.63	.44
Total from investment operations	.78	.51
Distributions from net investment income	(.15)	(.09)
Distributions from net realized gain	(.77)	(.13)
Total distributions	(.92)	(.21) H
Net asset value, end of period	$ 11.65	$ 11.79
Total ReturnB, C	6.87%	4.50%
Ratios to Average Net Assets E, G
Expenses before reductions	.13%	.12%A
Expenses net of fee waivers, if any	.10%	.10%A
Expenses net of all reductions	.10%	.10%A
Net investment income (loss)	1.28%	2.03%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 112	$ 105
Portfolio turnover rate E	24%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.126 per share.

Financial Highlights - Class N

Years ended March 31,	2015	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 11.49
Income from Investment Operations
Net investment income (loss) D	.12	.07
Net realized and unrealized gain (loss)	.62	.44
Total from investment operations	.74	.51
Distributions from net investment income	(.12)	(.09)
Distributions from net realized gain	(.77)	(.13)
Total distributions	(.89)	(.21) H
Net asset value, end of period	$ 11.64	$ 11.79
Total ReturnB, C	6.53%	4.49%
Ratios to Average Net Assets E, G
Expenses before reductions	.38%	.38%A
Expenses net of fee waivers, if any	.35%	.35%A
Expenses net of all reductions	.35%	.35%A
Net investment income (loss)	1.03%	1.79%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111	$ 104
Portfolio turnover rate E	24%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.126 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2045 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	0.9
Strategic Advisers Core Multi-Manager Fund Class F	19.4	19.5
Strategic Advisers Growth Multi-Manager Fund Class F	16.1	16.3
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.8	9.6
Strategic Advisers Value Multi-Manager Fund Class F	19.5	19.5
	65.6	65.8
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	7.6	6.6
Strategic Advisers International Multi-Manager Fund Class F	19.9	20.0
	27.5	26.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.5	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.5
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	0.5	0.5
Strategic Advisers Income Opportunities Fund of Funds Class F	3.6	4.4
	5.6	6.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.7	0.7
Fidelity Series Short-Term Credit Fund Class F	0.6	0.0
Fidelity Short-Term Bond Fund Class F	0.0	0.4
	1.3	1.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.6%
International Equity Funds	27.5%
Bond Funds	5.6%
Short-Term Funds	1.3%

Six months ago
Domestic Equity Funds**	65.8%
International Equity Funds	26.6%
Bond Funds	6.5%
Short-Term Funds	1.1%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2045 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,524	$ 9,404
Strategic Advisers Core Multi-Manager Fund Class F (c)	17,591	226,215
Strategic Advisers Growth Multi-Manager Fund Class F (c)	13,629	188,486
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	9,851	114,271
Strategic Advisers Value Multi-Manager Fund Class F (c)	15,668	227,030
TOTAL DOMESTIC EQUITY FUNDS (Cost $770,778)		765,406
International Equity Funds - 27.5%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	9,044	88,899
Strategic Advisers International Multi-Manager Fund Class F (c)	19,244	231,890
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $325,123)		320,789
Bond Funds - 5.6%

Fidelity Series Emerging Markets Debt Fund Class F (c)	656	6,369
Fidelity Series Floating Rate High Income Fund Class F (c)	582	5,711
Fidelity Series Real Estate Income Fund Class F (c)	495	5,598

	Shares	Value
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	592	$ 5,947
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	4,087	42,214
TOTAL BOND FUNDS (Cost $66,918)		65,839
Short-Term Funds - 1.3%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	8,672	8,672
Fidelity Series Short-Term Credit Fund Class F (c)	665	6,654
TOTAL SHORT-TERM FUNDS (Cost $15,319)		15,326
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,178,138)		1,167,360
NET OTHER ASSETS (LIABILITIES) - 0.0%		(100)
NET ASSETS - 100%		$ 1,167,260
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 9,243	$ 571	$ 3	$ 8,672
Fidelity Series Commodity Strategy Fund Class F	5,058	7,518	877	-	9,404
Fidelity Series Emerging Markets Debt Fund Class F	4,074	3,318	763	292	6,369
Fidelity Series Floating Rate High Income Fund Class F	2,015	4,362	431	156	5,711
Fidelity Series Real Estate Income Fund Class F	2,112	3,902	411	199	5,598
Fidelity Series Short-Term Credit Fund Class F	-	6,647	-	-	6,654
Fidelity Short-Term Bond Fund Class F	-	7,056	7,060	25	-
Strategic Advisers Core Income Multi-Manager Fund Class F	10,088	10,424	14,715	218	5,947
Strategic Advisers Core Multi-Manager Fund Class F	100,708	154,145	18,715	1,213	226,215
Strategic Advisers Emerging Markets Fund of Funds Class F	30,594	67,023	5,810	780	88,899
Strategic Advisers Growth Multi-Manager Fund Class F	82,715	125,874	16,829	622	188,486
Strategic Advisers Income Opportunities Fund of Funds Class F	35,163	23,636	14,852	1,999	42,214
Strategic Advisers International Multi-Manager Fund Class F	113,616	142,756	17,857	3,310	231,890
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	50,711	83,495	11,445	-	114,271
Strategic Advisers Value Multi-Manager Fund Class F	102,817	143,986	17,260	1,425	227,030
Total	$ 539,671	$ 793,385	$ 127,596	$ 10,242	$ 1,167,360
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $1,178,138) - See accompanying schedule		$ 1,167,360
Receivable for investments sold		21,036
Receivable for fund shares sold		7,867
Dividends receivable		5
Receivable from investment adviser for expense reductions		90
Total assets		1,196,358

Liabilities
Payable for fund shares redeemed	$ 28,907
Transfer agent fees payable	168
Distribution and service plan fees payable	23
Total liabilities		29,098

Net Assets		$ 1,167,260
Net Assets consist of:
Paid in capital		$ 1,144,748
Accumulated undistributed net realized gain (loss) on investments		33,290
Net unrealized appreciation (depreciation) on investments		(10,778)
Net Assets		$ 1,167,260

Multi-Manager 2045: Net Asset Value, offering price and redemption price per share ($944,200 ÷ 80,468 shares)		$ 11.73

Class L: Net Asset Value, offering price and redemption price per share ($111,714 ÷ 9,521 shares)		$ 11.73

Class N: Net Asset Value, offering price and redemption price per share ($111,346 ÷ 9,496 shares)		$ 11.73

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 10,242

Expenses
Transfer agent fees	$ 1,625
Distribution and service plan fees	269
Independent trustees' compensation	3
Total expenses before reductions	1,897
Expense reductions	(862)	1,035
Net investment income (loss)		9,207
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(4,094)
Capital gain distributions from underlying funds	77,771
Total net realized gain (loss)		73,677
Change in net unrealized appreciation (depreciation) on underlying funds		(34,008)
Net gain (loss)		39,669
Net increase (decrease) in net assets resulting from operations		$ 48,876

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2045 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,207	$ 3,561
Net realized gain (loss)	73,677	12,818
Change in net unrealized appreciation (depreciation)	(34,008)	18,380
Net increase (decrease) in net assets resulting from operations	48,876	34,759
Distributions to shareholders from net investment income	(9,896)	(3,718)
Distributions to shareholders from net realized gain	(47,890)	(5,524)
Total distributions	(57,786)	(9,242)
Share transactions - net increase (decrease)	636,573	408,176
Total increase (decrease) in net assets	627,663	433,693

Net Assets
Beginning of period	539,597	105,904
End of period (including undistributed net investment income of $0 and undistributed net investment income of $343, respectively)	$ 1,167,260	$ 539,597

Financial Highlights - Multi-Manager 2045

Years ended March 31,	2015	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.83	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.15	.06
Net realized and unrealized gain (loss)	.64	1.42	.53
Total from investment operations	.79	1.57	.59
Distributions from net investment income	(.15)	(.15)	-
Distributions from net realized gain	(.74)	(.19)	-
Total distributions	(.89)	(.33) I	-
Net asset value, end of period	$ 11.73	$ 11.83	$ 10.59
Total ReturnB, C	6.88%	15.00%	5.90%
Ratios to Average Net Assets E, G
Expenses before reductions	.25%	.25%	.21%A
Expenses net of fee waivers, if any	.10%	.10%	.10%A
Expenses net of all reductions	.10%	.10%	.10%A
Net investment income (loss)	1.23%	1.34%	2.05%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 944	$ 331	$ 106
Portfolio turnover rate E	16%	38%	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount not annualized.

I Total distributions of $.33 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.187 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Years ended March 31,	2015	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.83	$ 11.54
Income from Investment Operations
Net investment income (loss) D	.15	.07
Net realized and unrealized gain (loss)	.63	.45
Total from investment operations	.78	.52
Distributions from net investment income	(.14)	(.09)
Distributions from net realized gain	(.74)	(.14)
Total distributions	(.88)	(.23)
Net asset value, end of period	$ 11.73	$ 11.83
Total ReturnB, C	6.85%	4.51%
Ratios to Average Net Assets E, G
Expenses before reductions	.12%	.12%A
Expenses net of fee waivers, if any	.10%	.10%A
Expenses net of all reductions	.10%	.10%A
Net investment income (loss)	1.23%	1.94%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 112	$ 105
Portfolio turnover rate E	16%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class N

Years ended March 31,	2015	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 11.54
Income from Investment Operations
Net investment income (loss) D	.12	.06
Net realized and unrealized gain (loss)	.65	.45
Total from investment operations	.77	.51
Distributions from net investment income	(.12)	(.09)
Distributions from net realized gain	(.74)	(.14)
Total distributions	(.86)	(.23)
Net asset value, end of period	$ 11.73	$ 11.82
Total ReturnB, C	6.68%	4.41%
Ratios to Average Net Assets E, G
Expenses before reductions	.37%	.38%A
Expenses net of fee waivers, if any	.35%	.35%A
Expenses net of all reductions	.35%	.35%A
Net investment income (loss)	.98%	1.70%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111	$ 104
Portfolio turnover rate E	16%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2050 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	1.0
Strategic Advisers Core Multi-Manager Fund Class F	19.4	19.5
Strategic Advisers Growth Multi-Manager Fund Class F	16.1	16.2
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.8	9.6
Strategic Advisers Value Multi-Manager Fund Class F	19.4	19.5
	65.5	65.8
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	7.6	6.6
Strategic Advisers International Multi-Manager Fund Class F	19.9	20.2
	27.5	26.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.5
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	0.5	0.5
Strategic Advisers Income Opportunities Fund of Funds Class F	3.6	4.4
	5.7	6.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.7	0.5
Fidelity Series Short-Term Credit Fund Class F	0.6	0.0
Fidelity Short-Term Bond Fund Class F	0.0	0.3
	1.3	0.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.5%
International Equity Funds	27.5%
Bond Funds	5.7%
Short-Term Funds	1.3%

Six months ago
Domestic Equity Funds**	65.8%
International Equity Funds	26.8%
Bond Funds	6.6%
Short-Term Funds	0.8%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2050 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,459	$ 9,000
Strategic Advisers Core Multi-Manager Fund Class F (c)	17,764	228,439
Strategic Advisers Growth Multi-Manager Fund Class F (c)	13,761	190,318
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	9,944	115,356
Strategic Advisers Value Multi-Manager Fund Class F (c)	15,819	229,211
TOTAL DOMESTIC EQUITY FUNDS (Cost $776,007)		772,324
International Equity Funds - 27.5%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	9,141	89,856
Strategic Advisers International Multi-Manager Fund Class F (c)	19,427	234,097
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $327,066)		323,953
Bond Funds - 5.7%

Fidelity Series Emerging Markets Debt Fund Class F (c)	734	7,126
Fidelity Series Floating Rate High Income Fund Class F (c)	585	5,736
Fidelity Series Real Estate Income Fund Class F (c)	497	5,617

	Shares	Value
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	592	$ 5,939
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	4,173	43,110
TOTAL BOND FUNDS (Cost $68,800)		67,528
Short-Term Funds - 1.3%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	8,548	8,548
Fidelity Series Short-Term Credit Fund Class F (c)	633	6,332
TOTAL SHORT-TERM FUNDS (Cost $14,873)		14,880
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,186,746)		1,178,685
NET OTHER ASSETS (LIABILITIES) - 0.0%		(106)
NET ASSETS - 100%		$ 1,178,579
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 9,228	$ 681	$ 4	$ 8,548
Fidelity Series Commodity Strategy Fund Class F	7,956	4,926	887	-	9,000
Fidelity Series Emerging Markets Debt Fund Class F	6,128	2,353	990	398	7,126
Fidelity Series Floating Rate High Income Fund Class F	1,021	5,457	427	169	5,736
Fidelity Series Real Estate Income Fund Class F	2,926	3,113	415	256	5,617
Fidelity Series Short-Term Credit Fund Class F	-	6,325	-	-	6,332
Fidelity Short-Term Bond Fund Class F	-	7,332	7,332	30	-
Strategic Advisers Core Income Multi-Manager Fund Class F	17,430	10,065	21,822	316	5,939
Strategic Advisers Core Multi-Manager Fund Class F	153,017	108,240	19,671	1,673	228,439
Strategic Advisers Emerging Markets Fund of Funds Class F	46,291	52,655	6,107	970	89,856
Strategic Advisers Growth Multi-Manager Fund Class F	125,721	88,335	19,017	857	190,318
Strategic Advisers Income Opportunities Fund of Funds Class F	53,432	14,047	21,939	2,690	43,110
Strategic Advisers International Multi-Manager Fund Class F	172,562	90,837	19,096	4,622	234,097
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	77,096	62,919	11,984	-	115,356
Strategic Advisers Value Multi-Manager Fund Class F	156,224	94,221	18,610	1,955	229,211
Total	$ 819,804	$ 560,053	$ 148,978	$ 13,940	$ 1,178,685
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $1,186,746) - See accompanying schedule		$ 1,178,685
Receivable for fund shares sold		6,947
Dividends receivable		5
Receivable from investment adviser for expense reductions		88
Total assets		1,185,725

Liabilities
Payable for investments purchased	$ 6,948
Transfer agent fees payable	175
Distribution and service plan fees payable	23
Total liabilities		7,146

Net Assets		$ 1,178,579
Net Assets consist of:
Paid in capital		$ 1,142,756
Accumulated undistributed net realized gain (loss) on investments		43,884
Net unrealized appreciation (depreciation) on investments		(8,061)
Net Assets		$ 1,178,579

Multi-Manager 2050: Net Asset Value, offering price and redemption price per share ($955,545 ÷ 81,881 shares)		$ 11.67

Class L: Net Asset Value, offering price and redemption price per share ($111,701 ÷ 9,570 shares)		$ 11.67

Class N: Net Asset Value, offering price and redemption price per share ($111,333 ÷ 9,546 shares)		$ 11.66

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 13,940

Expenses
Transfer agent fees	$ 1,842
Distribution and service plan fees	269
Independent trustees' compensation	4
Total expenses before reductions	2,115
Expense reductions	(834)	1,281
Net investment income (loss)		12,659
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(6,510)
Capital gain distributions from underlying funds	107,355
Total net realized gain (loss)		100,845
Change in net unrealized appreciation (depreciation) on underlying funds		(45,685)
Net gain (loss)		55,160
Net increase (decrease) in net assets resulting from operations		$ 67,819

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,659	$ 5,937
Net realized gain (loss)	100,845	21,810
Change in net unrealized appreciation (depreciation)	(45,685)	32,693
Net increase (decrease) in net assets resulting from operations	67,819	60,440
Distributions to shareholders from net investment income	(13,773)	(5,812)
Distributions to shareholders from net realized gain	(69,529)	(9,310)
Total distributions	(83,302)	(15,122)
Share transactions - net increase (decrease)	374,356	668,401
Total increase (decrease) in net assets	358,873	713,719

Net Assets
Beginning of period	819,706	105,987
End of period (including undistributed net investment income of $0 and undistributed net investment income of $624, respectively)	$ 1,178,579	$ 819,706

Financial Highlights - Multi-Manager 2050

Years ended March 31,	2015	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85	$ 10.60	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.16	.06
Net realized and unrealized gain (loss)	.63	1.43	.54
Total from investment operations	.78	1.59	.60
Distributions from net investment income	(.16)	(.15)	-
Distributions from net realized gain	(.81)	(.19)	-
Total distributions	(.96) H	(.34)	-
Net asset value, end of period	$ 11.67	$ 11.85	$ 10.60
Total ReturnB, C	6.85%	15.13%	6.00%
Ratios to Average Net Assets E, G
Expenses before reductions	.20%	.20%	.21%A
Expenses net of fee waivers, if any	.10%	.10%	.10%A
Expenses net of all reductions	.10%	.10%	.10%A
Net investment income (loss)	1.28%	1.38%	2.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 956	$ 611	$ 106
Portfolio turnover rate E	15%	21%	1% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.96 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.806 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Years ended March 31,	2015	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85	$ 11.56
Income from Investment Operations
Net investment income (loss) D	.15	.07
Net realized and unrealized gain (loss)	.63	.45
Total from investment operations	.78	.52
Distributions from net investment income	(.16)	(.09)
Distributions from net realized gain	(.81)	(.15)
Total distributions	(.96) H	(.23) I
Net asset value, end of period	$ 11.67	$ 11.85
Total ReturnB, C	6.84%	4.54%
Ratios to Average Net Assets E, G
Expenses before reductions	.11%	.11%A
Expenses net of fee waivers, if any	.10%	.10%A
Expenses net of all reductions	.10%	.10%A
Net investment income (loss)	1.28%	1.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 112	$ 105
Portfolio turnover rate E	15%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.96 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.806 per share.

I Total distributions of $.23 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.145 per share.

Financial Highlights - Class N

Years ended March 31,	2015	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.84	$ 11.56
Income from Investment Operations
Net investment income (loss) D	.12	.06
Net realized and unrealized gain (loss)	.63	.45
Total from investment operations	.75	.51
Distributions from net investment income	(.13)	(.08)
Distributions from net realized gain	(.81)	(.15)
Total distributions	(.93) H	(.23)
Net asset value, end of period	$ 11.66	$ 11.84
Total ReturnB, C	6.57%	4.43%
Ratios to Average Net Assets E, G
Expenses before reductions	.36%	.37%A
Expenses net of fee waivers, if any	.35%	.35%A
Expenses net of all reductions	.35%	.35%A
Net investment income (loss)	1.03%	1.74%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111	$ 104
Portfolio turnover rate E	15%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.93 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.806 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2055 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	1.0
Strategic Advisers Core Multi-Manager Fund Class F	19.4	19.5
Strategic Advisers Growth Multi-Manager Fund Class F	16.1	16.3
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.8	9.5
Strategic Advisers Value Multi-Manager Fund Class F	19.5	19.5
	65.6	65.8
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	7.5	6.6
Strategic Advisers International Multi-Manager Fund Class F	20.0	20.0
	27.5	26.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.5	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.5
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	0.5	0.5
Strategic Advisers Income Opportunities Fund of Funds Class F	3.5	4.4
	5.5	6.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.8	0.6
Fidelity Series Short-Term Credit Fund Class F	0.6	0.0
Fidelity Short-Term Bond Fund Class F	0.0	0.4
	1.4	1.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.6%
International Equity Funds	27.5%
Bond Funds	5.5%
Short-Term Funds	1.4%

Six months ago
Domestic Equity Funds**	65.8%
International Equity Funds	26.6%
Bond Funds	6.6%
Short-Term Funds	1.0%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2055 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,371	$ 8,459
Strategic Advisers Core Multi-Manager Fund Class F (c)	16,263	209,144
Strategic Advisers Growth Multi-Manager Fund Class F (c)	12,600	174,262
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	9,104	105,601
Strategic Advisers Value Multi-Manager Fund Class F (c)	14,489	209,940
TOTAL DOMESTIC EQUITY FUNDS (Cost $715,931)		707,406
International Equity Funds - 27.5%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	8,273	81,324
Strategic Advisers International Multi-Manager Fund Class F (c)	17,891	215,583
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $302,430)		296,907
Bond Funds - 5.5%

Fidelity Series Emerging Markets Debt Fund Class F (c)	604	5,860
Fidelity Series Floating Rate High Income Fund Class F (c)	532	5,222
Fidelity Series Real Estate Income Fund Class F (c)	457	5,172

	Shares	Value
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	538	$ 5,400
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	3,706	38,278
TOTAL BOND FUNDS (Cost $61,161)		59,932
Short-Term Funds - 1.4%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	8,530	8,530
Fidelity Series Short-Term Credit Fund Class F (c)	629	6,295
TOTAL SHORT-TERM FUNDS (Cost $14,818)		14,825
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,094,340)		1,079,070
NET OTHER ASSETS (LIABILITIES) - 0.0%		(89)
NET ASSETS - 100%		$ 1,078,981
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 8,924	$ 394	$ 4	$ 8,530
Fidelity Series Commodity Strategy Fund Class F	6,096	5,326	457	-	8,459
Fidelity Series Emerging Markets Debt Fund Class F	4,157	2,714	689	306	5,860
Fidelity Series Floating Rate High Income Fund Class F	80	5,621	230	127	5,222
Fidelity Series Real Estate Income Fund Class F	1,947	3,465	230	204	5,172
Fidelity Series Short-Term Credit Fund Class F	-	6,288	-	-	6,295
Fidelity Short-Term Bond Fund Class F	-	6,735	6,741	26	-
Strategic Advisers Core Income Multi-Manager Fund Class F	12,582	11,886	19,269	257	5,400
Strategic Advisers Core Multi-Manager Fund Class F	105,691	122,293	8,899	1,305	209,144
Strategic Advisers Emerging Markets Fund of Funds Class F	31,444	56,867	3,709	929	81,324
Strategic Advisers Growth Multi-Manager Fund Class F	86,874	99,838	9,247	669	174,262
Strategic Advisers Income Opportunities Fund of Funds Class F	36,941	17,799	14,505	2,102	38,278
Strategic Advisers International Multi-Manager Fund Class F	119,926	112,178	9,057	3,566	215,583
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	52,920	68,978	6,882	-	105,601
Strategic Advisers Value Multi-Manager Fund Class F	107,644	113,235	8,852	1,533	209,940
Total	$ 566,302	$ 642,147	$ 89,161	$ 11,028	$ 1,079,070
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $1,094,340) - See accompanying schedule		$ 1,079,070
Receivable for fund shares sold		7,916
Dividends receivable		5
Receivable from investment adviser for expense reductions		115
Total assets		1,087,106

Liabilities
Payable for investments purchased	$ 7,916
Transfer agent fees payable	186
Distribution and service plan fees payable	23
Total liabilities		8,125

Net Assets		$ 1,078,981
Net Assets consist of:
Paid in capital		$ 1,056,830
Accumulated undistributed net realized gain (loss) on investments		37,421
Net unrealized appreciation (depreciation) on investments		(15,270)
Net Assets		$ 1,078,981

Multi-Manager 2055: Net Asset Value, offering price and redemption price per share ($856,009 ÷ 72,301 shares)		$ 11.84

Class L: Net Asset Value, offering price and redemption price per share ($111,670 ÷ 9,430 shares)		$ 11.84

Class N: Net Asset Value, offering price and redemption price per share ($111,302 ÷ 9,406 shares)		$ 11.83

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 11,028

Expenses
Transfer agent fees	$ 1,808
Distribution and service plan fees	269
Independent trustees' compensation	3
Total expenses before reductions	2,080
Expense reductions	(1,001)	1,079
Net investment income (loss)		9,949
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,014)
Capital gain distributions from underlying funds	83,464
Total net realized gain (loss)		80,450
Change in net unrealized appreciation (depreciation) on underlying funds		(37,205)
Net gain (loss)		43,245
Net increase (decrease) in net assets resulting from operations		$ 53,194

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2055 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,949	$ 3,616
Net realized gain (loss)	80,450	14,658
Change in net unrealized appreciation (depreciation)	(37,205)	16,767
Net increase (decrease) in net assets resulting from operations	53,194	35,041
Distributions to shareholders from net investment income	(10,797)	(3,743)
Distributions to shareholders from net realized gain	(51,714)	(6,027)
Total distributions	(62,511)	(9,770)
Share transactions - net increase (decrease)	522,066	434,764
Total increase (decrease) in net assets	512,749	460,035

Net Assets
Beginning of period	566,232	106,197
End of period (including undistributed net investment income of $0 and undistributed net investment income of $406, respectively)	$ 1,078,981	$ 566,232

Financial Highlights - Multi-Manager 2055

Years ended March 31,	2015	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.95	$ 10.62	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.15	.06
Net realized and unrealized gain (loss)	.64	1.50	.56
Total from investment operations	.79	1.65	.62
Distributions from net investment income	(.15)	(.14)	-
Distributions from net realized gain	(.75)	(.18)	-
Total distributions	(.90)	(.32)	-
Net asset value, end of period	$ 11.84	$ 11.95	$ 10.62
Total ReturnB, C	6.83%	15.67%	6.20%
Ratios to Average Net Assets E, G
Expenses before reductions	.26%	.24%	.21%A
Expenses net of fee waivers, if any	.10%	.10%	.10%A
Expenses net of all reductions	.10%	.10%	.10%A
Net investment income (loss)	1.26%	1.34%	1.98%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 856	$ 357	$ 106
Portfolio turnover rate E	11%	19%	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Years ended March 31,	2015	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.95	$ 11.64
Income from Investment Operations
Net investment income (loss) D	.15	.07
Net realized and unrealized gain (loss)	.64	.46
Total from investment operations	.79	.53
Distributions from net investment income	(.15)	(.08)
Distributions from net realized gain	(.75)	(.14)
Total distributions	(.90)	(.22)
Net asset value, end of period	$ 11.84	$ 11.95
Total ReturnB, C	6.81%	4.54%
Ratios to Average Net Assets E, G
Expenses before reductions	.12%	.12%A
Expenses net of fee waivers, if any	.10%	.10%A
Expenses net of all reductions	.10%	.10%A
Net investment income (loss)	1.26%	1.96%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 112	$ 105
Portfolio turnover rate E	11%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class N

Years ended March 31,	2015	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.94	$ 11.64
Income from Investment Operations
Net investment income (loss) D	.12	.06
Net realized and unrealized gain (loss)	.64	.45
Total from investment operations	.76	.51
Distributions from net investment income	(.12)	(.08)
Distributions from net realized gain	(.75)	(.14)
Total distributions	(.87)	(.21) H
Net asset value, end of period	$ 11.83	$ 11.94
Total ReturnB, C	6.54%	4.44%
Ratios to Average Net Assets E, G
Expenses before reductions	.37%	.38%A
Expenses net of fee waivers, if any	.35%	.35%A
Expenses net of all reductions	.35%	.35%A
Net investment income (loss)	1.01%	1.71%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111	$ 104
Portfolio turnover rate E	11%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.137 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2060 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.9	1.0
Strategic Advisers Core Multi-Manager Fund Class F	19.4	19.6
Strategic Advisers Growth Multi-Manager Fund Class F	16.1	16.3
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.8	9.7
Strategic Advisers Value Multi-Manager Fund Class F	19.5	19.5
	65.7	66.1
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	7.7	6.5
Strategic Advisers International Multi-Manager Fund Class F	19.9	20.3
	27.6	26.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.5	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.5
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	0.5	0.5
Strategic Advisers Income Opportunities Fund of Funds Class F	3.3	4.3
	5.3	6.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.8	0.4
Fidelity Series Short-Term Credit Fund Class F	0.6	0.0
Fidelity Short-Term Bond Fund Class F	0.0	0.3
	1.4	0.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.7%
International Equity Funds	27.6%
Bond Funds	5.3%
Short-Term Funds	1.4%

Six months ago
Domestic Equity Funds**	66.1%
International Equity Funds	26.8%
Bond Funds	6.4%
Short-Term Funds	0.7%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2060 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 65.7%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	486	$ 3,000
Strategic Advisers Core Multi-Manager Fund Class F (c)	5,242	67,406
Strategic Advisers Growth Multi-Manager Fund Class F (c)	4,062	56,172
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	2,934	34,035
Strategic Advisers Value Multi-Manager Fund Class F (c)	4,670	67,663
TOTAL DOMESTIC EQUITY FUNDS (Cost $227,078)		228,276
International Equity Funds - 27.6%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	2,710	26,644
Strategic Advisers International Multi-Manager Fund Class F (c)	5,753	69,318
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $99,581)		95,962
Bond Funds - 5.3%

Fidelity Series Emerging Markets Debt Fund Class F (c)	189	1,834
Fidelity Series Floating Rate High Income Fund Class F (c)	173	1,698
Fidelity Series Real Estate Income Fund Class F (c)	147	1,667

	Shares	Value
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	175	$ 1,761
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	1,108	11,441
TOTAL BOND FUNDS (Cost $18,976)		18,401
Short-Term Funds - 1.4%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	2,833	2,833
Fidelity Series Short-Term Credit Fund Class F (c)	214	2,138
TOTAL SHORT-TERM FUNDS (Cost $4,969)		4,971
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $350,604)	347,610
NET OTHER ASSETS (LIABILITIES) - 0.0%	(38)
NET ASSETS - 100%	$ 347,572
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 2,838	$ 5	$ 1	$ 2,833
Fidelity Series Commodity Strategy Fund Class F	-	3,979	211	-	3,000
Fidelity Series Emerging Markets Debt Fund Class F	-	2,679	717	68	1,834
Fidelity Series Floating Rate High Income Fund Class F	-	1,813	29	97	1,698
Fidelity Series Real Estate Income Fund Class F	-	1,698	13	64	1,667
Fidelity Series Short-Term Credit Fund Class F	-	2,136	-	-	2,138
Fidelity Short-Term Bond Fund Class F	-	2,467	2,467	9	-
Strategic Advisers Core Income Multi-Manager Fund Class F	-	9,274	7,555	38	1,761
Strategic Advisers Core Multi-Manager Fund Class F	-	68,067	1,725	246	67,406
Strategic Advisers Emerging Markets Fund of Funds Class F	-	28,622	78	247	26,644
Strategic Advisers Growth Multi-Manager Fund Class F	-	57,028	2,479	125	56,172
Strategic Advisers Income Opportunities Fund of Funds Class F	-	16,517	4,589	463	11,441
Strategic Advisers International Multi-Manager Fund Class F	-	72,524	1,455	878	69,318
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	-	38,059	1,753	-	34,035
Strategic Advisers Value Multi-Manager Fund Class F	-	67,933	1,600	339	67,663
Total	$ -	$ 375,634	$ 24,676	$ 2,575	$ 347,610
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2060 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $350,604) - See accompanying schedule		$ 347,610
Receivable for fund shares sold		200
Dividends receivable		2
Receivable from investment adviser for expense reductions		22
Total assets		347,834

Liabilities
Payable for investments purchased	$ 200
Transfer agent fees payable	40
Distribution and service plan fees payable	22
Total liabilities		262

Net Assets		$ 347,572
Net Assets consist of:
Paid in capital		$ 336,913
Accumulated undistributed net realized gain (loss) on investments		13,653
Net unrealized appreciation (depreciation) on investments		(2,994)
Net Assets		$ 347,572

Multi-Manager 2060: Net Asset Value, offering price and redemption price per share ($137,588 ÷ 13,313 shares)		$ 10.33

Class L: Net Asset Value, offering price and redemption price per share ($105,078 ÷ 10,167 shares)		$ 10.34

Class N: Net Asset Value, offering price and redemption price per share ($104,906 ÷ 10,156 shares)		$ 10.33

Statement of Operations

	For the period August 5, 2014 (commencement of operations) to March 31, 2015

Investment Income
Income distributions from underlying funds		$ 2,575

Expenses
Transfer agent fees	$ 289
Distribution and service plan fees	168
Independent trustees' compensation	1
Total expenses before reductions	458
Expense reductions	(82)	376
Net investment income (loss)		2,199
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(383)
Capital gain distributions from underlying funds	16,874
Total net realized gain (loss)		16,491
Change in net unrealized appreciation (depreciation) on underlying funds		(2,994)
Net gain (loss)		13,497
Net increase (decrease) in net assets resulting from operations		$ 15,696

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period August 5, 2014 (commencement of operations) to March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,199
Net realized gain (loss)	16,491
Change in net unrealized appreciation (depreciation)	(2,994)
Net increase (decrease) in net assets resulting from operations	15,696
Distributions to shareholders from net investment income	(2,357)
Distributions to shareholders from net realized gain	(2,679)
Total distributions	(5,036)
Share transactions - net increase (decrease)	336,912
Total increase (decrease) in net assets	347,572

Net Assets
Beginning of period	-
End of period	$ 347,572

Financial Highlights - Multi-Manager 2060

Year ended March 31,	2015F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.08
Net realized and unrealized gain (loss)	.42
Total from investment operations	.50
Distributions from net investment income	(.08)
Distributions from net realized gain	(.09)
Total distributions	(.17)
Net asset value, end of period	$ 10.33
Total ReturnB, E	5.02%
Ratios to Average Net Assets D,G
Expenses before reductions	.15%A
Expenses net of fee waivers, if any	.10%A
Expenses net of all reductions	.10%A
Net investment income (loss)	1.14%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 138
Portfolio turnover rate D	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F For the period August 5, 2014 (commencement of operations) to March 31, 2015.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Year ended March 31,	2015F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.08
Net realized and unrealized gain (loss)	.43
Total from investment operations	.51
Distributions from net investment income	(.08)
Distributions from net realized gain	(.09)
Total distributions	(.17)
Net asset value, end of period	$ 10.34
Total ReturnB, E	5.12%
Ratios to Average Net Assets D,G
Expenses before reductions	.14%A
Expenses net of fee waivers, if any	.10%A
Expenses net of all reductions	.10%A
Net investment income (loss)	1.13%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105
Portfolio turnover rate D	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F For the period August 5, 2014 (commencement of operations) to March 31, 2015.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class N

Year ended March 31,	2015F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.06
Net realized and unrealized gain (loss)	.43
Total from investment operations	.49
Distributions from net investment income	(.07)
Distributions from net realized gain	(.09)
Total distributions	(.16)
Net asset value, end of period	$ 10.33
Total ReturnB, E	4.91%
Ratios to Average Net Assets D,G
Expenses before reductions	.38%A
Expenses net of fee waivers, if any	.35%A
Expenses net of all reductions	.35%A
Net investment income (loss)	.89%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105
Portfolio turnover rate D	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F For the period August 5, 2014 (commencement of operations) to March 31, 2015.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2015

1. Organization.

Strategic Advisers Multi-Manager Income Fund, Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund, Strategic Advisers Multi-Manager 2055 Fund and Strategic Advisers Multi-Manager 2060 Fund (the Funds) are funds of Fidelity Boylston Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in affiliated and unaffiliated mutual funds (the Underlying Funds). The Funds are available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. Each Fund, except Strategic Advisers Multi-Manager 2060 Fund, commenced sale of Class L and Class N shares on December 4, 2013. Each Fund offers Multi-Manager, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2015, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Strategic Advisers Multi-Manager Income Fund	$ 1,133,965	$ 14,524	$ (15,672)	$ (1,148)
Strategic Advisers Multi-Manager 2005 Fund	335,062	7,134	(7,149)	(15)
Strategic Advisers Multi-Manager 2010 Fund	769,053	13,626	(15,737)	(2,111)
Strategic Advisers Multi-Manager 2015 Fund	1,825,575	25,318	(39,594)	(14,276)
Strategic Advisers Multi-Manager 2020 Fund	3,427,508	44,782	(75,407)	(30,625)
Strategic Advisers Multi-Manager 2025 Fund	1,152,572	22,504	(20,339)	2,165
Strategic Advisers Multi-Manager 2030 Fund	1,451,389	19,229	(46,906)	(27,677)
Strategic Advisers Multi-Manager 2035 Fund	1,210,696	23,027	(37,477)	(14,450)
Strategic Advisers Multi-Manager 2040 Fund	776,187	15,972	(24,618)	(8,646)
Strategic Advisers Multi-Manager 2045 Fund	1,182,759	17,245	(32,644)	(15,399)
Strategic Advisers Multi-Manager 2050 Fund	1,193,494	23,600	(38,409)	(14,809)
Strategic Advisers Multi-Manager 2055 Fund	1,097,666	17,989	(36,585)	(18,596)
Strategic Advisers Multi-Manager 2060 Fund	350,909	4,778	(8,077)	(3,299)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Strategic Advisers Multi-Manager Income Fund	$ 949	$ 13,883	$ (1,148)
Strategic Advisers Multi-Manager 2005 Fund	894	6,251	(15)
Strategic Advisers Multi-Manager 2010 Fund	1,940	17,437	(2,111)
Strategic Advisers Multi-Manager 2015 Fund	6,577	44,559	(14,276)
Strategic Advisers Multi-Manager 2020 Fund	8,778	88,188	(30,625)
Strategic Advisers Multi-Manager 2025 Fund	1,653	38,111	2,165
Strategic Advisers Multi-Manager 2030 Fund	155	50,364	(27,677)
Strategic Advisers Multi-Manager 2035 Fund	-	45,351	(14,450)
Strategic Advisers Multi-Manager 2040 Fund	1,369	30,618	(8,646)
Strategic Advisers Multi-Manager 2045 Fund	410	37,501	(15,399)
Strategic Advisers Multi-Manager 2050 Fund	258	50,374	(14,809)
Strategic Advisers Multi-Manager 2055 Fund	-	40,748	(18,596)
Strategic Advisers Multi-Manager 2060 Fund	-	13,956	(3,299)

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

March 31, 2015
	Ordinary Income	Long-term Capital Gains	Total
Strategic Advisers Multi-Manager Income Fund	$ 24,452	$ 12,460	$ 36,912
Strategic Advisers Multi-Manager 2005 Fund	8,238	8,766	17,004
Strategic Advisers Multi-Manager 2010 Fund	18,067	18,670	36,737
Strategic Advisers Multi-Manager 2015 Fund	37,370	37,054	74,424
Strategic Advisers Multi-Manager 2020 Fund	70,926	75,287	146,213
Strategic Advisers Multi-Manager 2025 Fund	24,627	28,241	52,868
Strategic Advisers Multi-Manager 2030 Fund	36,760	59,655	96,415
Strategic Advisers Multi-Manager 2035 Fund	28,855	39,214	68,068
Strategic Advisers Multi-Manager 2040 Fund	20,188	30,270	50,458
Strategic Advisers Multi-Manager 2045 Fund	23,956	33,830	57,786
Strategic Advisers Multi-Manager 2050 Fund	32,358	50,944	83,302
Strategic Advisers Multi-Manager 2055 Fund	25,133	37,378	62,511
Strategic Advisers Multi-Manager 2060 Fund	4,720	316	5,036
March 31, 2014
	Ordinary Income	Long-term Capital Gains	Total
Strategic Advisers Multi-Manager Income Fund	$ 5,381	$ 174	$ 5,555
Strategic Advisers Multi-Manager 2005 Fund	4,647	663	5,310
Strategic Advisers Multi-Manager 2010 Fund	6,548	1,205	7,753
Strategic Advisers Multi-Manager 2015 Fund	9,221	811	10,031
Strategic Advisers Multi-Manager 2020 Fund	15,506	1,420	16,926
Strategic Advisers Multi-Manager 2025 Fund	9,045	1,055	10,100
Strategic Advisers Multi-Manager 2030 Fund	14,953	1,496	16,449
Strategic Advisers Multi-Manager 2035 Fund	10,058	1,719	11,777
Strategic Advisers Multi-Manager 2040 Fund	7,887	1,047	8,934
Strategic Advisers Multi-Manager 2045 Fund	7,775	1,467	9,242
Strategic Advisers Multi-Manager 2050 Fund	12,139	2,983	15,122
Strategic Advisers Multi-Manager 2055 Fund	8,167	1,603	9,770

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Strategic Advisers Multi-Manager Income Fund	481,409	243,918
Strategic Advisers Multi-Manager 2005 Fund	76,877	55,585
Strategic Advisers Multi-Manager 2010 Fund	401,037	101,608
Strategic Advisers Multi-Manager 2015 Fund	1,205,651	216,026
Strategic Advisers Multi-Manager 2020 Fund	2,219,423	465,732
Strategic Advisers Multi-Manager 2025 Fund	792,039	170,398
Strategic Advisers Multi-Manager 2030 Fund	795,467	328,677
Strategic Advisers Multi-Manager 2035 Fund	717,819	98,820
Strategic Advisers Multi-Manager 2040 Fund	435,822	153,925
Strategic Advisers Multi-Manager 2045 Fund	793,385	127,596
Strategic Advisers Multi-Manager 2050 Fund	560,053	148,978
Strategic Advisers Multi-Manager 2055 Fund	642,147	89,161
Strategic Advisers Multi-Manager 2060 Fund	375,634	24,676

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR), provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding distribution and service fees, transfer agent fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Strategic Advisers Multi-Manager Income Fund
Class N	.25%	$ 260	$ 260
Strategic Advisers Multi-Manager 2005 Fund
Class N	.25%	$ 262	$ 262
Strategic Advisers Multi-Manager 2010 Fund
Class N	.25%	$ 264	$ 264
Strategic Advisers Multi-Manager 2015 Fund
Class N	.25%	$ 265	$ 265
Strategic Advisers Multi-Manager 2020 Fund
Class N	.25%	$ 266	$ 266
Strategic Advisers Multi-Manager 2025 Fund
Class N	.25%	$ 268	$ 268
Strategic Advisers Multi-Manager 2030 Fund
Class N	.25%	$ 269	$ 269
Strategic Advisers Multi-Manager 2035 Fund
Class N	.25%	$ 269	$ 269
Strategic Advisers Multi-Manager 2040 Fund
Class N	.25%	$ 269	$ 269
Strategic Advisers Multi-Manager 2045 Fund
Class N	.25%	$ 269	$ 269
Strategic Advisers Multi-Manager 2050 Fund
Class N	.25%	$ 269	$ 269
Strategic Advisers Multi-Manager 2055 Fund
Class N	.25%	$ 269	$ 269
Strategic Advisers Multi-Manager 2060 Fund
Class N	.25%	$ 168	$ 168

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Strategic Advisers Multi-Manager Income Fund	Amount	% of Class Level Average Net Assets
Multi-Manager Income	$ 401.05
Class L	60.06
Class N	60.06
	$ 521
Strategic Advisers Multi-Manager 2005 Fund
Multi-Manager 2005	58.05
Class L	108.10
Class N	108.10
	$ 274

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Strategic Advisers Multi-Manager 2010 Fund	Amount	% of Class Level Average Net Assets
Multi-Manager 2010	$ 231.05
Class L	77.07
Class N	77.07
	$ 385
Strategic Advisers Multi-Manager 2015 Fund
Multi-Manager 2015	990.09
Class L	99.09
Class N	99.09
	$ 1,188
Strategic Advisers Multi-Manager 2020 Fund
Multi-Manager 2020	1,829.08
Class L	92.09
Class N	92.09
	$ 2,013
Strategic Advisers Multi-Manager 2025 Fund
Multi-Manager 2025	662.12
Class L	120.11
Class N	120.11
	$ 902
Strategic Advisers Multi-Manager 2030 Fund
Multi-Manager 2030	1,138.11
Class L	114.11
Class N	113.11
	$ 1,365
Strategic Advisers Multi-Manager 2035 Fund
Multi-Manager 2035	1,235.18
Class L	127.12
Class N	127.12
	$ 1,489
Strategic Advisers Multi-Manager 2040 Fund
Multi-Manager 2040	925.22
Class L	137.13
Class N	136.13
	$ 1,198
Strategic Advisers Multi-Manager 2045 Fund
Multi-Manager 2045	1,360.25
Class L	133.12
Class N	132.12
	$ 1,625
Strategic Advisers Multi-Manager 2050 Fund
Multi-Manager 2050	1,599.20
Class L	122.11
Class N	121.11
	$ 1,842
Strategic Advisers Multi-Manager 2055 Fund
Multi-Manager 2055	1,550.26
Class L	129.12
Class N	129.12
	$ 1,808
Strategic Advisers Multi-Manager 2060 Fund
Multi-Manager 2060	108	.15*
Class L	91	.14*
Class N	90	.13*
	$ 289

* Annualized

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions.

The investment adviser contractually agreed to reimburse the funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2016. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Strategic Advisers Multi-Manager 2005 Fund
Multi-Manager 2005	.10%	$ -
Class L	.10%	3
Class N	.35%	3
Strategic Advisers Multi-Manager 2025 Fund
Multi-Manager 2025	.10%	91
Class L	.10%	13
Class N	.35%	13
Strategic Advisers Multi-Manager 2030 Fund
Multi-Manager 2030	.10%	143
Class L	.10%	7
Class N	.35%	7
Strategic Advisers Multi-Manager 2035 Fund
Multi-Manager 2035	.10%	565
Class L	.10%	20
Class N	.35%	20
Strategic Advisers Multi-Manager 2040 Fund
Multi-Manager 2040	.10%	516
Class L	.10%	29
Class N	.35%	30
Strategic Advisers Multi-Manager 2045 Fund
Multi-Manager 2045	.10%	812
Class L	.10%	25
Class N	.35%	25
Strategic Advisers Multi-Manager 2050 Fund
Multi-Manager 2050	.10%	806
Class L	.10%	14
Class N	.35%	14
Strategic Advisers Multi-Manager 2055 Fund
Multi-Manager 2055	.10%	957
Class L	.10%	22
Class N	.35%	22
Strategic Advisers Multi-Manager 2060 Fund
Multi-Manager 2060	.10%	35
Class L	.10%	23
Class N	.35%	24

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2015	2014 A
Strategic Advisers Multi-Manager Income Fund
From net investment income
Multi-Manager Income	$ 14,998	$ 2,160
Class L	1,859	433
Class N	1,595	374
Total	$ 18,452	$ 2,967
From net realized gain
Multi-Manager Income	$ 14,916	$ 1,430
Class L	1,774	579
Class N	1,770	579
Total	$ 18,460	$ 2,588

Annual Report

6. Distributions to Shareholders - continued

Years ended March 31,	2015	2014 A
Strategic Advisers Multi-Manager 2005 Fund
From net investment income
Multi-Manager 2005	$ 2,027	$ 1,066
Class L	1,777	542
Class N	1,513	523
Total	$ 5,317	$ 2,131
From net realized gain
Multi-Manager 2005	$ 4,186	$ 1,505
Class L	3,752	837
Class N	3,749	837
Total	$ 11,687	$ 3,179
Strategic Advisers Multi-Manager 2010 Fund
From net investment income
Multi-Manager 2010	$ 7,846	$ 1,809
Class L	1,561	634
Class N	1,302	615
Total	$ 10,709	$ 3,058
From net realized gain
Multi-Manager 2010	$ 18,444	$ 2,681
Class L	3,793	1,007
Class N	3,791	1,007
Total	$ 26,028	$ 4,695
Strategic Advisers Multi-Manager 2015 Fund
From net investment income
Multi-Manager 2015	$ 18,693	$ 3,177
Class L	1,401	650
Class N	1,144	631
Total	$ 21,238	$ 4,458
From net realized gain
Multi-Manager 2015	$ 45,772	$ 3,958
Class L	3,708	808
Class N	3,706	808
Total	$ 53,186	$ 5,574
Strategic Advisers Multi-Manager 2020 Fund
From net investment income
Multi-Manager 2020	$ 35,894	$ 6,526
Class L	1,481	707
Class N	1,216	689
Total	$ 38,591	$ 7,922
From net realized gain
Multi-Manager 2020	$ 99,121	$ 7,406
Class L	4,252	799
Class N	4,249	799
Total	$ 107,622	$ 9,004
Strategic Advisers Multi-Manager 2025 Fund
From net investment income
Multi-Manager 2025	$ 10,083	$ 2,839
Class L	1,359	808
Class N	1,099	790
Total	$ 12,541	$ 4,437
From net realized gain
Multi-Manager 2025	$ 30,664	$ 3,545
Class L	4,833	1,059
Class N	4,830	1,059
Total	$ 40,327	$ 5,663

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended March 31,	2015	2014 A
Strategic Advisers Multi-Manager 2030 Fund
From net investment income
Multi-Manager 2030	$ 14,037	$ 5,560
Class L	1,510	713
Class N	1,242	695
Total	$ 16,789	$ 6,968
From net realized gain
Multi-Manager 2030	$ 65,089	$ 7,485
Class L	7,271	998
Class N	7,266	998
Total	$ 79,626	$ 9,481
Strategic Advisers Multi-Manager 2035 Fund
From net investment income
Multi-Manager 2035	$ 9,243	$ 3,222
Class L	1,298	793
Class N	1,027	776
Total	$ 11,568	$ 4,791
From net realized gain
Multi-Manager 2035	$ 43,073	$ 4,528
Class L	6,716	1,229
Class N	6,712	1,229
Total	$ 56,501	$ 6,986
Strategic Advisers Multi-Manager 2040 Fund
From net investment income
Multi-Manager 2040	$ 5,921	$ 2,299
Class L	1,365	766
Class N	1,104	748
Total	$ 8,390	$ 3,813
From net realized gain
Multi-Manager 2040	$ 28,197	$ 2,927
Class L	6,938	1,097
Class N	6,933	1,097
Total	$ 42,068	$ 5,121
Strategic Advisers Multi-Manager 2045 Fund
From net investment income
Multi-Manager 2045	$ 7,562	$ 2,227
Class L	1,297	754
Class N	1,037	737
Total	$ 9,896	$ 3,718
From net realized gain
Multi-Manager 2045	$ 34,646	$ 3,098
Class L	6,624	1,213
Class N	6,620	1,213
Total	$ 47,890	$ 5,524
Strategic Advisers Multi-Manager 2050 Fund
From net investment income
Multi-Manager 2050	$ 11,249	$ 4,341
Class L	1,397	744
Class N	1,127	727
Total	$ 13,773	$ 5,812
From net realized gain
Multi-Manager 2050	$ 55,103	$ 6,802
Class L	7,215	1,254
Class N	7,211	1,254
Total	$ 69,529	$ 9,310

Annual Report

6. Distributions to Shareholders - continued

Years ended March 31,	2015	2014 A
Strategic Advisers Multi-Manager 2055 Fund
From net investment income
Multi-Manager 2055	$ 8,422	$ 2,420
Class L	1,321	670
Class N	1,054	653
Total	$ 10,797	$ 3,743
From net realized gain
Multi-Manager 2055	$ 38,448	$ 3,673
Class L	6,635	1,177
Class N	6,631	1,177
Total	$ 51,714	$ 6,027
Strategic Advisers Multi-Manager 2060 Fund B
From net investment income
Multi-Manager 2060	$ 845	$ -
Class L	811	-
Class N	701	-
Total	$ 2,357	$ -
From net realized gain
Multi-Manager 2060	$ 917	$ -
Class L	881	-
Class N	881	-
Total	$ 2,679	$ -

A Distributions for Class L and Class N except Strategic Advisers Multi-Manager 2060 Fund are for the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

B Distributions for the period August 5, 2014 (commencement of operations) to March 31, 2015.

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
Years ended March 31,	2015	2014 A	2015	2014 A
Strategic Advisers Multi-Manager Income Fund
Multi-Manager Income
Shares sold	22,399	62,860	$ 233,312	$ 639,651
Reinvestment of distributions	2,916	353	29,914	3,590
Shares redeemed	(4,341)	(5,090)	(44,814)	(51,765)
Net increase (decrease)	20,974	58,123	$ 218,412	$ 591,476
Class L
Shares sold	-	9,814	$ -	$ 100,000
Reinvestment of distributions	354	99	3,633	1,012
Net increase (decrease)	354	9,913	$ 3,633	$ 101,012
Class N
Shares sold	-	9,814	$ -	$ 100,000
Reinvestment of distributions	328	94	3,365	953
Net increase (decrease)	328	9,908	$ 3,365	$ 100,953
Strategic Advisers Multi-Manager 2005 Fund
Multi-Manager 2005
Shares sold	23	534	$ 245	$ 5,592
Reinvestment of distributions	595	247	6,213	2,571
Shares redeemed	-	(25)	-	(252)
Net increase (decrease)	618	756	$ 6,458	$ 7,911
Class L
Shares sold	-	9,515	$ -	$ 100,000
Reinvestment of distributions	529	132	5,529	1,379
Net increase (decrease)	529	9,647	$ 5,529	$ 101,379
Class N
Shares sold	-	9,515	$ -	$ 100,000
Reinvestment of distributions	504	130	5,262	1,360
Net increase (decrease)	504	9,645	$ 5,262	$ 101,360

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares	Shares	Dollars	Dollars
Years ended March 31,	2015	2014 A	2015	2014 A
Strategic Advisers Multi-Manager 2010 Fund
Multi-Manager 2010
Shares sold	22,695	15,084	$ 247,555	$ 157,795
Reinvestment of distributions	2,454	422	26,290	4,490
Shares redeemed	-	(19)	-	(192)
Net increase (decrease)	25,149	15,487	$ 273,845	$ 162,093
Class L
Shares sold	-	9,320	$ -	$ 100,000
Reinvestment of distributions	499	153	5,354	1,641
Net increase (decrease)	499	9,473	$ 5,354	$ 101,641
Class N
Shares sold	-	9,320	$ -	$ 100,000
Reinvestment of distributions	475	151	5,093	1,622
Net increase (decrease)	475	9,471	$ 5,093	$ 101,622
Strategic Advisers Multi-Manager 2015 Fund
Multi-Manager 2015
Shares sold	84,482	55,438	$ 938,353	$ 586,481
Reinvestment of distributions	5,937	665	64,465	7,135
Shares redeemed	(5,712)	(6,495)	(64,673)	(70,291)
Net increase (decrease)	84,707	49,608	$ 938,145	$ 523,325
Class L
Shares sold	-	9,285	$ -	$ 100,000
Reinvestment of distributions	470	135	5,109	1,458
Net increase (decrease)	470	9,420	$ 5,109	$ 101,458
Class N
Shares sold	-	9,285	$ -	$ 100,000
Reinvestment of distributions	447	133	4,850	1,439
Net increase (decrease)	447	9,418	$ 4,850	$ 101,439
Strategic Advisers Multi-Manager 2020 Fund
Multi-Manager 2020
Shares sold	155,423	150,586	$ 1,750,691	$ 1,605,177
Reinvestment of distributions	12,303	1,278	135,015	13,932
Shares redeemed	(20,182)	(24,535)	(222,743)	(265,890)
Net increase (decrease)	147,544	127,329	$ 1,662,963	$ 1,353,219
Class L
Shares sold	-	9,183	$ -	$ 100,000
Reinvestment of distributions	522	138	5,733	1,506
Net increase (decrease)	522	9,321	$ 5,733	$ 101,506
Class N
Shares sold	-	9,183	$ -	$ 100,000
Reinvestment of distributions	498	136	5,465	1,488
Net increase (decrease)	498	9,319	$ 5,465	$ 101,488
Strategic Advisers Multi-Manager 2025 Fund
Multi-Manager 2025
Shares sold	58,082	37,376	$ 657,060	$ 404,169
Reinvestment of distributions	3,637	577	40,747	6,384
Shares redeemed	(10,346)	(17,427)	(118,402)	(193,091)
Net increase (decrease)	51,373	20,526	$ 579,405	$ 217,462
Class L
Shares sold	-	8,977	$ -	$ 100,000
Reinvestment of distributions	552	167	6,192	1,867
Net increase (decrease)	552	9,144	$ 6,192	$ 101,867
Class N
Shares sold	-	8,977	$ -	$ 100,000
Reinvestment of distributions	529	165	5,929	1,849
Net increase (decrease)	529	9,142	$ 5,929	$ 101,849

Annual Report

7. Share Transactions - continued

	Shares	Shares	Dollars	Dollars
Years ended March 31,	2015	2014 A	2015	2014 A
Strategic Advisers Multi-Manager 2030 Fund
Multi-Manager 2030
Shares sold	51,840	77,385	$ 597,602	$ 864,044
Reinvestment of distributions	7,097	1,158	79,126	13,045
Shares redeemed	(22,269)	(18,965)	(261,022)	(212,738)
Net increase (decrease)	36,668	59,578	$ 415,706	$ 664,351
Class L
Shares sold	-	8,913	$ -	$ 100,000
Reinvestment of distributions	787	151	8,781	1,711
Net increase (decrease)	787	9,064	$ 8,781	$ 101,711
Class N
Shares sold	-	8,913	$ -	$ 100,000
Reinvestment of distributions	763	149	8,508	1,693
Net increase (decrease)	763	9,062	$ 8,508	$ 101,693
Strategic Advisers Multi-Manager 2035 Fund
Multi-Manager 2035
Shares sold	48,556	23,550	$ 571,977	$ 261,958
Reinvestment of distributions	4,562	677	52,316	7,750
Shares redeemed	(4,636)	(1,152)	(55,667)	(12,872)
Net increase (decrease)	48,482	23,075	$ 568,626	$ 256,836
Class L
Shares sold	-	8,718	$ -	$ 100,000
Reinvestment of distributions	698	175	8,014	2,022
Net increase (decrease)	698	8,893	$ 8,014	$ 102,022
Class N
Shares sold	-	8,719	$ -	$ 100,000
Reinvestment of distributions	674	173	7,739	2,005
Net increase (decrease)	674	8,892	$ 7,739	$ 102,005
Strategic Advisers Multi-Manager 2040 Fund
Multi-Manager 2040
Shares sold	28,047	22,479	$ 332,625	$ 250,853
Reinvestment of distributions	2,973	457	34,118	5,226
Shares redeemed	(10,311)	(6,930)	(123,539)	(75,204)
Net increase (decrease)	20,709	16,006	$ 243,204	$ 180,875
Class L
Shares sold	-	8,703	$ -	$ 100,000
Reinvestment of distributions	723	161	8,303	1,863
Net increase (decrease)	723	8,864	$ 8,303	$ 101,863
Class N
Shares sold	-	8,703	$ -	$ 100,000
Reinvestment of distributions	700	159	8,037	1,845
Net increase (decrease)	700	8,862	$ 8,037	$ 101,845
Strategic Advisers Multi-Manager 2045 Fund
Multi-Manager 2045
Shares sold	57,992	20,542	$ 686,592	$ 233,527
Reinvestment of distributions	3,654	464	42,208	5,325
Shares redeemed	(9,118)	(3,066)	(107,805)	(34,593)
Net increase (decrease)	52,528	17,940	$ 620,995	$ 204,259
Class L
Shares sold	-	8,666	$ -	$ 100,000
Reinvestment of distributions	686	169	7,921	1,967
Net increase (decrease)	686	8,835	$ 7,921	$ 101,967
Class N
Shares sold	-	8,666	$ -	$ 100,000
Reinvestment of distributions	662	168	7,657	1,950
Net increase (decrease)	662	8,834	$ 7,657	$ 101,950

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares	Shares	Dollars	Dollars
Years ended March 31,	2015	2014 A	2015	2014 A
Strategic Advisers Multi-Manager 2050 Fund
Multi-Manager 2050
Shares sold	33,556	41,377	$ 397,173	$ 462,486
Reinvestment of distributions	5,769	963	66,352	11,143
Shares redeemed	(8,996)	(788)	(106,119)	(9,207)
Net increase (decrease)	30,329	41,552	$ 357,406	$ 464,422
Class L
Shares sold	-	8,651	$ -	$ 100,000
Reinvestment of distributions	748	171	8,612	1,998
Net increase (decrease)	748	8,822	$ 8,612	$ 101,998
Class N
Shares sold	-	8,651	$ -	$ 100,000
Reinvestment of distributions	725	170	8,338	1,981
Net increase (decrease)	725	8,821	$ 8,338	$ 101,981
Strategic Advisers Multi-Manager 2055 Fund
Multi-Manager 2055
Shares sold	43,717	19,542	$ 522,555	$ 226,815
Reinvestment of distributions	4,023	525	46,870	6,093
Shares redeemed	(5,343)	(163)	(63,000)	(1,821)
Net increase (decrease)	42,397	19,904	$ 506,425	$ 231,087
Class L
Shares sold	-	8,591	$ -	$ 100,000
Reinvestment of distributions	682	157	7,956	1,847
Net increase (decrease)	682	8,748	$ 7,956	$ 101,847
Class N
Shares sold	-	8,591	$ -	$ 100,000
Reinvestment of distributions	659	156	7,685	1,830
Net increase (decrease)	659	8,747	$ 7,685	$ 101,830
Strategic Advisers Multi-Manager 2060 Fund B
Multi-Manager 2060
Shares sold	13,161	-	$ 132,095	$ -
Reinvestment of distributions	174	-	1,762	-
Shares redeemed	(22)	-	(221)	-
Net increase (decrease)	13,313	-	$ 133,636	$ -
Class L
Shares sold	10,000	-	$ 100,000	$ -
Reinvestment of distributions	167	-	1,693	-
Net increase (decrease)	10,167	-	$ 101,693	$ -
Class N
Shares sold	10,000	-	$ 100,000	$ -
Reinvestment of distributions	156	-	1,583	-
Net increase (decrease)	10,156	-	$ 101,583	$ -

A Share transactions for Class L and Class N except Strategic Advisers Multi-Manager 2060 Fund are for the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

B Share transactions for the period August 5, 2014 (commencement of operations) to March 31, 2015.

Annual Report

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of more than 10% of the outstanding shares of the following Funds:

Affiliated %
Strategic Advisers Multi-Manager Income Fund	28%
Strategic Advisers Multi-Manager 2005 Fund	98%
Strategic Advisers Multi-Manager 2010 Fund	44%
Strategic Advisers Multi-Manager 2015 Fund	19%
Strategic Advisers Multi-Manager 2020 Fund	10%
Strategic Advisers Multi-Manager 2025 Fund	30%
Strategic Advisers Multi-Manager 2030 Fund	24%
Strategic Advisers Multi-Manager 2035 Fund	29%
Strategic Advisers Multi-Manager 2040 Fund	46%
Strategic Advisers Multi-Manager 2045 Fund	30%
Strategic Advisers Multi-Manager 2050 Fund	30%
Strategic Advisers Multi-Manager 2055 Fund	33%
Strategic Advisers Multi-Manager 2060 Fund	91%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Boylston Street Trust and the Shareholders of Strategic Advisers Multi-Manager Income Fund, Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund, Strategic Advisers Multi-Manager 2055 Fund and Strategic Advisers Multi-Manager 2060 Fund:

We have audited the accompanying statements of assets and liabilities of Strategic Advisers Multi-Manager Income Fund, Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund, Strategic Advisers Multi-Manager 2055 Fund and Strategic Advisers Multi-Manager 2060 Fund, including the schedules of investments, as of March 31, 2015, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2015, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Strategic Advisers Multi-Manager Income Fund, Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund, Strategic Advisers Multi-Manager 2055 Fund and Strategic Advisers Multi-Manager 2060 Fund as of March 31, 2015, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 21, 2015

Annual Report

Trustees and Officers

The Trustees and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Strategic Advisers Multi-Manager Target Date Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Strategic Advisers Multi-Manager Target Date Fund's activities, review contractual arrangements with companies that provide services to each Strategic Advisers Multi-Manager Target Date Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Strategic Advisers Multi-Manager Target Date Fund's performance. If the interests of a Strategic Advisers Multi-Manager Target Date Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Strategic Advisers Multi-Manager Target Date Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversees 217 funds. Mr. von Kuhn oversees 94 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and other Boards oversee Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts).

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Trustee

Mr. von Kuhn also serves as a Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2007 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2007 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC (diversified financial services company) or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR (investment adviser firm), and President of Fidelity Research & Analysis Company (investment adviser firm, 2010-present). Previously, Mr. Herring served as Vice President of certain Equity Funds (2006-2014), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company (investment adviser firm), Vice President of FMR Co., Inc. (investment adviser firm, 2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2012 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fund	Pay Date	Record Date	Dividends	Capital Gains
Strategic Advisers Multi-Manager Income Fund	05/11/2015	05/08/2015	$0.000	$0.127
Strategic Advisers Multi-Manager 2005 Fund	05/18/2015	05/15/2015	$0.033	$0.197
Strategic Advisers Multi-Manager 2010 Fund	05/18/2015	05/15/2015	$0.030	$0.247
Strategic Advisers Multi-Manager 2015 Fund	05/18/2015	05/15/2015	$0.026	$0.286
Strategic Advisers Multi-Manager 2020 Fund	05/18/2015	05/15/2015	$0.019	$0.288
Strategic Advisers Multi-Manager 2025 Fund	05/18/2015	05/15/2015	$0.013	$0.351
Strategic Advisers Multi-Manager 2030 Fund	05/18/2015	05/15/2015	$0.003	$0.403
Strategic Advisers Multi-Manager 2035 Fund	05/18/2015	05/15/2015	$0.000	$0.415
Strategic Advisers Multi-Manager 2040 Fund	05/18/2015	05/15/2015	$0.000	$0.462
Strategic Advisers Multi-Manager 2045 Fund	05/18/2015	05/15/2015	$0.000	$0.364
Strategic Advisers Multi-Manager 2050 Fund	05/18/2015	05/15/2015	$0.000	$0.479
Strategic Advisers Multi-Manager 2055 Fund	05/18/2015	05/15/2015	$0.000	$0.439
Strategic Advisers Multi-Manager 2060 Fund	05/18/2015	05/15/2015	$0.000	$0.411

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March, 2015, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Strategic Advisers Multi-Manager Income Fund	$23,761
Strategic Advisers Multi-Manager 2005 Fund	$12,073
Strategic Advisers Multi-Manager 2010 Fund	$31,163
Strategic Advisers Multi-Manager 2015 Fund	$73,566
Strategic Advisers Multi-Manager 2020 Fund	$148,992
Strategic Advisers Multi-Manager 2025 Fund	$57,575
Strategic Advisers Multi-Manager 2030 Fund	$91,254
Strategic Advisers Multi-Manager 2035 Fund	$74,298
Strategic Advisers Multi-Manager 2040 Fund	$52,281
Strategic Advisers Multi-Manager 2045 Fund	$62,585
Strategic Advisers Multi-Manager 2050 Fund	$86,434
Strategic Advisers Multi-Manager 2055 Fund	$68,303
Strategic Advisers Multi-Manager 2060 Fund	$14,398

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Strategic Advisers Multi-Manager Income Fund	4.31%
Strategic Advisers Multi-Manager 2005 Fund	2.55%
Strategic Advisers Multi-Manager 2010 Fund	1.94%
Strategic Advisers Multi-Manager 2015 Fund	1.47%
Strategic Advisers Multi-Manager 2020 Fund	1.05%
Strategic Advisers Multi-Manager 2025 Fund	0.56%
Strategic Advisers Multi-Manager 2030 Fund	0.19%
Strategic Advisers Multi-Manager 2035 Fund	0.03%
Strategic Advisers Multi-Manager 2040 Fund	0.03%
Strategic Advisers Multi-Manager 2045 Fund	0.03%
Strategic Advisers Multi-Manager 2050 Fund	0.03%
Strategic Advisers Multi-Manager 2055 Fund	0.03%
Strategic Advisers Multi-Manager 2060 Fund	0.03%

Annual Report

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Strategic Advisers Multi-Manager Income Fund
May 2014	10%
June 2014	12%
July 2014	12%
August 2014	12%
September 2014	12%
October 2014	12%
November 2014	12%
December 2014 (EX Date 12/30/2014)	13%
December 2014 (EX Date 12/31/2014)	13%
February 2015	0%
March 2015	0%
Strategic Advisers Multi-Manager 2005 Fund
May 2014	1%
December 2014 (EX Date 12/30/2014)	18%
December 2014 (EX Date 12/31/2014)	18%
Strategic Advisers Multi-Manager 2010 Fund
May 2014	2%
December 2014 (EX Date 12/30/2014)	21%
December 2014 (EX Date 12/31/2014)	21%
Strategic Advisers Multi-Manager 2015 Fund
May 2014	2%
December 2014 (EX Date 12/30/2014)	23%
December 2014 (EX Date 12/31/2014)	23%
Strategic Advisers Multi-Manager 2020 Fund
May 2014	2%
December 2014 (EX Date 12/30/2014)	24%
December 2014 (EX Date 12/31/2014)	24%
Strategic Advisers Multi-Manager 2025 Fund
May 2014	2%
December 2014 (EX Date 12/30/2014)	26%
December 2014 (EX Date 12/31/2014)	26%
Strategic Advisers Multi-Manager 2030 Fund
May 2014	4%
December 2014 (EX Date 12/30/2014)	28%
December 2014 (EX Date 12/31/2014)	28%
Strategic Advisers Multi-Manager 2035 Fund
May 2014	5%
December 2014 (EX Date 12/30/2014)	27%
December 2014 (EX Date 12/31/2014)	27%
Strategic Advisers Multi-Manager 2040 Fund
May 2014	5%
December 2014 (EX Date 12/30/2014)	28%
December 2014 (EX Date 12/31/2014)	28%
Strategic Advisers Multi-Manager 2045 Fund
May 2014	6%
December 2014 (EX Date 12/30/2014)	28%
December 2014 (EX Date 12/31/2014)	28%
Strategic Advisers Multi-Manager 2050 Fund
May 2014	4%
December 2014 (EX Date 12/30/2014)	29%
December 2014 (EX Date 12/31/2014)	29%
Strategic Advisers Multi-Manager 2055 Fund
May 2014	5%
December 2014 (EX Date 12/30/2014)	29%
December 2014 (EX Date 12/31/2014)	30%
Strategic Advisers Multi-Manager 2060 Fund
December 2014 (EX Date 12/30/2014)	34%
December 2014 (EX Date 12/31/2014)	35%

Annual Report

Distributions (Unaudited) - continued

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Strategic Advisers Multi-Manager Income Fund
May 2014	19%
June 2014	22%
July 2014	22%
August 2014	22%
September 2014	22%
October 2014	22%
November 2014	22%
December 2014 (EX Date 12/30/2014)	23%
December 2014 (EX Date 12/31/2014)	23%
February 2015	0%
March 2015	0%
Strategic Advisers Multi-Manager 2005 Fund
May 2014	3%
December 2014 (EX Date 12/30/2014)	32%
December 2014 (EX Date 12/31/2014)	33%
Strategic Advisers Multi-Manager 2010 Fund
May 2014	4%
December 2014 (EX Date 12/30/2014)	36%
December 2014 (EX Date 12/31/2014)	36%
Strategic Advisers Multi-Manager 2015 Fund
May 2014	5%
December 2014 (EX Date 12/30/2014)	42%
December 2014 (EX Date 12/31/2014)	42%
Strategic Advisers Multi-Manager 2020 Fund
May 2014	4%
December 2014 (EX Date 12/30/2014)	44%
December 2014 (EX Date 12/31/2014)	44%
Strategic Advisers Multi-Manager 2025 Fund
May 2014	4%
December 2014 (EX Date 12/30/2014)	49%
December 2014 (EX Date 12/31/2014)	49%
Strategic Advisers Multi-Manager 2030 Fund
May 2014	7%
December 2014 (EX Date 12/30/2014)	51%
December 2014 (EX Date 12/31/2014)	51%
Strategic Advisers Multi-Manager 2035 Fund
May 2014	10%
December 2014 (EX Date 12/30/2014)	50%
December 2014 (EX Date 12/31/2014)	51%
Strategic Advisers Multi-Manager 2040 Fund
May 2014	9%
December 2014 (EX Date 12/30/2014)	51%
December 2014 (EX Date 12/31/2014)	52%
Strategic Advisers Multi-Manager 2045 Fund
May 2014	11%
December 2014 (EX Date 12/30/2014)	52%
December 2014 (EX Date 12/31/2014)	52%
Strategic Advisers Multi-Manager 2050 Fund
May 2014	8%
December 2014 (EX Date 12/30/2014)	53%
December 2014 (EX Date 12/31/2014)	53%
Strategic Advisers Multi-Manager 2055 Fund
May 2014	10%
December 2014 (EX Date 12/30/2014)	54%
December 2014 (EX Date 12/31/2014)	54%
Strategic Advisers Multi-Manager 2060 Fund
December 2014 (EX Date 12/30/2014)	66%
December 2014 (EX Date 12/31/2014)	68%

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

Administrator

Fidelity Management & Research Company

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

JPMorgan Chase Bank

New York, NY

2060

The Bank of New York Mellon

New York, NY

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055

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Contents Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Investment Changes (Unaudited) Investments March 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited)

Strategic Advisers® Multi-Manager Target Date Funds -

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 -
Class L and Class N

Annual Report

March 31, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Strategic Advisers Multi-Manager Income Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2005 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2010 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2015 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2020 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2025 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2030 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2035 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2040 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2045 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2050 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2060 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Strategic Advisers® Multi-Manager Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Life of fundA
Class LB	3.97%	4.18%
Class NC	3.71%	4.03%

A From December 20, 2012.

B The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager Income Fund, the original class of the fund.

C Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager Income Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Multi-Manager Income Fund - Class L on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period. See footnote B above for additional information regarding the performance of Class L.

Annual Report

Strategic Advisers Multi-Manager 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Life of fundA
Class LB	4.79%	5.99%
Class NC	4.53%	5.82%

A From December 20, 2012.

B The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2005 Fund, the original class of the fund.

C Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2005 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2005 Fund - Class L on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period. See footnote B above for additional information regarding the performance of Class L.

Annual Report

Strategic Advisers Multi-Manager 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Life of fundA
Class LB	5.37%	7.45%
Class NC	5.01%	7.28%

A From December 20, 2012.

B The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2010 Fund, the original class of the fund.

C Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2010 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2010 Fund - Class L on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period. See footnote B above for additional information regarding the performance of Class L.

Annual Report

Strategic Advisers Multi-Manager 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Life of fundA
Class LB	5.66%	7.93%
Class NC	5.51%	7.81%

A From December 20, 2012.

B The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2015 Fund, the original class of the fund.

C Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2015 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2015 Fund - Class L on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period. See footnote B above for additional information regarding the performance of Class L.

Annual Report

Strategic Advisers Multi-Manager 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Life of fundA
Class LB	5.98%	8.57%
Class NC	5.63%	8.40%

A From December 20, 2012.

B The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2020 Fund, the original class of the fund.

C Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2020 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2020 Fund - Class L on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. See footnote B above for additional information regarding the performance of Class L.

Annual Report

Strategic Advisers Multi-Manager 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Life of fundA
Class LB	6.41%	10.16%
Class NC	6.07%	9.99%

A From December 20, 2012.

B The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2025 Fund, the original class of the fund.

C Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2025 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2025 Fund - Class L on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period. See footnote B above for additional information regarding the performance of Class L.

Annual Report

Strategic Advisers Multi-Manager 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Life of fundA
Class LB	6.80%	10.81%
Class NC	6.44%	10.64%

A From December 20, 2012.

B The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2030 Fund, the original class of the fund.

C Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2030 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2030 Fund - Class L on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period. See footnote B above for additional information regarding the performance of Class L.

Annual Report

Strategic Advisers Multi-Manager 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Life of fundA
Class LB	6.94%	11.92%
Class NC	6.58%	11.75%

A From December 20, 2012.

B The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2035 Fund, the original class of the fund.

C Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2035 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2035 Fund - Class L on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period. See footnote B above for additional information regarding the performance of Class L.

Annual Report

Strategic Advisers Multi-Manager 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Life of fundA
Class LB	6.87%	12.03%
Class NC	6.53%	11.86%

A From December 20, 2012.

B The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2040 Fund, the original class of the fund.

C Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2040 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2040 Fund - Class L on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period. See footnote B above for additional information regarding the performance of Class L.

Annual Report

Strategic Advisers Multi-Manager 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Life of fundA
Class LB	6.85%	12.26%
Class NC	6.68%	12.14%

A From December 20, 2012.

B The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2045 Fund, the original class of the fund.

C Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2045 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2045 Fund - Class L on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period. See footnote B above for additional information regarding the performance of Class L.

Annual Report

Strategic Advisers Multi-Manager 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Life of fundA
Class LB	6.84%	12.36%
Class NC	6.57%	12.19%

A From December 20, 2012.

B The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2050 Fund, the original class of the fund.

C Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2050 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2050 Fund - Class L on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period. See footnote B above for additional information regarding the performance of Class L.

Annual Report

Strategic Advisers Multi-Manager 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2015	Past 1 year	Life of fundA
Class LB	6.81%	12.66%
Class NC	6.54%	12.49%

A From December 20, 2012.

B The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2055 Fund, the original class of the fund.

C Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2055 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2055 Fund - Class L on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period. See footnote B above for additional information regarding the performance of Class L.

Annual Report

Strategic Advisers Multi-Manager 2060 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take Strategic Advisers Multi-Manager 2060 Fund's - Class L and Class N cumulative total return and show you what would have happened if Strategic Advisers Multi-Manager 2060 Fund - Class L and Class N shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2060 Fund - Class L on August 5, 2014, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The U.S. stock market closed slightly off recent all-time highs for the 12 months ending March 31, 2015, supported by the relative strength of the U.S. economy and dollar, as well as the appeal of stocks relative to bonds. The large-cap S&P 500® Index returned 12.73%. Growth stocks in the index handily outperformed value-oriented names; among sectors, all save energy notched a gain. The tech-heavy Nasdaq Composite Index® gained 18.12%, while the small-cap Russell 2000® Index advanced 8.21%, rallying after earlier weakness due to growth and valuation worries. International stocks, as measured by the MSCI ACWI (All Country World Index) ex USA Index, returned -0.88% amid recessionary pressure in parts of Asia, anemic economic growth in the eurozone and a rising U.S. dollar. Within the MSCI index, Europe (-4%) was hampered by late-period deflationary concerns and currency weakness. The U.K. (-5%) endured decelerating growth and a cooling housing market. Japan (+12%) fought encroaching recession by expanding its already-aggressive economic stimulus plan; Europe followed suit in January. Emerging markets (-1%) saw late-period outflows ahead of potential U.S. Federal Reserve tightening.

Turning to fixed income: U.S. taxable investment-grade bonds posted a positive return for the one-year period, despite a February price decline related to expectations of higher inflation and interest rates. For much of the period, investors in many parts of the world sought the perceived safe haven of U.S. bonds. The Barclaysr U.S. Aggregate Bond Index rose 5.72%, well ahead of the negative return for international bonds, which struggled due to a surging U.S. dollar. Among sectors in the Barclays index, U.S. Treasuries rose roughly 5%, driven by this preference for conservative investments. Sentiment changed somewhat toward period end, however, when investors snapped up riskier assets amid a rally in higher-yielding bonds.

Comments from Co-Portfolio Manager Andrew Dierdorf: For the 12 months ending March 31, 2015, the share classes of each Fund posted a positive return consistent with its investment goal. [Note: Strategic Advisers® Multi-Manager Target Date 2060 has not marked a full year's performance; however, the comments here apply generally to its life-of-fund period.] Longer-dated Funds delivered higher returns, as we would expect given their greater exposure to underlying equities, which rose overall this period. On a relative basis, the Funds lagged their respective Composite indexes for the 12 months. (For specific Fund results, please refer to the performance section of this report.) Aggregate allocation decisions detracted from the Funds' relative results for the full year, but underlying manager decisions proved additive overall. Positioning in the non-U.S. equity asset class - a beneficial underweighting coupled with positive stock selection - contributed most to relative results but only partially offset negative stock selection effects in the U.S. equity asset class. In the fixed-income asset class, non-index allocations to portfolio-risk diversifiers, such as high-yield debt, detracted overall. Lastly, active asset allocation was implemented effective August 1, 2014; this allows portfolio managers to make incremental shifts - within predefined risk parameters - to Fund allocations relative to the strategic glide path.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 to March 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Strategic Advisers Multi-Manager Income Fund
Multi-Manager Income	.05%
Actual		$ 1,000.00	$ 1,025.50	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Class L	.06%
Actual		$ 1,000.00	$ 1,025.40	$ .30
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .30
Class N	.31%
Actual		$ 1,000.00	$ 1,024.20	$ 1.56
HypotheticalA		$ 1,000.00	$ 1,023.39	$ 1.56
Strategic Advisers Multi-Manager 2005 Fund
Multi-Manager 2005	.05%
Actual		$ 1,000.00	$ 1,031.70	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Class L	.10%
Actual		$ 1,000.00	$ 1,031.30	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Class N	.35%
Actual		$ 1,000.00	$ 1,029.40	$ 1.77
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 1.77
	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Strategic Advisers Multi-Manager 2010 Fund
Multi-Manager 2010	.05%
Actual		$ 1,000.00	$ 1,034.40	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25
Class L	.07%
Actual		$ 1,000.00	$ 1,035.10	$ .36
HypotheticalA		$ 1,000.00	$ 1,024.58	$ .35
Class N	.32%
Actual		$ 1,000.00	$ 1,033.20	$ 1.62
HypotheticalA		$ 1,000.00	$ 1,023.34	$ 1.61
Strategic Advisers Multi-Manager 2015 Fund
Multi-Manager 2015	.08%
Actual		$ 1,000.00	$ 1,037.50	$ .41
HypotheticalA		$ 1,000.00	$ 1,024.53	$ .40
Class L	.09%
Actual		$ 1,000.00	$ 1,037.30	$ .46
HypotheticalA		$ 1,000.00	$ 1,024.48	$ .45
Class N	.34%
Actual		$ 1,000.00	$ 1,036.30	$ 1.73
HypotheticalA		$ 1,000.00	$ 1,023.24	$ 1.72
Strategic Advisers Multi-Manager 2020 Fund
Multi-Manager 2020	.08%
Actual		$ 1,000.00	$ 1,038.70	$ .41
HypotheticalA		$ 1,000.00	$ 1,024.53	$ .40
Class L	.08%
Actual		$ 1,000.00	$ 1,039.40	$ .41
HypotheticalA		$ 1,000.00	$ 1,024.53	$ .40
Class N	.33%
Actual		$ 1,000.00	$ 1,037.50	$ 1.68
HypotheticalA		$ 1,000.00	$ 1,023.29	$ 1.66
Strategic Advisers Multi-Manager 2025 Fund
Multi-Manager 2025	.10%
Actual		$ 1,000.00	$ 1,041.30	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Class L	.10%
Actual		$ 1,000.00	$ 1,041.80	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Class N	.35%
Actual		$ 1,000.00	$ 1,039.90	$ 1.78
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 1.77
Strategic Advisers Multi-Manager 2030 Fund
Multi-Manager 2030	.10%
Actual		$ 1,000.00	$ 1,044.40	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Class L	.10%
Actual		$ 1,000.00	$ 1,044.40	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Strategic Advisers Multi-Manager 2030 Fund
Class N	.35%
Actual		$ 1,000.00	$ 1,043.30	$ 1.78
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 1.77
Strategic Advisers Multi-Manager 2035 Fund
Multi-Manager 2035	.10%
Actual		$ 1,000.00	$ 1,045.90	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Class L	.10%
Actual		$ 1,000.00	$ 1,045.70	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Class N	.35%
Actual		$ 1,000.00	$ 1,044.70	$ 1.78
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 1.77
Strategic Advisers Multi-Manager 2040 Fund
Multi-Manager 2040	.10%
Actual		$ 1,000.00	$ 1,045.40	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Class L	.10%
Actual		$ 1,000.00	$ 1,045.30	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Class N	.35%
Actual		$ 1,000.00	$ 1,044.20	$ 1.78
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 1.77
Strategic Advisers Multi-Manager 2045 Fund
Multi-Manager 2045	.10%
Actual		$ 1,000.00	$ 1,045.20	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Class L	.10%
Actual		$ 1,000.00	$ 1,044.90	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Class N	.35%
Actual		$ 1,000.00	$ 1,044.80	$ 1.78
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 1.77
Strategic Advisers Multi-Manager 2050 Fund
Multi-Manager 2050	.10%
Actual		$ 1,000.00	$ 1,046.10	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Class L	.10%
Actual		$ 1,000.00	$ 1,045.10	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Class N	.35%
Actual		$ 1,000.00	$ 1,044.00	$ 1.78
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 1.77
	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Strategic Advisers Multi-Manager 2055 Fund
Multi-Manager 2055	.10%
Actual		$ 1,000.00	$ 1,046.00	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Class L	.10%
Actual		$ 1,000.00	$ 1,045.80	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Class N	.35%
Actual		$ 1,000.00	$ 1,043.80	$ 1.78
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 1.77
Strategic Advisers Multi-Manager 2060 Fund
Multi-Manager 2060	.10%
Actual		$ 1,000.00	$ 1,045.00	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Class L	.10%
Actual		$ 1,000.00	$ 1,046.00	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50
Class N	.35%
Actual		$ 1,000.00	$ 1,044.90	$ 1.78
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 1.77

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

Annual Report

Strategic Advisers Multi-Manager Income Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.9	0.9
Strategic Advisers Core Multi-Manager Fund Class F	5.4	5.4
Strategic Advisers Growth Multi-Manager Fund Class F	4.5	4.4
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	2.7	2.5
Strategic Advisers Value Multi-Manager Fund Class F	5.4	5.3
	18.9	18.5
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	2.6	1.9
Strategic Advisers International Multi-Manager Fund Class F	4.5	4.8
	7.1	6.7
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.5	0.5
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.5
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.5	3.0
Fidelity Series Real Estate Income Fund Class F	0.5	0.4
Strategic Advisers Core Income Multi-Manager Fund Class F	41.4	38.9
Strategic Advisers Income Opportunities Fund of Funds Class F	3.4	3.7
	49.8	47.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	13.8	15.3
Fidelity Series Short-Term Credit Fund Class F	10.4	0.0
Fidelity Short-Term Bond Fund Class F	0.0	12.5
	24.2	27.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	18.9%
International Equity Funds	7.1%
Bond Funds	49.8%
Short-Term Funds	24.2%

Six months ago
Domestic Equity Funds**	18.5%
International Equity Funds	6.7%
Bond Funds	47.0%
Short-Term Funds	27.8%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager Income Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 18.9%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,594	$ 9,834
Strategic Advisers Core Multi-Manager Fund Class F (c)	4,767	61,298
Strategic Advisers Growth Multi-Manager Fund Class F (c)	3,687	50,991
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	2,664	30,902
Strategic Advisers Value Multi-Manager Fund Class F (c)	4,247	61,542
TOTAL DOMESTIC EQUITY FUNDS (Cost $218,535)		214,567
International Equity Funds - 7.1%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	2,955	29,047
Strategic Advisers International Multi-Manager Fund Class F (c)	4,238	51,072
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $81,430)		80,119
Bond Funds - 49.8%

Fidelity Series Emerging Markets Debt Fund Class F (c)	626	6,076
Fidelity Series Floating Rate High Income Fund Class F (c)	580	5,691
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	4,066	39,687

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	485	$ 5,486
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	46,677	468,643
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	3,739	38,623
TOTAL BOND FUNDS (Cost $558,030)		564,206
Short-Term Funds - 24.2%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	156,406	156,406
Fidelity Series Short-Term Credit Fund Class F (c)	11,740	117,519
TOTAL SHORT-TERM FUNDS (Cost $273,808)		273,925
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,131,803)	1,132,817
NET OTHER ASSETS (LIABILITIES) - 0.0%	28
NET ASSETS - 100%	$ 1,132,845
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 147,513	$ 40,565	$ 31,672	$ 150	$ 156,406
Fidelity Series Commodity Strategy Fund Class F	9,668	4,026	611	-	9,834
Fidelity Series Emerging Markets Debt Fund Class F	5,720	847	192	343	6,076
Fidelity Series Floating Rate High Income Fund Class F	10,380	894	5,199	338	5,691
Fidelity Series Inflation-Protected Bond Index Fund Class F	26,861	14,975	1,505	96	39,687
Fidelity Series Real Estate Income Fund Class F	3,942	1,767	223	271	5,486
Fidelity Series Short-Term Credit Fund Class F	-	117,402	-	-	117,519
Fidelity Short-Term Bond Fund Class F	120,930	30,537	151,584	1,260	-
Strategic Advisers Core Income Multi-Manager Fund Class F	323,286	153,586	17,331	11,464	468,643
Strategic Advisers Core Multi-Manager Fund Class F	43,839	26,188	5,233	464	61,298
Strategic Advisers Emerging Markets Fund of Funds Class F	14,576	16,502	1,066	277	29,047
Strategic Advisers Growth Multi-Manager Fund Class F	36,138	21,710	5,593	237	50,991
Strategic Advisers Income Opportunities Fund of Funds Class F	45,313	3,763	8,386	2,332	38,623
Strategic Advisers International Multi-Manager Fund Class F	50,940	10,469	7,493	1,200	51,072
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	21,929	16,162	3,370	-	30,902
Strategic Advisers Value Multi-Manager Fund Class F	44,663	22,016	4,460	546	61,542
Total	$ 905,698	$ 481,409	$ 243,918	$ 18,978	$ 1,132,817
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $1,131,803) - See accompanying schedule		$ 1,132,817
Receivable for fund shares sold		1,437
Dividends Receivable		96
Total assets		1,134,350

Liabilities
Payable for investments purchased	$ 1,440
Transfer agent fees payable	43
Distribution and service plan fees payable	22
Total liabilities		1,505

Net Assets		$ 1,132,845
Net Assets consist of:
Paid in capital		$ 1,119,161
Undistributed net investment income		949
Accumulated undistributed net realized gain (loss) on investments		11,721
Net unrealized appreciation (depreciation) on investments		1,014
Net Assets		$ 1,132,845

Multi-Manager Income: Net Asset Value, offering price and redemption price per share ($921,014 ÷ 89,128 shares)		$ 10.33

Class L: Net Asset Value, offering price and redemption price per share ($106,091 ÷ 10,267 shares)		$ 10.33

Class N: Net Asset Value, offering price and redemption price per share ($105,740 ÷ 10,236 shares)		$ 10.33

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 18,978

Expenses
Transfer agent fees	$ 521
Distribution and service plan fees	260
Independent trustees' compensation	4
Total expenses		785
Net investment income (loss)		18,193
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,053)
Capital gain distributions from underlying funds	30,876
Total net realized gain (loss)		28,823
Change in net unrealized appreciation (depreciation) on underlying funds		(8,319)
Net gain (loss)		20,504
Net increase (decrease) in net assets resulting from operations		$ 38,697

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,193	$ 4,064
Net realized gain (loss)	28,823	3,397
Change in net unrealized appreciation (depreciation)	(8,319)	8,586
Net increase (decrease) in net assets resulting from operations	38,697	16,047
Distributions to shareholders from net investment income	(18,452)	(2,967)
Distributions to shareholders from net realized gain	(18,460)	(2,588)
Total distributions	(36,912)	(5,555)
Share transactions - net increase (decrease)	225,410	793,441
Total increase (decrease) in net assets	227,195	803,933

Net Assets
Beginning of period	905,650	101,717
End of period (including undistributed net investment income of $949 and undistributed net investment income of $1,214, respectively)	$ 1,132,845	$ 905,650

Financial Highlights - Multi-Manager Income

Years ended March 31,	2015	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.29	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.18	.14	.04
Net realized and unrealized gain (loss)	.22	.24	.13
Total from investment operations	.40	.38	.17
Distributions from net investment income	(.19)	(.12)	(.03)
Distributions from net realized gain	(.18)	(.11)	-
Total distributions	(.36) H	(.23)	(.03)
Net asset value, end of period	$ 10.33	$ 10.29	$ 10.14
Total ReturnB, C	3.98%	3.79%	1.71%
Ratios to Average Net Assets E,G
Expenses before reductions	.05%	.06%	.15%A
Expenses net of fee waivers, if any	.05%	.06%	.06%A
Expenses net of all reductions	.05%	.06%	.06%A
Net investment income (loss)	1.77%	1.43%	1.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 921	$ 702	$ 102
Portfolio turnover rateE	23%	40%	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.36 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.177 per share.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Years ended March 31,	2015	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.29	$ 10.19
Income from Investment Operations
Net investment income (loss) C	.18	.05
Net realized and unrealized gain (loss)	.22	.15
Total from investment operations	.40	.20
Distributions from net investment income	(.19)	(.04)
Distributions from net realized gain	(.18)	(.06)
Total distributions	(.36) G	(.10)
Net asset value, end of period	$ 10.33	$ 10.29
Total ReturnB	3.97%	2.00%
Ratios to Average Net Assets D,F
Expenses before reductions	.06%	.06%A
Expenses net of fee waivers, if any	.06%	.06%A
Expenses net of all reductions	.06%	.06%A
Net investment income (loss)	1.77%	1.62%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106	$ 102
Portfolio turnover rate D	23%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

G Total distributions of $.36 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.177 per share.

Financial Highlights - Class N

Years ended March 31,	2015	2014E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.29	$ 10.19
Income from Investment Operations
Net investment income (loss) C	.16	.04
Net realized and unrealized gain (loss)	.22	.16
Total from investment operations	.38	.20
Distributions from net investment income	(.16)	(.04)
Distributions from net realized gain	(.18)	(.06)
Total distributions	(.34)	(.10)
Net asset value, end of period	$ 10.33	$ 10.29
Total ReturnB	3.71%	1.94%
Ratios to Average Net Assets D,F
Expenses before reductions	.31%	.32%A
Expenses net of fee waivers, if any	.31%	.32%A
Expenses net of all reductions	.31%	.32%A
Net investment income (loss)	1.52%	1.36%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106	$ 102
Portfolio turnover rateD	23%	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2005 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	0.9
Strategic Advisers Core Multi-Manager Fund Class F	8.4	8.6
Strategic Advisers Growth Multi-Manager Fund Class F	7.0	7.2
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	4.3	4.3
Strategic Advisers Value Multi-Manager Fund Class F	8.5	8.6
	29.0	29.6
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	3.8	2.9
Strategic Advisers International Multi-Manager Fund Class F	7.9	8.2
	11.7	11.1
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.5
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.0	2.2
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	36.4	33.5
Strategic Advisers Income Opportunities Fund of Funds Class F	3.5	4.3
	44.5	41.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	8.4	9.7
Fidelity Series Short-Term Credit Fund Class F	6.4	0.0
Fidelity Short-Term Bond Fund Class F	0.0	8.0
	14.8	17.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	29.0%
International Equity Funds	11.7%
Bond Funds	44.5%
Short-Term Funds	14.8%

Six months ago
Domestic Equity Funds**	29.6%
International Equity Funds	11.1%
Bond Funds	41.6%
Short-Term Funds	17.7%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2005 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 29.0%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	434	$ 2,677
Strategic Advisers Core Multi-Manager Fund Class F (c)	2,196	28,235
Strategic Advisers Growth Multi-Manager Fund Class F (c)	1,699	23,499
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	1,229	14,257
Strategic Advisers Value Multi-Manager Fund Class F (c)	1,956	28,345
TOTAL DOMESTIC EQUITY FUNDS (Cost $97,381)		97,013
International Equity Funds - 11.7%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	1,297	12,746
Strategic Advisers International Multi-Manager Fund Class F (c)	2,196	26,468
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $39,519)		39,214
Bond Funds - 44.5%

Fidelity Series Emerging Markets Debt Fund Class F (c)	211	2,044
Fidelity Series Floating Rate High Income Fund Class F (c)	171	1,673
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	1,043	10,183

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	143	$ 1,620
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	12,130	121,790
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	1,143	11,811
TOTAL BOND FUNDS (Cost $148,109)		149,121
Short-Term Funds - 14.8%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	28,335	28,335
Fidelity Series Short-Term Credit Fund Class F (c)	2,134	21,364
TOTAL SHORT-TERM FUNDS (Cost $49,678)		49,699
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $334,687)	335,047
NET OTHER ASSETS (LIABILITIES) - 0.0%	(18)
NET ASSETS - 100%	$ 335,029
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 33,944	$ 1,679	$ 7,288	$ 30	$ 28,335
Fidelity Series Commodity Strategy Fund Class F	2,884	720	8	-	2,677
Fidelity Series Emerging Markets Debt Fund Class F	2,089	140	85	120	2,044
Fidelity Series Floating Rate High Income Fund Class F	3,617	195	2,024	109	1,673
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,088	3,269	28	24	10,183
Fidelity Series Real Estate Income Fund Class F	1,468	155	9	84	1,620
Fidelity Series Short-Term Credit Fund Class F	-	21,343	-	-	21,364
Fidelity Short-Term Bond Fund Class F	27,846	809	28,678	256	-
Strategic Advisers Core Income Multi-Manager Fund Class F	95,610	23,897	291	3,052	121,790
Strategic Advisers Core Multi-Manager Fund Class F	26,591	5,820	2,219	241	28,235
Strategic Advisers Emerging Markets Fund of Funds Class F	8,528	4,514	45	131	12,746
Strategic Advisers Growth Multi-Manager Fund Class F	21,891	4,229	1,834	125	23,499
Strategic Advisers Income Opportunities Fund of Funds Class F	17,292	958	5,712	823	11,811
Strategic Advisers International Multi-Manager Fund Class F	30,406	1,838	4,328	643	26,468
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	13,394	3,804	1,096	-	14,257
Strategic Advisers Value Multi-Manager Fund Class F	27,130	3,507	1,940	275	28,345
Total	$ 319,778	$ 76,877	$ 55,585	$ 5,913	$ 335,047
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $334,687) - See accompanying schedule		$ 335,047
Dividends receivable		16
Total assets		335,063

Liabilities
Transfer agent fees payable	$ 12
Distribution and service plan fees payable	22
Total liabilities		34

Net Assets		$ 335,029
Net Assets consist of:
Paid in capital		$ 327,900
Undistributed net investment income		894
Accumulated undistributed net realized gain (loss) on investments		5,875
Net unrealized appreciation (depreciation) on investments		360
Net Assets		$ 335,029

Multi-Manager 2005: Net Asset Value, offering price and redemption price per share ($120,297 ÷ 11,374 shares)		$ 10.58

Class L: Net Asset Value, offering price and redemption price per share ($107,544 ÷ 10,176 shares)		$ 10.57

Class N: Net Asset Value, offering price and redemption price per share ($107,188 ÷ 10,149 shares)		$ 10.56

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 5,913

Expenses
Transfer agent fees	$ 274
Distribution and service plan fees	262
Independent trustees' compensation	1
Total expenses before reductions	537
Expense reductions	(6)	531
Net investment income (loss)		5,382
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(496)
Capital gain distributions from underlying funds	15,679
Total net realized gain (loss)		15,183
Change in net unrealized appreciation (depreciation) on underlying funds		(5,527)
Net gain (loss)		9,656
Net increase (decrease) in net assets resulting from operations		$ 15,038

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,382	$ 2,554
Net realized gain (loss)	15,183	4,945
Change in net unrealized appreciation (depreciation)	(5,527)	4,240
Net increase (decrease) in net assets resulting from operations	15,038	11,739
Distributions to shareholders from net investment income	(5,317)	(2,131)
Distributions to shareholders from net realized gain	(11,687)	(3,179)
Total distributions	(17,004)	(5,310)
Share transactions - net increase (decrease)	17,249	210,650
Total increase (decrease) in net assets	15,283	217,079

Net Assets
Beginning of period	319,746	102,667
End of period (including undistributed net investment income of $894 and undistributed net investment income of $833, respectively)	$ 335,029	$ 319,746

Financial Highlights - Multi-Manager 2005

Years ended March 31,	2015	2014	2013F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 10.27	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.19	.14	.05
Net realized and unrealized gain (loss)	.31	.49	.22
Total from investment operations	.50	.63	.27
Distributions from net investment income	(.19)	(.10)	-
Distributions from net realized gain	(.39)	(.15)	-
Total distributions	(.57)H	(.25)	-
Net asset value, end of period	$ 10.58	$ 10.65	$ 10.27
Total ReturnB, C	4.83%	6.18%	2.70%
Ratios to Average Net Assets E,G
Expenses before reductions	.05%	.06%	.15%A
Expenses net of fee waivers, if any	.05%	.06%	.06%A
Expenses net of all reductions	.05%	.06%	.06%A
Net investment income (loss)	1.76%	1.32%	1.63%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 120	$ 115	$ 103
Portfolio turnover rateE	17%	44%	1% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.57 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.385 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Years ended March 31,	2015	2014F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.51
Income from Investment Operations
Net investment income (loss) D	.18	.06
Net realized and unrealized gain (loss)	.32	.22
Total from investment operations	.50	.28
Distributions from net investment income	(.18)	(.06)
Distributions from net realized gain	(.39)	(.09)
Total distributions	(.57)	(.15)
Net asset value, end of period	$ 10.57	$ 10.64
Total ReturnB, C	4.79%	2.64%
Ratios to Average Net Assets E,G
Expenses before reductions	.10%	.07%A
Expenses net of fee waivers, if any	.10%	.07%A
Expenses net of all reductions	.10%	.07%A
Net investment income (loss)	1.71%	1.90%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108	$ 103
Portfolio turnover rateE	17%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class N

Years ended March 31,	2015	2014F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.63	$ 10.51
Income from Investment Operations
Net investment income (loss) D	.16	.05
Net realized and unrealized gain (loss)	.31	.21
Total from investment operations	.47	.26
Distributions from net investment income	(.16)	(.06)
Distributions from net realized gain	(.39)	(.09)
Total distributions	(.54)I	(.14)H
Net asset value, end of period	$ 10.56	$ 10.63
Total ReturnB, C	4.53%	2.52%
Ratios to Average Net Assets E,G
Expenses before reductions	.35%	.33%A
Expenses net of fee waivers, if any	.35%	.33%A
Expenses net of all reductions	.35%	.33%A
Net investment income (loss)	1.46%	1.65%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107	$ 103
Portfolio turnover rateE	17%	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.14 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.088 per share.

I Total distributions of $.54 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.385 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2010 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	0.9
Strategic Advisers Core Multi-Manager Fund Class F	10.3	10.5
Strategic Advisers Growth Multi-Manager Fund Class F	8.6	8.7
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	5.2	5.2
Strategic Advisers Value Multi-Manager Fund Class F	10.3	10.5
	35.2	35.8
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	4.6	3.6
Strategic Advisers International Multi-Manager Fund Class F	10.0	10.3
	14.6	13.9
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.5
Fidelity Series Inflation-Protected Bond Index Fund Class F	2.4	1.7
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	33.3	30.4
Strategic Advisers Income Opportunities Fund of Funds Class F	3.5	4.4
	40.8	38.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	5.4	6.7
Fidelity Series Short-Term Credit Fund Class F	4.0	0.0
Fidelity Short-Term Bond Fund Class F	0.0	5.4
	9.4	12.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	35.2%
International Equity Funds	14.6%
Bond Funds	40.8%
Short-Term Funds	9.4%

Six months ago
Domestic Equity Funds**	35.8%
International Equity Funds	13.9%
Bond Funds	38.2%
Short-Term Funds	12.1%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2010 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 35.2%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	993	$ 6,129
Strategic Advisers Core Multi-Manager Fund Class F (c)	6,142	78,985
Strategic Advisers Growth Multi-Manager Fund Class F (c)	4,754	65,753
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	3,440	39,907
Strategic Advisers Value Multi-Manager Fund Class F (c)	5,457	79,069
TOTAL DOMESTIC EQUITY FUNDS (Cost $272,988)		269,843
International Equity Funds - 14.6%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	3,576	35,151
Strategic Advisers International Multi-Manager Fund Class F (c)	6,379	76,863
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $112,712)		112,014
Bond Funds - 40.8%

Fidelity Series Emerging Markets Debt Fund Class F (c)	477	4,632
Fidelity Series Floating Rate High Income Fund Class F (c)	390	3,829
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	1,895	18,496

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	325	$ 3,681
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	25,436	255,378
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	2,576	26,605
TOTAL BOND FUNDS (Cost $310,287)		312,621
Short-Term Funds - 9.4%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	41,289	41,289
Fidelity Series Short-Term Credit Fund Class F (c)	3,114	31,175
TOTAL SHORT-TERM FUNDS (Cost $72,433)		72,464
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $768,420)	766,942
NET OTHER ASSETS (LIABILITIES) - 0.0%	(29)
NET ASSETS - 100%	$ 766,913
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 37,268	$ 18,975	$ 14,954	$ 43	$ 41,289
Fidelity Series Commodity Strategy Fund Class F	4,040	4,040	9	-	6,129
Fidelity Series Emerging Markets Debt Fund Class F	3,200	1,743	89	256	4,632
Fidelity Series Floating Rate High Income Fund Class F	5,385	2,714	4,043	224	3,829
Fidelity Series Inflation-Protected Bond Index Fund Class F	8,917	10,495	656	41	18,496
Fidelity Series Real Estate Income Fund Class F	2,416	1,519	264	185	3,681
Fidelity Series Short-Term Credit Fund Class F	-	31,144	-	-	31,175
Fidelity Short-Term Bond Fund Class F	30,562	14,437	45,035	368	-
Strategic Advisers Core Income Multi-Manager Fund Class F	127,611	123,292	298	5,815	255,378
Strategic Advisers Core Multi-Manager Fund Class F	49,290	39,053	4,203	631	78,985
Strategic Advisers Emerging Markets Fund of Funds Class F	15,481	20,498	38	364	35,151
Strategic Advisers Growth Multi-Manager Fund Class F	40,538	31,161	4,022	327	65,753
Strategic Advisers Income Opportunities Fund of Funds Class F	27,130	13,883	12,940	1,747	26,605
Strategic Advisers International Multi-Manager Fund Class F	56,034	32,064	8,378	1,468	76,863
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	24,805	22,143	2,518	-	39,907
Strategic Advisers Value Multi-Manager Fund Class F	50,296	33,876	4,161	728	79,069
Total	$ 482,973	$ 401,037	$ 101,608	$ 12,197	$ 766,942
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $768,420) - See accompanying schedule		$ 766,942
Receivable for fund shares sold		244
Dividends receivable		25
Total assets		767,211

Liabilities
Payable for investments purchased	$ 245
Transfer agent fees payable	30
Distribution and service plan fees payable	23
Total liabilities		298

Net Assets		$ 766,913
Net Assets consist of:
Paid in capital		$ 749,647
Undistributed net investment income		1,940
Accumulated undistributed net realized gain (loss) on investments		16,804
Net unrealized appreciation (depreciation) on investments		(1,478)
Net Assets		$ 766,913

Multi-Manager 2010: Net Asset Value, offering price and redemption price per share ($550,379 ÷ 50,636 shares)		$ 10.87

Class L: Net Asset Value, offering price and redemption price per share ($108,447 ÷ 9,972 shares)		$ 10.88

Class N: Net Asset Value, offering price and redemption price per share ($108,087 ÷ 9,946 shares)		$ 10.87

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 12,197

Expenses
Transfer agent fees	$ 385
Distribution and service plan fees	264
Independent trustees' compensation	3
Total expenses		652
Net investment income (loss)		11,545
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,124)
Capital gain distributions from underlying funds	40,342
Total net realized gain (loss)		39,218
Change in net unrealized appreciation (depreciation) on underlying funds		(14,337)
Net gain (loss)		24,881
Net increase (decrease) in net assets resulting from operations		$ 36,426

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,545	$ 3,711
Net realized gain (loss)	39,218	7,567
Change in net unrealized appreciation (depreciation)	(14,337)	10,546
Net increase (decrease) in net assets resulting from operations	36,426	21,824
Distributions to shareholders from net investment income	(10,709)	(3,058)
Distributions to shareholders from net realized gain	(26,028)	(4,695)
Total distributions	(36,737)	(7,753)
Share transactions - net increase (decrease)	284,292	365,356
Total increase (decrease) in net assets	283,981	379,427

Net Assets
Beginning of period	482,932	103,505
End of period (including undistributed net investment income of $1,940 and undistributed net investment income of $1,144, respectively)	$ 766,913	$ 482,932

Financial Highlights - Multi-Manager 2010

Years ended March 31,	2015	2014	2013F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 10.35	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.19	.15	.05
Net realized and unrealized gain (loss)	.37	.67	.30
Total from investment operations	.56	.82	.35
Distributions from net investment income	(.17)	(.12)	-
Distributions from net realized gain	(.40)	(.18)	-
Total distributions	(.56)H	(.30)	-
Net asset value, end of period	$ 10.87	$ 10.87	$ 10.35
Total ReturnB, C	5.31%	8.00%	3.50%
Ratios to Average Net Assets E,G
Expenses before reductions	.05%	.06%	.17%A
Expenses net of fee waivers, if any	.05%	.06%	.06%A
Expenses net of all reductions	.05%	.06%	.06%A
Net investment income (loss)	1.73%	1.45%	1.87%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 550	$ 277	$ 104
Portfolio turnover rateE	15%	24%	1% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.56 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.397 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Years ended March 31,	2015	2014E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 10.73
Income from Investment Operations
Net investment income (loss) C	.19	.07
Net realized and unrealized gain (loss)	.38	.25
Total from investment operations	.57	.32
Distributions from net investment income	(.16)	(.07)
Distributions from net realized gain	(.40)	(.11)
Total distributions	(.56)	(.18)
Net asset value, end of period	$ 10.88	$ 10.87
Total ReturnB	5.37%	2.97%
Ratios to Average Net Assets D,F
Expenses before reductions	.07%	.07%A
Expenses net of fee waivers, if any	.07%	.07%A
Expenses net of all reductions	.07%	.07%A
Net investment income (loss)	1.71%	1.96%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108	$ 103
Portfolio turnover rateD	15%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class N

Years ended March 31,	2015	2014E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 10.73
Income from Investment Operations
Net investment income (loss) C	.16	.06
Net realized and unrealized gain (loss)	.37	.25
Total from investment operations	.53	.31
Distributions from net investment income	(.14)	(.07)
Distributions from net realized gain	(.40)	(.11)
Total distributions	(.53)H	(.17)G
Net asset value, end of period	$ 10.87	$ 10.87
Total ReturnB	5.01%	2.95%
Ratios to Average Net Assets D,F
Expenses before reductions	.32%	.32%A
Expenses net of fee waivers, if any	.32%	.32%A
Expenses net of all reductions	.32%	.32%A
Net investment income (loss)	1.46%	1.70%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108	$ 103
Portfolio turnover rateD	15%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

G Total distributions of $.17 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.108 per share.

H Total distributions of $.53 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.397 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2015 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	1.0
Strategic Advisers Core Multi-Manager Fund Class F	12.0	12.1
Strategic Advisers Growth Multi-Manager Fund Class F	10.0	10.1
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	6.0	6.0
Strategic Advisers Value Multi-Manager Fund Class F	12.0	12.1
	40.8	41.3
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	5.1	4.2
Strategic Advisers International Multi-Manager Fund Class F	11.8	12.2
	16.9	16.4
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.5
Fidelity Series Inflation-Protected Bond Index Fund Class F	1.6	1.4
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	30.6	27.8
Strategic Advisers Income Opportunities Fund of Funds Class F	3.4	4.3
	37.2	35.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	2.9	4.0
Fidelity Series Short-Term Credit Fund Class F	2.2	0.0
Fidelity Short-Term Bond Fund Class F	0.0	3.2
	5.1	7.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	40.8%
International Equity Funds	16.9%
Bond Funds	37.2%
Short-Term Funds	5.1%

Six months ago
Domestic Equity Funds**	41.3%
International Equity Funds	16.4%
Bond Funds	35.1%
Short-Term Funds	7.2%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2015 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 40.8%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	2,324	$ 14,338
Strategic Advisers Core Multi-Manager Fund Class F (c)	16,886	217,153
Strategic Advisers Growth Multi-Manager Fund Class F (c)	13,072	180,792
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	9,463	109,767
Strategic Advisers Value Multi-Manager Fund Class F (c)	14,989	217,195
TOTAL DOMESTIC EQUITY FUNDS (Cost $747,720)		739,245
International Equity Funds - 16.9%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	9,398	92,379
Strategic Advisers International Multi-Manager Fund Class F (c)	17,808	214,584
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $313,053)		306,963
Bond Funds - 37.2%

Fidelity Series Emerging Markets Debt Fund Class F (c)	1,062	10,314
Fidelity Series Floating Rate High Income Fund Class F (c)	919	9,014
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	2,985	29,131

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	769	$ 8,693
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	55,237	554,583
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	5,986	61,833
TOTAL BOND FUNDS (Cost $666,127)		673,568
Short-Term Funds - 5.1%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	52,123	52,123
Fidelity Series Short-Term Credit Fund Class F (c)	3,936	39,400
TOTAL SHORT-TERM FUNDS (Cost $91,484)		91,523
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,818,384)	1,811,299
NET OTHER ASSETS (LIABILITIES) - 0.0%	(114)
NET ASSETS - 100%	$ 1,811,185
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 45,893	$ 36,568	$ 30,338	$ 52	$ 52,123
Fidelity Series Commodity Strategy Fund Class F	8,942	10,390	609	-	14,338
Fidelity Series Emerging Markets Debt Fund Class F	5,747	5,370	247	491	10,314
Fidelity Series Floating Rate High Income Fund Class F	9,555	6,980	6,967	419	9,014
Fidelity Series Inflation-Protected Bond Index Fund Class F	12,039	18,545	1,006	58	29,131
Fidelity Series Real Estate Income Fund Class F	4,590	4,966	937	365	8,693
Fidelity Series Short-Term Credit Fund Class F	-	39,361	-	-	39,400
Fidelity Short-Term Bond Fund Class F	37,596	29,627	67,264	437	-
Strategic Advisers Core Income Multi-Manager Fund Class F	203,267	360,138	17,536	10,953	554,583
Strategic Advisers Core Multi-Manager Fund Class F	101,196	142,074	15,453	1,422	217,153
Strategic Advisers Emerging Markets Fund of Funds Class F	31,325	64,253	55	1,005	92,379
Strategic Advisers Growth Multi-Manager Fund Class F	83,187	117,020	15,700	732	180,792
Strategic Advisers Income Opportunities Fund of Funds Class F	49,301	39,560	23,991	3,382	61,833
Strategic Advisers International Multi-Manager Fund Class F	114,605	120,577	12,524	3,874	214,584
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	50,455	79,638	9,330	-	109,767
Strategic Advisers Value Multi-Manager Fund Class F	102,936	130,584	14,069	1,691	217,195
Total	$ 860,634	$ 1,205,651	$ 216,026	$ 24,881	$ 1,811,299
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $1,818,384) - See accompanying schedule		$ 1,811,299
Receivable for fund shares sold		2,067
Dividends receivable		32
Total assets		1,813,398

Liabilities
Payable for investments purchased	$ 2,069
Transfer agent fees payable	121
Distribution and service plan fees payable	23
Total liabilities		2,213

Net Assets		$ 1,811,185
Net Assets consist of:
Paid in capital		$ 1,774,325
Undistributed net investment income		4,172
Accumulated undistributed net realized gain (loss) on investments		39,773
Net unrealized appreciation (depreciation) on investments		(7,085)
Net Assets		$ 1,811,185

Multi-Manager 2015: Net Asset Value, offering price and redemption price per share ($1,593,100 ÷ 144,315 shares)		$ 11.04

Class L: Net Asset Value, offering price and redemption price per share ($109,222 ÷ 9,890 shares)		$ 11.04

Class N: Net Asset Value, offering price and redemption price per share ($108,863 ÷ 9,865 shares)		$ 11.04

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 24,881

Expenses
Transfer agent fees	$ 1,188
Distribution and service plan fees	265
Independent trustees' compensation	5
Total expenses		1,458
Net investment income (loss)		23,423
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(6,367)
Capital gain distributions from underlying funds	92,522
Total net realized gain (loss)		86,155
Change in net unrealized appreciation (depreciation) on underlying funds		(32,594)
Net gain (loss)		53,561
Net increase (decrease) in net assets resulting from operations		$ 76,984

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,423	$ 5,910
Net realized gain (loss)	86,155	11,707
Change in net unrealized appreciation (depreciation)	(32,594)	23,088
Net increase (decrease) in net assets resulting from operations	76,984	40,705
Distributions to shareholders from net investment income	(21,238)	(4,458)
Distributions to shareholders from net realized gain	(53,186)	(5,574)
Total distributions	(74,424)	(10,032)
Share transactions - net increase (decrease)	948,104	726,222
Total increase (decrease) in net assets	950,664	756,895

Net Assets
Beginning of period	860,521	103,626
End of period (including undistributed net investment income of $4,172 and undistributed net investment income of $1,986, respectively)	$ 1,811,185	$ 860,521

Financial Highlights - Multi-Manager 2015

Years ended March 31,	2015	2014	2013F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.19	.15	.05
Net realized and unrealized gain (loss)	.42	.74	.31
Total from investment operations	.61	.89	.36
Distributions from net investment income	(.15)	(.12)	-
Distributions from net realized gain	(.39)	(.16)	-
Total distributions	(.54)	(.28)	-
Net asset value, end of period	$ 11.04	$ 10.97	$ 10.36
Total ReturnB, C	5.70%	8.68%	3.60%
Ratios to Average Net Assets E,G
Expenses before reductions	.09%	.10%	.21%A
Expenses net of fee waivers, if any	.09%	.10%	.09%A
Expenses net of all reductions	.09%	.10%	.09%A
Net investment income (loss)	1.73%	1.44%	1.88%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,593	$ 654	$ 104
Portfolio turnover rateE	16%	38%	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Years ended March 31,	2015	2014F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.97	$ 10.77
Income from Investment Operations
Net investment income (loss) D	.19	.06
Net realized and unrealized gain (loss)	.42	.30
Total from investment operations	.61	.36
Distributions from net investment income	(.15)	(.07)
Distributions from net realized gain	(.39)	(.09)
Total distributions	(.54)	(.16)
Net asset value, end of period	$ 11.04	$ 10.97
Total ReturnB, C	5.66%	3.34%
Ratios to Average Net Assets E,G
Expenses before reductions	.09%	.10%A
Expenses net of fee waivers, if any	.09%	.10%A
Expenses net of all reductions	.09%	.10%A
Net investment income (loss)	1.72%	1.81%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109	$ 103
Portfolio turnover rateE	16%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class N

Years ended March 31,	2015	2014F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.77
Income from Investment Operations
Net investment income (loss) D	.16	.05
Net realized and unrealized gain (loss)	.43	.30
Total from investment operations	.59	.35
Distributions from net investment income	(.12)	(.07)
Distributions from net realized gain	(.39)	(.09)
Total distributions	(.51)	(.16)
Net asset value, end of period	$ 11.04	$ 10.96
Total ReturnB, C	5.51%	3.22%
Ratios to Average Net Assets E,G
Expenses before reductions	.34%	.36%A
Expenses net of fee waivers, if any	.34%	.35%A
Expenses net of all reductions	.34%	.35%A
Net investment income (loss)	1.47%	1.56%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109	$ 103
Portfolio turnover rateE	16%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	1.0
Strategic Advisers Core Multi-Manager Fund Class F	13.3	13.4
Strategic Advisers Growth Multi-Manager Fund Class F	11.0	11.1
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	6.7	6.6
Strategic Advisers Value Multi-Manager Fund Class F	13.3	13.4
	45.1	45.5
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	5.5	4.6
Strategic Advisers International Multi-Manager Fund Class F	13.2	13.3
	18.7	17.9
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.5
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.8	0.9
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	27.0	24.5
Strategic Advisers Income Opportunities Fund of Funds Class F	3.4	4.1
	32.8	31.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	2.0	3.0
Fidelity Series Short-Term Credit Fund Class F	1.4	0.0
Fidelity Short-Term Bond Fund Class F	0.0	2.5
	3.4	5.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	45.1%
International Equity Funds	18.7%
Bond Funds	32.8%
Short-Term Funds	3.4%

Six months ago
Domestic Equity Funds**	45.5%
International Equity Funds	17.9%
Bond Funds	31.1%
Short-Term Funds	5.5%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2020 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 45.1%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	4,307	$ 26,574
Strategic Advisers Core Multi-Manager Fund Class F (c)	35,045	450,681
Strategic Advisers Growth Multi-Manager Fund Class F (c)	27,132	375,240
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	19,638	227,801
Strategic Advisers Value Multi-Manager Fund Class F (c)	31,113	450,832
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,549,912)		1,531,128
International Equity Funds - 18.7%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	19,030	187,066
Strategic Advisers International Multi-Manager Fund Class F (c)	37,287	449,304
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $642,233)		636,370
Bond Funds - 32.8%

Fidelity Series Emerging Markets Debt Fund Class F (c)	2,014	19,553
Fidelity Series Floating Rate High Income Fund Class F (c)	1,724	16,910
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	2,865	27,963

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	1,434	$ 16,215
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	91,378	917,434
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	11,094	114,600
TOTAL BOND FUNDS (Cost $1,103,043)		1,112,675
Short-Term Funds - 3.4%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	68,522	68,522
Fidelity Series Short-Term Credit Fund Class F (c)	4,814	48,188
TOTAL SHORT-TERM FUNDS (Cost $116,662)		116,710
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,411,850)	3,396,883
NET OTHER ASSETS (LIABILITIES) - 0.0%	(170)
NET ASSETS - 100%	$ 3,396,713
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 59,864	$ 47,538	$ 38,880	$ 64	$ 68,522
Fidelity Series Commodity Strategy Fund Class F	17,801	18,322	2,002	-	26,574
Fidelity Series Emerging Markets Debt Fund Class F	12,640	10,193	2,365	901	19,553
Fidelity Series Floating Rate High Income Fund Class F	18,901	12,901	13,975	740	16,910
Fidelity Series Inflation-Protected Bond Index Fund Class F	16,681	15,152	3,513	61	27,963
Fidelity Series Real Estate Income Fund Class F	9,261	9,192	2,310	649	16,215
Fidelity Series Short-Term Credit Fund Class F	-	48,140	-	-	48,188
Fidelity Short-Term Bond Fund Class F	49,117	29,454	78,602	539	-
Strategic Advisers Core Income Multi-Manager Fund Class F	369,777	588,760	54,324	16,927	917,434
Strategic Advisers Core Multi-Manager Fund Class F	225,296	292,651	42,628	2,862	450,681
Strategic Advisers Emerging Markets Fund of Funds Class F	67,755	135,567	10,485	1,843	187,066
Strategic Advisers Growth Multi-Manager Fund Class F	185,676	239,698	39,389	1,477	375,240
Strategic Advisers Income Opportunities Fund of Funds Class F	104,997	75,160	59,981	6,097	114,600
Strategic Advisers International Multi-Manager Fund Class F	253,767	265,403	52,072	7,677	449,304
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	112,992	162,338	24,225	-	227,801
Strategic Advisers Value Multi-Manager Fund Class F	229,540	268,954	40,981	3,374	450,832
Total	$ 1,734,065	$ 2,219,423	$ 465,732	$ 43,211	$ 3,396,883
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $3,411,850) - See accompanying schedule		$ 3,396,883
Dividends receivable		53
Total assets		3,396,936

Liabilities
Transfer agent fees payable	$ 200
Distribution and service plan fees payable	23
Total liabilities		223

Net Assets		$ 3,396,713
Net Assets consist of:
Paid in capital		$ 3,330,371
Undistributed net investment income		5,917
Accumulated undistributed net realized gain (loss) on investments		75,392
Net unrealized appreciation (depreciation) on investments		(14,967)
Net Assets		$ 3,396,713

Multi-Manager 2020: Net Asset Value, offering price and redemption price per share ($3,177,560 ÷ 284,873 shares)		$ 11.15

Class L: Net Asset Value, offering price and redemption price per share ($109,758 ÷ 9,843 shares)		$ 11.15

Class N: Net Asset Value, offering price and redemption price per share ($109,395 ÷ 9,817 shares)		$ 11.14

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 43,211

Expenses
Transfer agent fees	$ 2,013
Distribution and service plan fees	266
Independent trustees' compensation	10
Total expenses		2,289
Net investment income (loss)		40,922
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(12,813)
Capital gain distributions from underlying funds	184,817
Total net realized gain (loss)		172,004
Change in net unrealized appreciation (depreciation) on underlying funds		(78,059)
Net gain (loss)		93,945
Net increase (decrease) in net assets resulting from operations		$ 134,867

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,922	$ 10,946
Net realized gain (loss)	172,004	19,357
Change in net unrealized appreciation (depreciation)	(78,059)	60,340
Net increase (decrease) in net assets resulting from operations	134,867	90,643
Distributions to shareholders from net investment income	(38,591)	(7,922)
Distributions to shareholders from net realized gain	(107,622)	(9,004)
Total distributions	(146,213)	(16,926)
Share transactions - net increase (decrease)	1,674,161	1,556,213
Total increase (decrease) in net assets	1,662,815	1,629,930

Net Assets
Beginning of period	1,733,898	103,968
End of period (including undistributed net investment income of $5,917 and undistributed net investment income of $3,586, respectively)	$ 3,396,713	$ 1,733,898

Financial Highlights - Multi-Manager 2020

Years ended March 31,	2015	2014	2013F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.12	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.19	.15	.06
Net realized and unrealized gain (loss)	.45	.83	.34
Total from investment operations	.64	.98	.40
Distributions from net investment income	(.16)	(.12)	-
Distributions from net realized gain	(.45)	(.14)	-
Total distributions	(.61)	(.26)	-
Net asset value, end of period	$ 11.15	$ 11.12	$ 10.40
Total ReturnB, C	5.91%	9.50%	4.00%
Ratios to Average Net Assets E,G
Expenses before reductions	.08%	.10%	.21%A
Expenses net of fee waivers, if any	.08%	.10%	.09%A
Expenses net of all reductions	.08%	.10%	.09%A
Net investment income (loss)	1.71%	1.41%	1.97%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,178	$ 1,527	$ 104
Portfolio turnover rateE	19%	51%	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Years ended March 31,	2015	2014E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 10.89
Income from Investment Operations
Net investment income (loss) C	.19	.06
Net realized and unrealized gain (loss)	.46	.32
Total from investment operations	.65	.38
Distributions from net investment income	(.16)	(.08)
Distributions from net realized gain	(.45)	(.09)
Total distributions	(.61)	(.16)G
Net asset value, end of period	$ 11.15	$ 11.11
Total ReturnB	5.98%	3.55%
Ratios to Average Net Assets D,F
Expenses before reductions	.09%	.09%A
Expenses net of fee waivers, if any	.09%	.09%A
Expenses net of all reductions	.09%	.09%A
Net investment income (loss)	1.71%	1.75%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 110	$ 104
Portfolio turnover rateD	19%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

G Total distributions of $.16 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.087 per share.

Financial Highlights - Class N

Years ended March 31,	2015	2014E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 10.89
Income from Investment Operations
Net investment income (loss) C	.16	.05
Net realized and unrealized gain (loss)	.45	.33
Total from investment operations	.61	.38
Distributions from net investment income	(.13)	(.08)
Distributions from net realized gain	(.45)	(.09)
Total distributions	(.58)	(.16)G
Net asset value, end of period	$ 11.14	$ 11.11
Total ReturnB	5.63%	3.53%
Ratios to Average Net Assets D,F
Expenses before reductions	.34%	.35%A
Expenses net of fee waivers, if any	.34%	.35%A
Expenses net of all reductions	.34%	.35%A
Net investment income (loss)	1.46%	1.50%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109	$ 103
Portfolio turnover rateD	19%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

G Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2025 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	0.9
Strategic Advisers Core Multi-Manager Fund Class F	15.1	15.5
Strategic Advisers Growth Multi-Manager Fund Class F	12.6	12.9
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	7.6	7.6
Strategic Advisers Value Multi-Manager Fund Class F	15.2	15.5
	51.3	52.4
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	6.4	5.5
Strategic Advisers International Multi-Manager Fund Class F	15.3	15.6
	21.7	21.1
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.5	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.5
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.0	0.5
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	19.4	18.6
Strategic Advisers Income Opportunities Fund of Funds Class F	3.6	4.7
	24.5	25.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	1.4	0.6
Fidelity Series Short-Term Credit Fund Class F	1.1	0.0
Fidelity Short-Term Bond Fund Class F	0.0	0.4
	2.5	1.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	51.3%
International Equity Funds	21.7%
Bond Funds	24.5%
Short-Term Funds	2.5%

Six months ago
Domestic Equity Funds**	52.4%
International Equity Funds	21.1%
Bond Funds	25.5%
Short-Term Funds	1.0%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2025 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 51.3%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,445	$ 8,913
Strategic Advisers Core Multi-Manager Fund Class F (c)	13,572	174,541
Strategic Advisers Growth Multi-Manager Fund Class F (c)	10,510	145,349
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	7,613	88,311
Strategic Advisers Value Multi-Manager Fund Class F (c)	12,092	175,215
TOTAL DOMESTIC EQUITY FUNDS (Cost $589,260)		592,329
International Equity Funds - 21.7%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	7,478	73,505
Strategic Advisers International Multi-Manager Fund Class F (c)	14,680	176,888
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $250,414)		250,393
Bond Funds - 24.5%

Fidelity Series Emerging Markets Debt Fund Class F (c)	601	5,831
Fidelity Series Floating Rate High Income Fund Class F (c)	574	5,629

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	488	$ 5,515
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	22,355	224,446
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	4,032	41,650
TOTAL BOND FUNDS (Cost $280,343)		283,071
Short-Term Funds - 2.5%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	16,567	16,567
Fidelity Series Short-Term Credit Fund Class F (c)	1,236	12,377
TOTAL SHORT-TERM FUNDS (Cost $28,932)		28,944
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,148,949)	1,154,737
NET OTHER ASSETS (LIABILITIES) - 0.0%	(105)
NET ASSETS - 100%	$ 1,154,632
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 1,379	$ 16,164	$ 976	$ 7	$ 16,567
Fidelity Series Commodity Strategy Fund Class F	5,289	7,017	1,077	-	8,913
Fidelity Series Emerging Markets Debt Fund Class F	3,939	3,083	929	272	5,831
Fidelity Series Floating Rate High Income Fund Class F	5,031	3,903	3,010	216	5,629
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,916	461	3,425	5	-
Fidelity Series Real Estate Income Fund Class F	2,731	3,423	675	216	5,515
Fidelity Series Short-Term Credit Fund Class F	-	12,365	-	-	12,377
Fidelity Short-Term Bond Fund Class F	1,131	11,755	12,880	54	-
Strategic Advisers Core Income Multi-Manager Fund Class F	95,081	145,039	18,794	4,307	224,446
Strategic Advisers Core Multi-Manager Fund Class F	84,280	120,850	24,846	1,070	174,541
Strategic Advisers Emerging Markets Fund of Funds Class F	26,259	54,929	5,497	831	73,505
Strategic Advisers Growth Multi-Manager Fund Class F	69,294	99,904	22,439	552	145,349
Strategic Advisers Income Opportunities Fund of Funds Class F	34,913	24,701	16,268	2,010	41,650
Strategic Advisers International Multi-Manager Fund Class F	95,100	109,279	24,146	3,168	176,888
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	42,032	66,937	12,656	-	88,311
Strategic Advisers Value Multi-Manager Fund Class F	85,720	112,229	22,780	1,293	175,215
Total	$ 555,095	$ 792,039	$ 170,398	$ 14,001	$ 1,154,737
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $1,148,949) - See accompanying schedule		$ 1,154,737
Receivable for fund shares sold		3,245
Dividends receivable		10
Receivable from investment adviser for expense reductions		9
Total assets		1,158,001

Liabilities
Payable for investments purchased	$ 3,249
Transfer agent fees payable	97
Distribution and service plan fees payable	23
Total liabilities		3,369

Net Assets		$ 1,154,632
Net Assets consist of:
Paid in capital		$ 1,112,704
Undistributed net investment income		1,381
Accumulated undistributed net realized gain (loss) on investments		34,759
Net unrealized appreciation (depreciation) on investments		5,788
Net Assets		$ 1,154,632

Multi-Manager 2025: Net Asset Value, offering price and redemption price per share ($933,740 ÷ 81,899 shares)		$ 11.40

Class L: Net Asset Value, offering price and redemption price per share ($110,627 ÷ 9,696 shares)		$ 11.41

Class N: Net Asset Value, offering price and redemption price per share ($110,265 ÷ 9,671 shares)		$ 11.40

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 14,001

Expenses
Transfer agent fees	$ 902
Distribution and service plan fees	268
Independent trustees' compensation	3
Total expenses before reductions	1,173
Expense reductions	(117)	1,056
Net investment income (loss)		12,945
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,782)
Capital gain distributions from underlying funds	70,013
Total net realized gain (loss)		68,231
Change in net unrealized appreciation (depreciation) on underlying funds		(20,217)
Net gain (loss)		48,014
Net increase (decrease) in net assets resulting from operations		$ 60,959

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,945	$ 4,838
Net realized gain (loss)	68,231	11,893
Change in net unrealized appreciation (depreciation)	(20,217)	22,436
Net increase (decrease) in net assets resulting from operations	60,959	39,167
Distributions to shareholders from net investment income	(12,541)	(4,437)
Distributions to shareholders from net realized gain	(40,327)	(5,663)
Total distributions	(52,868)	(10,100)
Share transactions - net increase (decrease)	591,526	421,178
Total increase (decrease) in net assets	599,617	450,245

Net Assets
Beginning of period	555,015	104,770
End of period (including undistributed net investment income of $1,381 and undistributed net investment income of $977, respectively)	$ 1,154,632	$ 555,015

Financial Highlights - Multi-Manager 2025

Years ended March 31,	2015	2014	2013F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.19	.16	.06
Net realized and unrealized gain (loss)	.51	1.06	.42
Total from investment operations	.70	1.22	.48
Distributions from net investment income	(.15)	(.15)	-
Distributions from net realized gain	(.52)	(.18)	-
Total distributions	(.67)	(.33)	-
Net asset value, end of period	$ 11.40	$ 11.37	$ 10.48
Total ReturnB, C	6.37%	11.77%	4.80%
Ratios to Average Net Assets E,G
Expenses before reductions	.12%	.12%	.21%A
Expenses net of fee waivers, if any	.10%	.10%	.09%A
Expenses net of all reductions	.10%	.10%	.09%A
Net investment income (loss)	1.67%	1.49%	2.08%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 934	$ 347	$ 105
Portfolio turnover rateE	21%	88%	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Years ended March 31,	2015	2014F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 11.14
Income from Investment Operations
Net investment income (loss) D	.19	.08
Net realized and unrealized gain (loss)	.52	.36
Total from investment operations	.71	.44
Distributions from net investment income	(.15)	(.09)
Distributions from net realized gain	(.52)	(.12)
Total distributions	(.67)	(.21)
Net asset value, end of period	$ 11.41	$ 11.37
Total ReturnB, C	6.41%	3.96%
Ratios to Average Net Assets E,G
Expenses before reductions	.11%	.11%A
Expenses net of fee waivers, if any	.10%	.10%A
Expenses net of all reductions	.10%	.10%A
Net investment income (loss)	1.67%	2.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111	$ 104
Portfolio turnover rateE	21%	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class N

Years ended March 31,	2015	2014F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 11.14
Income from Investment Operations
Net investment income (loss) D	.16	.07
Net realized and unrealized gain (loss)	.51	.37
Total from investment operations	.67	.44
Distributions from net investment income	(.12)	(.09)
Distributions from net realized gain	(.52)	(.12)
Total distributions	(.64)	(.21)
Net asset value, end of period	$ 11.40	$ 11.37
Total ReturnB, C	6.07%	3.94%
Ratios to Average Net Assets E,G
Expenses before reductions	.36%	.37%A
Expenses net of fee waivers, if any	.35%	.35%A
Expenses net of all reductions	.35%	.35%A
Net investment income (loss)	1.42%	1.94%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 110	$ 104
Portfolio turnover rateE	21%	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	1.0
Strategic Advisers Core Multi-Manager Fund Class F	17.9	18.3
Strategic Advisers Growth Multi-Manager Fund Class F	14.9	15.3
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.1	9.0
Strategic Advisers Value Multi-Manager Fund Class F	18.0	18.3
	60.7	61.9
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	7.2	6.4
Strategic Advisers International Multi-Manager Fund Class F	18.3	18.7
	25.5	25.1
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.5
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	7.4	6.3
Strategic Advisers Income Opportunities Fund of Funds Class F	3.6	4.7
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.0	0.1
	12.6	12.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.7	0.2
Fidelity Series Short-Term Credit Fund Class F	0.5	0.0
Fidelity Short-Term Bond Fund Class F	0.0	0.0*
	1.2	0.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	60.7%
International Equity Funds	25.5%
Bond Funds	12.6%
Short-Term Funds	1.2%

Six months ago
Domestic Equity Funds**	61.9%
International Equity Funds	25.1%
Bond Funds	12.8%
Short-Term Funds	0.2%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2030 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 60.7%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,783	$ 11,001
Strategic Advisers Core Multi-Manager Fund Class F (c)	19,860	255,395
Strategic Advisers Growth Multi-Manager Fund Class F (c)	15,366	212,513
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	11,095	128,703
Strategic Advisers Value Multi-Manager Fund Class F (c)	17,693	256,375
TOTAL DOMESTIC EQUITY FUNDS (Cost $873,705)		863,987
International Equity Funds - 25.5%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	10,383	102,062
Strategic Advisers International Multi-Manager Fund Class F (c)	21,682	261,262
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $374,214)		363,324
Bond Funds - 12.6%

Fidelity Series Emerging Markets Debt Fund Class F (c)	906	8,797
Fidelity Series Floating Rate High Income Fund Class F (c)	710	6,967
Fidelity Series Real Estate Income Fund Class F (c)	603	6,815

	Shares	Value
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	10,558	$ 105,999
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	4,945	51,080
TOTAL BOND FUNDS (Cost $180,004)		179,658
Short-Term Funds - 1.2%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	9,888	9,888
Fidelity Series Short-Term Credit Fund Class F (c)	685	6,855
TOTAL SHORT-TERM FUNDS (Cost $16,736)		16,743
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,444,659)		1,423,712
NET OTHER ASSETS (LIABILITIES) - 0.0%		(120)
NET ASSETS - 100%		$ 1,423,592
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 10,843	$ 955	$ 3	$ 9,888
Fidelity Series Commodity Strategy Fund Class F	9,397	7,739	2,618	-	11,001
Fidelity Series Emerging Markets Debt Fund Class F	7,062	3,535	1,339	468	8,797
Fidelity Series Floating Rate High Income Fund Class F	8,542	4,167	5,333	338	6,967
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,233	682	1,927	3	-
Fidelity Series Real Estate Income Fund Class F	4,802	3,358	1,346	314	6,815
Fidelity Series Short-Term Credit Fund Class F	-	6,848	-	-	6,855
Fidelity Short-Term Bond Fund Class F	-	9,908	9,899	27	-
Strategic Advisers Core Income Multi-Manager Fund Class F	55,984	73,365	24,946	2,192	105,999
Strategic Advisers Core Multi-Manager Fund Class F	179,177	142,158	53,090	1,778	255,395
Strategic Advisers Emerging Markets Fund of Funds Class F	55,684	67,821	17,442	1,097	102,062
Strategic Advisers Growth Multi-Manager Fund Class F	147,725	116,715	47,994	913	212,513
Strategic Advisers Income Opportunities Fund of Funds Class F	65,271	17,336	28,540	3,301	51,080
Strategic Advisers International Multi-Manager Fund Class F	203,704	122,583	53,008	4,996	261,262
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	89,517	80,717	28,513	-	128,703
Strategic Advisers Value Multi-Manager Fund Class F	181,985	127,692	51,727	2,058	256,375
Total	$ 1,010,083	$ 795,467	$ 328,677	$ 17,488	$ 1,423,712
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $1,444,659) - See accompanying schedule		$ 1,423,712
Receivable for fund shares sold		9,034
Dividends Receivable		6
Receivable from investment adviser for expense reductions		19
Total assets		1,432,771

Liabilities
Payable for investments purchased	$ 9,034
Transfer agent fees payable	122
Distribution and service plan fees payable	23
Total liabilities		9,179

Net Assets		$ 1,423,592
Net Assets consist of:
Paid in capital		$ 1,400,749
Undistributed net investment income		155
Accumulated undistributed net realized gain (loss) on investments		43,635
Net unrealized appreciation (depreciation) on investments		(20,947)
Net Assets		$ 1,423,592

Multi-Manager 2030: Net Asset Value, offering price and redemption price per share ($1,201,223 ÷ 106,246 shares)		$ 11.31

Class L: Net Asset Value, offering price and redemption price per share ($111,368 ÷ 9,851 shares)		$ 11.31

Class N: Net Asset Value, offering price and redemption price per share ($111,001 ÷ 9,825 shares)		$ 11.30

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 17,488

Expenses
Transfer agent fees	$ 1,365
Distribution and service plan fees	269
Independent trustees' compensation	5
Total expenses before reductions	1,639
Expense reductions	(157)	1,482
Net investment income (loss)		16,006
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(7,794)
Capital gain distributions from underlying funds	114,198
Total net realized gain (loss)		106,404
Change in net unrealized appreciation (depreciation) on underlying funds		(45,368)
Net gain (loss)		61,036
Net increase (decrease) in net assets resulting from operations		$ 77,042

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,006	$ 7,466
Net realized gain (loss)	106,404	25,614
Change in net unrealized appreciation (depreciation)	(45,368)	20,601
Net increase (decrease) in net assets resulting from operations	77,042	53,681
Distributions to shareholders from net investment income	(16,789)	(6,968)
Distributions to shareholders from net realized gain	(79,626)	(9,481)
Total distributions	(96,415)	(16,449)
Share transactions - net increase (decrease)	432,995	867,755
Total increase (decrease) in net assets	413,622	904,987

Net Assets
Beginning of period	1,009,970	104,983
End of period (including undistributed net investment income of $155 and undistributed net investment income of $1,001, respectively)	$ 1,423,592	$ 1,009,970

Financial Highlights - Multi-Manager 2030

Years ended March 31,	2015	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.52	$ 10.50	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.19	.06
Net realized and unrealized gain (loss)	.59	1.14	.44
Total from investment operations	.74	1.33	.50
Distributions from net investment income	(.16)	(.14)	-
Distributions from net realized gain	(.79)	(.17)	-
Total distributions	(.95)	(.31)	-
Net asset value, end of period	$ 11.31	$ 11.52	$ 10.50
Total ReturnB, C	6.71%	12.76%	5.00%
Ratios to Average Net Assets E, G
Expenses before reductions	.11%	.13%	.21% A
Expenses net of fee waivers, if any	.10%	.10%	.09% A
Expenses net of all reductions	.10%	.10%	.09% A
Net investment income (loss)	1.34%	1.74%	2.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,201	$ 801	$ 105
Portfolio turnover rate E	27%	63%	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Years ended March 31,	2015	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.51	$ 11.22
Income from Investment Operations
Net investment income (loss) D	.15	.08
Net realized and unrealized gain (loss)	.60	.40
Total from investment operations	.75	.48
Distributions from net investment income	(.16)	(.08)
Distributions from net realized gain	(.79)	(.11)
Total distributions	(.95)	(.19)
Net asset value, end of period	$ 11.31	$ 11.51
Total ReturnB, C	6.80%	4.32%
Ratios to Average Net Assets E, G
Expenses before reductions	.11%	.11%A
Expenses net of fee waivers, if any	.10%	.10%A
Expenses net of all reductions	.10%	.10%A
Net investment income (loss)	1.34%	2.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111	$ 104
Portfolio turnover rate E	27%	63%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class N

Years ended March 31,	2015	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.51	$ 11.22
Income from Investment Operations
Net investment income (loss) D	.13	.07
Net realized and unrealized gain (loss)	.58	.41
Total from investment operations	.71	.48
Distributions from net investment income	(.13)	(.08)
Distributions from net realized gain	(.79)	(.11)
Total distributions	(.92)	(.19)
Net asset value, end of period	$ 11.30	$ 11.51
Total ReturnB, C	6.44%	4.30%
Ratios to Average Net Assets E, G
Expenses before reductions	.36%	.37%A
Expenses net of fee waivers, if any	.35%	.35%A
Expenses net of all reductions	.35%	.35%A
Net investment income (loss)	1.09%	2.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111	$ 104
Portfolio turnover rate E	27%	63%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2035 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	0.9
Strategic Advisers Core Multi-Manager Fund Class F	19.4	19.5
Strategic Advisers Growth Multi-Manager Fund Class F	16.1	16.3
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.8	9.7
Strategic Advisers Value Multi-Manager Fund Class F	19.4	19.5
	65.5	65.9
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	7.6	6.6
Strategic Advisers International Multi-Manager Fund Class F	19.9	19.9
	27.5	26.5
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.5
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	0.5	0.5
Strategic Advisers Income Opportunities Fund of Funds Class F	3.6	4.4
	5.7	6.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.7	0.7
Fidelity Series Short-Term Credit Fund Class F	0.6	0.0
Fidelity Short-Term Bond Fund Class F	0.0	0.4
	1.3	1.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.5%
International Equity Funds	27.5%
Bond Funds	5.7%
Short-Term Funds	1.3%

Six months ago
Domestic Equity Funds**	65.9%
International Equity Funds	26.5%
Bond Funds	6.5%
Short-Term Funds	1.1%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2035 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,501	$ 9,261
Strategic Advisers Core Multi-Manager Fund Class F (c)	18,030	231,860
Strategic Advisers Growth Multi-Manager Fund Class F (c)	13,963	193,111
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	10,088	117,019
Strategic Advisers Value Multi-Manager Fund Class F (c)	16,057	232,661
TOTAL DOMESTIC EQUITY FUNDS (Cost $787,915)		783,912
International Equity Funds - 27.5%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	9,278	91,203
Strategic Advisers International Multi-Manager Fund Class F (c)	19,711	237,517
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $333,994)		328,720
Bond Funds - 5.7%

Fidelity Series Emerging Markets Debt Fund Class F (c)	712	6,911
Fidelity Series Floating Rate High Income Fund Class F (c)	597	5,856
Fidelity Series Real Estate Income Fund Class F (c)	507	5,734

	Shares	Value
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	603	$ 6,058
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	4,214	43,528
TOTAL BOND FUNDS (Cost $69,457)		68,087
Short-Term Funds - 1.3%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	8,949	8,949
Fidelity Series Short-Term Credit Fund Class F (c)	657	6,578
TOTAL SHORT-TERM FUNDS (Cost $15,520)		15,527
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,206,886)		1,196,246
NET OTHER ASSETS (LIABILITIES) - 0.0%		(104)
NET ASSETS - 100%		$ 1,196,142
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 8,953	$ 4	$ 4	$ 8,949
Fidelity Series Commodity Strategy Fund Class F	5,897	6,602	591	-	9,261
Fidelity Series Emerging Markets Debt Fund Class F	4,732	2,910	405	342	6,911
Fidelity Series Floating Rate High Income Fund Class F	4,842	3,319	2,000	234	5,856
Fidelity Series Inflation-Protected Bond Index Fund Class F	87	-	88	-	-
Fidelity Series Real Estate Income Fund Class F	2,845	3,130	246	233	5,734
Fidelity Series Short-Term Credit Fund Class F	-	6,571	-	-	6,578
Fidelity Short-Term Bond Fund Class F	-	6,868	6,872	30	-
Strategic Advisers Core Income Multi-Manager Fund Class F	8,958	10,335	13,382	217	6,058
Strategic Advisers Core Multi-Manager Fund Class F	115,849	139,899	12,903	1,429	231,860
Strategic Advisers Emerging Markets Fund of Funds Class F	35,378	62,111	3,048	875	91,203
Strategic Advisers Growth Multi-Manager Fund Class F	95,278	114,404	12,939	733	193,111
Strategic Advisers Income Opportunities Fund of Funds Class F	40,664	21,109	16,184	2,317	43,528
Strategic Advisers International Multi-Manager Fund Class F	130,647	125,039	10,148	3,915	237,517
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	57,995	77,795	8,235	-	117,019
Strategic Advisers Value Multi-Manager Fund Class F	117,975	128,774	11,775	1,683	232,661
Total	$ 621,147	$ 717,819	$ 98,820	$ 12,012	$ 1,196,246
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $1,206,886) - See accompanying schedule		$ 1,196,246
Receivable for fund shares sold		8,841
Dividends receivable		5
Receivable from investment adviser for expense reductions		65
Total assets		1,205,157

Liabilities
Payable for investments purchased	$ 8,840
Transfer agent fees payable	152
Distribution and service plan fees payable	23
Total liabilities		9,015

Net Assets		$ 1,196,142
Net Assets consist of:
Paid in capital		$ 1,165,242
Accumulated undistributed net realized gain (loss) on investments		41,540
Net unrealized appreciation (depreciation) on investments		(10,640)
Net Assets		$ 1,196,142

Multi-Manager 2035: Net Asset Value, offering price and redemption price per share ($973,062 ÷ 83,541 shares)		$ 11.65

Class L: Net Asset Value, offering price and redemption price per share ($111,723 ÷ 9,591 shares)		$ 11.65

Class N: Net Asset Value, offering price and redemption price per share ($111,357 ÷ 9,566 shares)		$ 11.64

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 12,012

Expenses
Transfer agent fees	$ 1,489
Distribution and service plan fees	269
Independent trustees' compensation	4
Total expenses before reductions	1,762
Expense reductions	(605)	1,157
Net investment income (loss)		10,855
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,457)
Capital gain distributions from underlying funds	91,805
Total net realized gain (loss)		88,348
Change in net unrealized appreciation (depreciation) on underlying funds		(40,442)
Net gain (loss)		47,906
Net increase (decrease) in net assets resulting from operations		$ 58,761

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,855	$ 4,729
Net realized gain (loss)	88,348	16,362
Change in net unrealized appreciation (depreciation)	(40,442)	24,291
Net increase (decrease) in net assets resulting from operations	58,761	45,382
Distributions to shareholders from net investment income	(11,568)	(4,791)
Distributions to shareholders from net realized gain	(56,501)	(6,986)
Total distributions	(68,069)	(11,777)
Share transactions - net increase (decrease)	584,379	460,863
Total increase (decrease) in net assets	575,071	494,468

Net Assets
Beginning of period	621,071	126,603
End of period (including undistributed net investment income of $0 and undistributed net investment income of $300, respectively)	$ 1,196,142	$ 621,071

Financial Highlights - Multi-Manager 2035

Years ended March 31,	2015	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.75	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.15	.05
Net realized and unrealized gain (loss)	.64	1.36	.51
Total from investment operations	.79	1.51	.56
Distributions from net investment income	(.15)	(.14)	-
Distributions from net realized gain	(.75)	(.18)	-
Total distributions	(.89) H	(.32)	-
Net asset value, end of period	$ 11.65	$ 11.75	$ 10.56
Total ReturnB, C	6.95%	14.45%	5.60%
Ratios to Average Net Assets E, G
Expenses before reductions	.18%	.17%	.20%A
Expenses net of fee waivers, if any	.10%	.10%	.10%A
Expenses net of all reductions	.10%	.10%	.10%A
Net investment income (loss)	1.25%	1.36%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 973	$ 412	$ 127A
Portfolio turnover rate E	11%	32%	1% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.89 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.745 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Years ended March 31,	2015	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.75	$ 11.47
Income from Investment Operations
Net investment income (loss) D	.15	.08
Net realized and unrealized gain (loss)	.64	.43
Total from investment operations	.79	.51
Distributions from net investment income	(.14)	(.09)
Distributions from net realized gain	(.75)	(.14)
Total distributions	(.89)	(.23)
Net asset value, end of period	$ 11.65	$ 11.75
Total ReturnB, C	6.94%	4.50%
Ratios to Average Net Assets E, G
Expenses before reductions	.12%	.12%A
Expenses net of fee waivers, if any	.10%	.10%A
Expenses net of all reductions	.10%	.10%A
Net investment income (loss)	1.25%	2.08%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 112	$ 105
Portfolio turnover rate E	11%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class N

Years ended March 31,	2015	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.75	$ 11.47
Income from Investment Operations
Net investment income (loss) D	.12	.07
Net realized and unrealized gain (loss)	.63	.44
Total from investment operations	.75	.51
Distributions from net investment income	(.11)	(.09)
Distributions from net realized gain	(.75)	(.14)
Total distributions	(.86)	(.23)
Net asset value, end of period	$ 11.64	$ 11.75
Total ReturnB, C	6.58%	4.48%
Ratios to Average Net Assets E, G
Expenses before reductions	.37%	.38%A
Expenses net of fee waivers, if any	.35%	.35%A
Expenses net of all reductions	.35%	.35%A
Net investment income (loss)	1.00%	1.83%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111	$ 104
Portfolio turnover rate E	11%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	0.9
Strategic Advisers Core Multi-Manager Fund Class F	19.4	19.5
Strategic Advisers Growth Multi-Manager Fund Class F	16.1	16.3
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.8	9.6
Strategic Advisers Value Multi-Manager Fund Class F	19.4	19.5
	65.5	65.8
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	7.6	6.6
Strategic Advisers International Multi-Manager Fund Class F	19.9	20.2
	27.5	26.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.5
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	0.5	0.5
Strategic Advisers Income Opportunities Fund of Funds Class F	3.6	4.4
	5.7	6.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.7	0.5
Fidelity Series Short-Term Credit Fund Class F	0.6	0.0
Fidelity Short-Term Bond Fund Class F	0.0	0.3
	1.3	0.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.5%
International Equity Funds	27.5%
Bond Funds	5.7%
Short-Term Funds	1.3%

Six months ago
Domestic Equity Funds**	65.8%
International Equity Funds	26.8%
Bond Funds	6.6%
Short-Term Funds	0.8%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2040 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	953	$ 5,883
Strategic Advisers Core Multi-Manager Fund Class F (c)	11,564	148,714
Strategic Advisers Growth Multi-Manager Fund Class F (c)	8,962	123,938
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	6,476	75,124
Strategic Advisers Value Multi-Manager Fund Class F (c)	10,301	149,259
TOTAL DOMESTIC EQUITY FUNDS (Cost $503,819)		502,918
International Equity Funds - 27.5%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	5,953	58,513
Strategic Advisers International Multi-Manager Fund Class F (c)	12,647	152,396
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $213,225)		210,909
Bond Funds - 5.7%

Fidelity Series Emerging Markets Debt Fund Class F (c)	463	4,494
Fidelity Series Floating Rate High Income Fund Class F (c)	383	3,755
Fidelity Series Real Estate Income Fund Class F (c)	325	3,679

	Shares	Value
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	389	$ 3,910
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	2,709	27,988
TOTAL BOND FUNDS (Cost $44,699)		43,826
Short-Term Funds - 1.3%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	5,676	5,676
Fidelity Series Short-Term Credit Fund Class F (c)	421	4,212
TOTAL SHORT-TERM FUNDS (Cost $9,883)		9,888
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $771,626)		767,541
NET OTHER ASSETS (LIABILITIES) - 0.0%		(75)
NET ASSETS - 100%		$ 767,466
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 6,135	$ 458	$ 3	$ 5,676
Fidelity Series Commodity Strategy Fund Class F	4,836	4,133	1,291	-	5,883
Fidelity Series Emerging Markets Debt Fund Class F	3,910	1,879	1,081	245	4,494
Fidelity Series Floating Rate High Income Fund Class F	3,528	2,050	1,612	156	3,755
Fidelity Series Real Estate Income Fund Class F	2,200	2,032	564	159	3,679
Fidelity Series Short-Term Credit Fund Class F	-	4,207	-	-	4,212
Fidelity Short-Term Bond Fund Class F	-	4,967	4,966	19	-
Strategic Advisers Core Income Multi-Manager Fund Class F	7,842	4,583	8,645	154	3,910
Strategic Advisers Core Multi-Manager Fund Class F	96,229	84,384	24,610	1,009	148,714
Strategic Advisers Emerging Markets Fund of Funds Class F	29,361	37,042	6,034	645	58,513
Strategic Advisers Growth Multi-Manager Fund Class F	79,116	69,540	22,369	516	123,938
Strategic Advisers Income Opportunities Fund of Funds Class F	34,009	14,956	19,476	1,687	27,988
Strategic Advisers International Multi-Manager Fund Class F	108,489	75,268	25,460	2,882	152,396
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	48,251	48,429	13,646	-	75,124
Strategic Advisers Value Multi-Manager Fund Class F	98,050	76,217	23,713	1,187	149,259
Total	$ 515,821	$ 435,822	$ 153,925	$ 8,662	$ 767,541
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $771,626) - See accompanying schedule		$ 767,541
Receivable for fund shares sold		5,285
Dividends receivable		3
Receivable from investment adviser for expense reductions		60
Total assets		772,889

Liabilities
Payable for investments purchased	$ 5,288
Transfer agent fees payable	112
Distribution and service plan fees payable	23
Total liabilities		5,423

Net Assets		$ 767,466
Net Assets consist of:
Paid in capital		$ 744,127
Accumulated undistributed net realized gain (loss) on investments		27,424
Net unrealized appreciation (depreciation) on investments		(4,085)
Net Assets		$ 767,466

Multi-Manager 2040: Net Asset Value, offering price and redemption price per share ($544,399 ÷ 46,714.8 shares)		$ 11.65

Class L: Net Asset Value, offering price and redemption price per share ($111,717 ÷ 9,586.8 shares)		$ 11.65

Class N: Net Asset Value, offering price and redemption price per share ($111,350 ÷ 9,562.3 shares)		$ 11.64

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 8,662

Expenses
Transfer agent fees	$ 1,198
Distribution and service plan fees	269
Independent trustees' compensation	3
Total expenses before reductions	1,470
Expense reductions	(575)	895
Net investment income (loss)		7,767
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,799)
Capital gain distributions from underlying funds	65,036
Total net realized gain (loss)		62,237
Change in net unrealized appreciation (depreciation) on underlying funds		(27,377)
Net gain (loss)		34,860
Net increase (decrease) in net assets resulting from operations		$ 42,627

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,767	$ 3,647
Net realized gain (loss)	62,237	12,102
Change in net unrealized appreciation (depreciation)	(27,377)	18,626
Net increase (decrease) in net assets resulting from operations	42,627	34,375
Distributions to shareholders from net investment income	(8,390)	(3,813)
Distributions to shareholders from net realized gain	(42,068)	(5,121)
Total distributions	(50,458)	(8,934)
Share transactions - net increase (decrease)	259,544	384,583
Total increase (decrease) in net assets	251,713	410,024

Net Assets
Beginning of period	515,753	105,729
End of period (including undistributed net investment income of $0 and undistributed net investment income of $412, respectively)	$ 767,466	$ 515,753

Financial Highlights - Multi-Manager 2040

Years ended March 31,	2015	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.15	.06
Net realized and unrealized gain (loss)	.63	1.39	.51
Total from investment operations	.78	1.54	.57
Distributions from net investment income	(.15)	(.14)	-
Distributions from net realized gain	(.77)	(.17)	-
Total distributions	(.93) H	(.31)	-
Net asset value, end of period	$ 11.65	$ 11.80	$ 10.57
Total ReturnB, C	6.81%	14.75%	5.70%
Ratios to Average Net Assets E, G
Expenses before reductions	.23%	.21%	.21%A
Expenses net of fee waivers, if any	.10%	.10%	.10%A
Expenses net of all reductions	.10%	.10%	.10%A
Net investment income (loss)	1.28%	1.32%	2.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 544	$ 307	$ 106
Portfolio turnover rate E	24%	54%	1% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.93 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.772 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Years ended March 31,	2015	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 11.49
Income from Investment Operations
Net investment income (loss) D	.15	.07
Net realized and unrealized gain (loss)	.63	.44
Total from investment operations	.78	.51
Distributions from net investment income	(.15)	(.09)
Distributions from net realized gain	(.77)	(.13)
Total distributions	(.92)	(.21) H
Net asset value, end of period	$ 11.65	$ 11.79
Total ReturnB, C	6.87%	4.50%
Ratios to Average Net Assets E, G
Expenses before reductions	.13%	.12%A
Expenses net of fee waivers, if any	.10%	.10%A
Expenses net of all reductions	.10%	.10%A
Net investment income (loss)	1.28%	2.03%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 112	$ 105
Portfolio turnover rate E	24%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.126 per share.

Financial Highlights - Class N

Years ended March 31,	2015	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 11.49
Income from Investment Operations
Net investment income (loss) D	.12	.07
Net realized and unrealized gain (loss)	.62	.44
Total from investment operations	.74	.51
Distributions from net investment income	(.12)	(.09)
Distributions from net realized gain	(.77)	(.13)
Total distributions	(.89)	(.21) H
Net asset value, end of period	$ 11.64	$ 11.79
Total ReturnB, C	6.53%	4.49%
Ratios to Average Net Assets E, G
Expenses before reductions	.38%	.38%A
Expenses net of fee waivers, if any	.35%	.35%A
Expenses net of all reductions	.35%	.35%A
Net investment income (loss)	1.03%	1.79%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111	$ 104
Portfolio turnover rate E	24%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.126 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2045 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	0.9
Strategic Advisers Core Multi-Manager Fund Class F	19.4	19.5
Strategic Advisers Growth Multi-Manager Fund Class F	16.1	16.3
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.8	9.6
Strategic Advisers Value Multi-Manager Fund Class F	19.5	19.5
	65.6	65.8
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	7.6	6.6
Strategic Advisers International Multi-Manager Fund Class F	19.9	20.0
	27.5	26.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.5	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.5
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	0.5	0.5
Strategic Advisers Income Opportunities Fund of Funds Class F	3.6	4.4
	5.6	6.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.7	0.7
Fidelity Series Short-Term Credit Fund Class F	0.6	0.0
Fidelity Short-Term Bond Fund Class F	0.0	0.4
	1.3	1.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.6%
International Equity Funds	27.5%
Bond Funds	5.6%
Short-Term Funds	1.3%

Six months ago
Domestic Equity Funds**	65.8%
International Equity Funds	26.6%
Bond Funds	6.5%
Short-Term Funds	1.1%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2045 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,524	$ 9,404
Strategic Advisers Core Multi-Manager Fund Class F (c)	17,591	226,215
Strategic Advisers Growth Multi-Manager Fund Class F (c)	13,629	188,486
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	9,851	114,271
Strategic Advisers Value Multi-Manager Fund Class F (c)	15,668	227,030
TOTAL DOMESTIC EQUITY FUNDS (Cost $770,778)		765,406
International Equity Funds - 27.5%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	9,044	88,899
Strategic Advisers International Multi-Manager Fund Class F (c)	19,244	231,890
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $325,123)		320,789
Bond Funds - 5.6%

Fidelity Series Emerging Markets Debt Fund Class F (c)	656	6,369
Fidelity Series Floating Rate High Income Fund Class F (c)	582	5,711
Fidelity Series Real Estate Income Fund Class F (c)	495	5,598

	Shares	Value
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	592	$ 5,947
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	4,087	42,214
TOTAL BOND FUNDS (Cost $66,918)		65,839
Short-Term Funds - 1.3%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	8,672	8,672
Fidelity Series Short-Term Credit Fund Class F (c)	665	6,654
TOTAL SHORT-TERM FUNDS (Cost $15,319)		15,326
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,178,138)		1,167,360
NET OTHER ASSETS (LIABILITIES) - 0.0%		(100)
NET ASSETS - 100%		$ 1,167,260
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 9,243	$ 571	$ 3	$ 8,672
Fidelity Series Commodity Strategy Fund Class F	5,058	7,518	877	-	9,404
Fidelity Series Emerging Markets Debt Fund Class F	4,074	3,318	763	292	6,369
Fidelity Series Floating Rate High Income Fund Class F	2,015	4,362	431	156	5,711
Fidelity Series Real Estate Income Fund Class F	2,112	3,902	411	199	5,598
Fidelity Series Short-Term Credit Fund Class F	-	6,647	-	-	6,654
Fidelity Short-Term Bond Fund Class F	-	7,056	7,060	25	-
Strategic Advisers Core Income Multi-Manager Fund Class F	10,088	10,424	14,715	218	5,947
Strategic Advisers Core Multi-Manager Fund Class F	100,708	154,145	18,715	1,213	226,215
Strategic Advisers Emerging Markets Fund of Funds Class F	30,594	67,023	5,810	780	88,899
Strategic Advisers Growth Multi-Manager Fund Class F	82,715	125,874	16,829	622	188,486
Strategic Advisers Income Opportunities Fund of Funds Class F	35,163	23,636	14,852	1,999	42,214
Strategic Advisers International Multi-Manager Fund Class F	113,616	142,756	17,857	3,310	231,890
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	50,711	83,495	11,445	-	114,271
Strategic Advisers Value Multi-Manager Fund Class F	102,817	143,986	17,260	1,425	227,030
Total	$ 539,671	$ 793,385	$ 127,596	$ 10,242	$ 1,167,360
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $1,178,138) - See accompanying schedule		$ 1,167,360
Receivable for investments sold		21,036
Receivable for fund shares sold		7,867
Dividends receivable		5
Receivable from investment adviser for expense reductions		90
Total assets		1,196,358

Liabilities
Payable for fund shares redeemed	$ 28,907
Transfer agent fees payable	168
Distribution and service plan fees payable	23
Total liabilities		29,098

Net Assets		$ 1,167,260
Net Assets consist of:
Paid in capital		$ 1,144,748
Accumulated undistributed net realized gain (loss) on investments		33,290
Net unrealized appreciation (depreciation) on investments		(10,778)
Net Assets		$ 1,167,260

Multi-Manager 2045: Net Asset Value, offering price and redemption price per share ($944,200 ÷ 80,468 shares)		$ 11.73

Class L: Net Asset Value, offering price and redemption price per share ($111,714 ÷ 9,521 shares)		$ 11.73

Class N: Net Asset Value, offering price and redemption price per share ($111,346 ÷ 9,496 shares)		$ 11.73

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 10,242

Expenses
Transfer agent fees	$ 1,625
Distribution and service plan fees	269
Independent trustees' compensation	3
Total expenses before reductions	1,897
Expense reductions	(862)	1,035
Net investment income (loss)		9,207
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(4,094)
Capital gain distributions from underlying funds	77,771
Total net realized gain (loss)		73,677
Change in net unrealized appreciation (depreciation) on underlying funds		(34,008)
Net gain (loss)		39,669
Net increase (decrease) in net assets resulting from operations		$ 48,876

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2045 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,207	$ 3,561
Net realized gain (loss)	73,677	12,818
Change in net unrealized appreciation (depreciation)	(34,008)	18,380
Net increase (decrease) in net assets resulting from operations	48,876	34,759
Distributions to shareholders from net investment income	(9,896)	(3,718)
Distributions to shareholders from net realized gain	(47,890)	(5,524)
Total distributions	(57,786)	(9,242)
Share transactions - net increase (decrease)	636,573	408,176
Total increase (decrease) in net assets	627,663	433,693

Net Assets
Beginning of period	539,597	105,904
End of period (including undistributed net investment income of $0 and undistributed net investment income of $343, respectively)	$ 1,167,260	$ 539,597

Financial Highlights - Multi-Manager 2045

Years ended March 31,	2015	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.83	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.15	.06
Net realized and unrealized gain (loss)	.64	1.42	.53
Total from investment operations	.79	1.57	.59
Distributions from net investment income	(.15)	(.15)	-
Distributions from net realized gain	(.74)	(.19)	-
Total distributions	(.89)	(.33) I	-
Net asset value, end of period	$ 11.73	$ 11.83	$ 10.59
Total ReturnB, C	6.88%	15.00%	5.90%
Ratios to Average Net Assets E, G
Expenses before reductions	.25%	.25%	.21%A
Expenses net of fee waivers, if any	.10%	.10%	.10%A
Expenses net of all reductions	.10%	.10%	.10%A
Net investment income (loss)	1.23%	1.34%	2.05%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 944	$ 331	$ 106
Portfolio turnover rate E	16%	38%	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount not annualized.

I Total distributions of $.33 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.187 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Years ended March 31,	2015	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.83	$ 11.54
Income from Investment Operations
Net investment income (loss) D	.15	.07
Net realized and unrealized gain (loss)	.63	.45
Total from investment operations	.78	.52
Distributions from net investment income	(.14)	(.09)
Distributions from net realized gain	(.74)	(.14)
Total distributions	(.88)	(.23)
Net asset value, end of period	$ 11.73	$ 11.83
Total ReturnB, C	6.85%	4.51%
Ratios to Average Net Assets E, G
Expenses before reductions	.12%	.12%A
Expenses net of fee waivers, if any	.10%	.10%A
Expenses net of all reductions	.10%	.10%A
Net investment income (loss)	1.23%	1.94%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 112	$ 105
Portfolio turnover rate E	16%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class N

Years ended March 31,	2015	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 11.54
Income from Investment Operations
Net investment income (loss) D	.12	.06
Net realized and unrealized gain (loss)	.65	.45
Total from investment operations	.77	.51
Distributions from net investment income	(.12)	(.09)
Distributions from net realized gain	(.74)	(.14)
Total distributions	(.86)	(.23)
Net asset value, end of period	$ 11.73	$ 11.82
Total ReturnB, C	6.68%	4.41%
Ratios to Average Net Assets E, G
Expenses before reductions	.37%	.38%A
Expenses net of fee waivers, if any	.35%	.35%A
Expenses net of all reductions	.35%	.35%A
Net investment income (loss)	.98%	1.70%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111	$ 104
Portfolio turnover rate E	16%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2050 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	1.0
Strategic Advisers Core Multi-Manager Fund Class F	19.4	19.5
Strategic Advisers Growth Multi-Manager Fund Class F	16.1	16.2
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.8	9.6
Strategic Advisers Value Multi-Manager Fund Class F	19.4	19.5
	65.5	65.8
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	7.6	6.6
Strategic Advisers International Multi-Manager Fund Class F	19.9	20.2
	27.5	26.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.5
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	0.5	0.5
Strategic Advisers Income Opportunities Fund of Funds Class F	3.6	4.4
	5.7	6.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.7	0.5
Fidelity Series Short-Term Credit Fund Class F	0.6	0.0
Fidelity Short-Term Bond Fund Class F	0.0	0.3
	1.3	0.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.5%
International Equity Funds	27.5%
Bond Funds	5.7%
Short-Term Funds	1.3%

Six months ago
Domestic Equity Funds**	65.8%
International Equity Funds	26.8%
Bond Funds	6.6%
Short-Term Funds	0.8%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2050 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 65.5%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,459	$ 9,000
Strategic Advisers Core Multi-Manager Fund Class F (c)	17,764	228,439
Strategic Advisers Growth Multi-Manager Fund Class F (c)	13,761	190,318
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	9,944	115,356
Strategic Advisers Value Multi-Manager Fund Class F (c)	15,819	229,211
TOTAL DOMESTIC EQUITY FUNDS (Cost $776,007)		772,324
International Equity Funds - 27.5%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	9,141	89,856
Strategic Advisers International Multi-Manager Fund Class F (c)	19,427	234,097
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $327,066)		323,953
Bond Funds - 5.7%

Fidelity Series Emerging Markets Debt Fund Class F (c)	734	7,126
Fidelity Series Floating Rate High Income Fund Class F (c)	585	5,736
Fidelity Series Real Estate Income Fund Class F (c)	497	5,617

	Shares	Value
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	592	$ 5,939
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	4,173	43,110
TOTAL BOND FUNDS (Cost $68,800)		67,528
Short-Term Funds - 1.3%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	8,548	8,548
Fidelity Series Short-Term Credit Fund Class F (c)	633	6,332
TOTAL SHORT-TERM FUNDS (Cost $14,873)		14,880
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,186,746)		1,178,685
NET OTHER ASSETS (LIABILITIES) - 0.0%		(106)
NET ASSETS - 100%		$ 1,178,579
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 9,228	$ 681	$ 4	$ 8,548
Fidelity Series Commodity Strategy Fund Class F	7,956	4,926	887	-	9,000
Fidelity Series Emerging Markets Debt Fund Class F	6,128	2,353	990	398	7,126
Fidelity Series Floating Rate High Income Fund Class F	1,021	5,457	427	169	5,736
Fidelity Series Real Estate Income Fund Class F	2,926	3,113	415	256	5,617
Fidelity Series Short-Term Credit Fund Class F	-	6,325	-	-	6,332
Fidelity Short-Term Bond Fund Class F	-	7,332	7,332	30	-
Strategic Advisers Core Income Multi-Manager Fund Class F	17,430	10,065	21,822	316	5,939
Strategic Advisers Core Multi-Manager Fund Class F	153,017	108,240	19,671	1,673	228,439
Strategic Advisers Emerging Markets Fund of Funds Class F	46,291	52,655	6,107	970	89,856
Strategic Advisers Growth Multi-Manager Fund Class F	125,721	88,335	19,017	857	190,318
Strategic Advisers Income Opportunities Fund of Funds Class F	53,432	14,047	21,939	2,690	43,110
Strategic Advisers International Multi-Manager Fund Class F	172,562	90,837	19,096	4,622	234,097
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	77,096	62,919	11,984	-	115,356
Strategic Advisers Value Multi-Manager Fund Class F	156,224	94,221	18,610	1,955	229,211
Total	$ 819,804	$ 560,053	$ 148,978	$ 13,940	$ 1,178,685
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $1,186,746) - See accompanying schedule		$ 1,178,685
Receivable for fund shares sold		6,947
Dividends receivable		5
Receivable from investment adviser for expense reductions		88
Total assets		1,185,725

Liabilities
Payable for investments purchased	$ 6,948
Transfer agent fees payable	175
Distribution and service plan fees payable	23
Total liabilities		7,146

Net Assets		$ 1,178,579
Net Assets consist of:
Paid in capital		$ 1,142,756
Accumulated undistributed net realized gain (loss) on investments		43,884
Net unrealized appreciation (depreciation) on investments		(8,061)
Net Assets		$ 1,178,579

Multi-Manager 2050: Net Asset Value, offering price and redemption price per share ($955,545 ÷ 81,881 shares)		$ 11.67

Class L: Net Asset Value, offering price and redemption price per share ($111,701 ÷ 9,570 shares)		$ 11.67

Class N: Net Asset Value, offering price and redemption price per share ($111,333 ÷ 9,546 shares)		$ 11.66

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 13,940

Expenses
Transfer agent fees	$ 1,842
Distribution and service plan fees	269
Independent trustees' compensation	4
Total expenses before reductions	2,115
Expense reductions	(834)	1,281
Net investment income (loss)		12,659
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(6,510)
Capital gain distributions from underlying funds	107,355
Total net realized gain (loss)		100,845
Change in net unrealized appreciation (depreciation) on underlying funds		(45,685)
Net gain (loss)		55,160
Net increase (decrease) in net assets resulting from operations		$ 67,819

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,659	$ 5,937
Net realized gain (loss)	100,845	21,810
Change in net unrealized appreciation (depreciation)	(45,685)	32,693
Net increase (decrease) in net assets resulting from operations	67,819	60,440
Distributions to shareholders from net investment income	(13,773)	(5,812)
Distributions to shareholders from net realized gain	(69,529)	(9,310)
Total distributions	(83,302)	(15,122)
Share transactions - net increase (decrease)	374,356	668,401
Total increase (decrease) in net assets	358,873	713,719

Net Assets
Beginning of period	819,706	105,987
End of period (including undistributed net investment income of $0 and undistributed net investment income of $624, respectively)	$ 1,178,579	$ 819,706

Financial Highlights - Multi-Manager 2050

Years ended March 31,	2015	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85	$ 10.60	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.16	.06
Net realized and unrealized gain (loss)	.63	1.43	.54
Total from investment operations	.78	1.59	.60
Distributions from net investment income	(.16)	(.15)	-
Distributions from net realized gain	(.81)	(.19)	-
Total distributions	(.96) H	(.34)	-
Net asset value, end of period	$ 11.67	$ 11.85	$ 10.60
Total ReturnB, C	6.85%	15.13%	6.00%
Ratios to Average Net Assets E, G
Expenses before reductions	.20%	.20%	.21%A
Expenses net of fee waivers, if any	.10%	.10%	.10%A
Expenses net of all reductions	.10%	.10%	.10%A
Net investment income (loss)	1.28%	1.38%	2.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 956	$ 611	$ 106
Portfolio turnover rate E	15%	21%	1% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.96 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.806 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Years ended March 31,	2015	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.85	$ 11.56
Income from Investment Operations
Net investment income (loss) D	.15	.07
Net realized and unrealized gain (loss)	.63	.45
Total from investment operations	.78	.52
Distributions from net investment income	(.16)	(.09)
Distributions from net realized gain	(.81)	(.15)
Total distributions	(.96) H	(.23) I
Net asset value, end of period	$ 11.67	$ 11.85
Total ReturnB, C	6.84%	4.54%
Ratios to Average Net Assets E, G
Expenses before reductions	.11%	.11%A
Expenses net of fee waivers, if any	.10%	.10%A
Expenses net of all reductions	.10%	.10%A
Net investment income (loss)	1.28%	1.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 112	$ 105
Portfolio turnover rate E	15%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.96 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.806 per share.

I Total distributions of $.23 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.145 per share.

Financial Highlights - Class N

Years ended March 31,	2015	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.84	$ 11.56
Income from Investment Operations
Net investment income (loss) D	.12	.06
Net realized and unrealized gain (loss)	.63	.45
Total from investment operations	.75	.51
Distributions from net investment income	(.13)	(.08)
Distributions from net realized gain	(.81)	(.15)
Total distributions	(.93) H	(.23)
Net asset value, end of period	$ 11.66	$ 11.84
Total ReturnB, C	6.57%	4.43%
Ratios to Average Net Assets E, G
Expenses before reductions	.36%	.37%A
Expenses net of fee waivers, if any	.35%	.35%A
Expenses net of all reductions	.35%	.35%A
Net investment income (loss)	1.03%	1.74%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111	$ 104
Portfolio turnover rate E	15%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.93 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.806 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2055 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.8	1.0
Strategic Advisers Core Multi-Manager Fund Class F	19.4	19.5
Strategic Advisers Growth Multi-Manager Fund Class F	16.1	16.3
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.8	9.5
Strategic Advisers Value Multi-Manager Fund Class F	19.5	19.5
	65.6	65.8
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	7.5	6.6
Strategic Advisers International Multi-Manager Fund Class F	20.0	20.0
	27.5	26.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.5	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.5
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	0.5	0.5
Strategic Advisers Income Opportunities Fund of Funds Class F	3.5	4.4
	5.5	6.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.8	0.6
Fidelity Series Short-Term Credit Fund Class F	0.6	0.0
Fidelity Short-Term Bond Fund Class F	0.0	0.4
	1.4	1.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.6%
International Equity Funds	27.5%
Bond Funds	5.5%
Short-Term Funds	1.4%

Six months ago
Domestic Equity Funds**	65.8%
International Equity Funds	26.6%
Bond Funds	6.6%
Short-Term Funds	1.0%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2055 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 65.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,371	$ 8,459
Strategic Advisers Core Multi-Manager Fund Class F (c)	16,263	209,144
Strategic Advisers Growth Multi-Manager Fund Class F (c)	12,600	174,262
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	9,104	105,601
Strategic Advisers Value Multi-Manager Fund Class F (c)	14,489	209,940
TOTAL DOMESTIC EQUITY FUNDS (Cost $715,931)		707,406
International Equity Funds - 27.5%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	8,273	81,324
Strategic Advisers International Multi-Manager Fund Class F (c)	17,891	215,583
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $302,430)		296,907
Bond Funds - 5.5%

Fidelity Series Emerging Markets Debt Fund Class F (c)	604	5,860
Fidelity Series Floating Rate High Income Fund Class F (c)	532	5,222
Fidelity Series Real Estate Income Fund Class F (c)	457	5,172

	Shares	Value
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	538	$ 5,400
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	3,706	38,278
TOTAL BOND FUNDS (Cost $61,161)		59,932
Short-Term Funds - 1.4%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	8,530	8,530
Fidelity Series Short-Term Credit Fund Class F (c)	629	6,295
TOTAL SHORT-TERM FUNDS (Cost $14,818)		14,825
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,094,340)		1,079,070
NET OTHER ASSETS (LIABILITIES) - 0.0%		(89)
NET ASSETS - 100%		$ 1,078,981
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 8,924	$ 394	$ 4	$ 8,530
Fidelity Series Commodity Strategy Fund Class F	6,096	5,326	457	-	8,459
Fidelity Series Emerging Markets Debt Fund Class F	4,157	2,714	689	306	5,860
Fidelity Series Floating Rate High Income Fund Class F	80	5,621	230	127	5,222
Fidelity Series Real Estate Income Fund Class F	1,947	3,465	230	204	5,172
Fidelity Series Short-Term Credit Fund Class F	-	6,288	-	-	6,295
Fidelity Short-Term Bond Fund Class F	-	6,735	6,741	26	-
Strategic Advisers Core Income Multi-Manager Fund Class F	12,582	11,886	19,269	257	5,400
Strategic Advisers Core Multi-Manager Fund Class F	105,691	122,293	8,899	1,305	209,144
Strategic Advisers Emerging Markets Fund of Funds Class F	31,444	56,867	3,709	929	81,324
Strategic Advisers Growth Multi-Manager Fund Class F	86,874	99,838	9,247	669	174,262
Strategic Advisers Income Opportunities Fund of Funds Class F	36,941	17,799	14,505	2,102	38,278
Strategic Advisers International Multi-Manager Fund Class F	119,926	112,178	9,057	3,566	215,583
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	52,920	68,978	6,882	-	105,601
Strategic Advisers Value Multi-Manager Fund Class F	107,644	113,235	8,852	1,533	209,940
Total	$ 566,302	$ 642,147	$ 89,161	$ 11,028	$ 1,079,070
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $1,094,340) - See accompanying schedule		$ 1,079,070
Receivable for fund shares sold		7,916
Dividends receivable		5
Receivable from investment adviser for expense reductions		115
Total assets		1,087,106

Liabilities
Payable for investments purchased	$ 7,916
Transfer agent fees payable	186
Distribution and service plan fees payable	23
Total liabilities		8,125

Net Assets		$ 1,078,981
Net Assets consist of:
Paid in capital		$ 1,056,830
Accumulated undistributed net realized gain (loss) on investments		37,421
Net unrealized appreciation (depreciation) on investments		(15,270)
Net Assets		$ 1,078,981

Multi-Manager 2055: Net Asset Value, offering price and redemption price per share ($856,009 ÷ 72,301 shares)		$ 11.84

Class L: Net Asset Value, offering price and redemption price per share ($111,670 ÷ 9,430 shares)		$ 11.84

Class N: Net Asset Value, offering price and redemption price per share ($111,302 ÷ 9,406 shares)		$ 11.83

Statement of Operations

	Year ended March 31, 2015

Investment Income
Income distributions from underlying funds		$ 11,028

Expenses
Transfer agent fees	$ 1,808
Distribution and service plan fees	269
Independent trustees' compensation	3
Total expenses before reductions	2,080
Expense reductions	(1,001)	1,079
Net investment income (loss)		9,949
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,014)
Capital gain distributions from underlying funds	83,464
Total net realized gain (loss)		80,450
Change in net unrealized appreciation (depreciation) on underlying funds		(37,205)
Net gain (loss)		43,245
Net increase (decrease) in net assets resulting from operations		$ 53,194

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2055 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2015	Year ended March 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,949	$ 3,616
Net realized gain (loss)	80,450	14,658
Change in net unrealized appreciation (depreciation)	(37,205)	16,767
Net increase (decrease) in net assets resulting from operations	53,194	35,041
Distributions to shareholders from net investment income	(10,797)	(3,743)
Distributions to shareholders from net realized gain	(51,714)	(6,027)
Total distributions	(62,511)	(9,770)
Share transactions - net increase (decrease)	522,066	434,764
Total increase (decrease) in net assets	512,749	460,035

Net Assets
Beginning of period	566,232	106,197
End of period (including undistributed net investment income of $0 and undistributed net investment income of $406, respectively)	$ 1,078,981	$ 566,232

Financial Highlights - Multi-Manager 2055

Years ended March 31,	2015	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.95	$ 10.62	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.15	.06
Net realized and unrealized gain (loss)	.64	1.50	.56
Total from investment operations	.79	1.65	.62
Distributions from net investment income	(.15)	(.14)	-
Distributions from net realized gain	(.75)	(.18)	-
Total distributions	(.90)	(.32)	-
Net asset value, end of period	$ 11.84	$ 11.95	$ 10.62
Total ReturnB, C	6.83%	15.67%	6.20%
Ratios to Average Net Assets E, G
Expenses before reductions	.26%	.24%	.21%A
Expenses net of fee waivers, if any	.10%	.10%	.10%A
Expenses net of all reductions	.10%	.10%	.10%A
Net investment income (loss)	1.26%	1.34%	1.98%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 856	$ 357	$ 106
Portfolio turnover rate E	11%	19%	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Years ended March 31,	2015	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.95	$ 11.64
Income from Investment Operations
Net investment income (loss) D	.15	.07
Net realized and unrealized gain (loss)	.64	.46
Total from investment operations	.79	.53
Distributions from net investment income	(.15)	(.08)
Distributions from net realized gain	(.75)	(.14)
Total distributions	(.90)	(.22)
Net asset value, end of period	$ 11.84	$ 11.95
Total ReturnB, C	6.81%	4.54%
Ratios to Average Net Assets E, G
Expenses before reductions	.12%	.12%A
Expenses net of fee waivers, if any	.10%	.10%A
Expenses net of all reductions	.10%	.10%A
Net investment income (loss)	1.26%	1.96%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 112	$ 105
Portfolio turnover rate E	11%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class N

Years ended March 31,	2015	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.94	$ 11.64
Income from Investment Operations
Net investment income (loss) D	.12	.06
Net realized and unrealized gain (loss)	.64	.45
Total from investment operations	.76	.51
Distributions from net investment income	(.12)	(.08)
Distributions from net realized gain	(.75)	(.14)
Total distributions	(.87)	(.21) H
Net asset value, end of period	$ 11.83	$ 11.94
Total ReturnB, C	6.54%	4.44%
Ratios to Average Net Assets E, G
Expenses before reductions	.37%	.38%A
Expenses net of fee waivers, if any	.35%	.35%A
Expenses net of all reductions	.35%	.35%A
Net investment income (loss)	1.01%	1.71%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111	$ 104
Portfolio turnover rate E	11%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.137 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2060 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.9	1.0
Strategic Advisers Core Multi-Manager Fund Class F	19.4	19.6
Strategic Advisers Growth Multi-Manager Fund Class F	16.1	16.3
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.8	9.7
Strategic Advisers Value Multi-Manager Fund Class F	19.5	19.5
	65.7	66.1
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	7.7	6.5
Strategic Advisers International Multi-Manager Fund Class F	19.9	20.3
	27.6	26.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.5	0.6
Fidelity Series Floating Rate High Income Fund Class F	0.5	0.5
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	0.5	0.5
Strategic Advisers Income Opportunities Fund of Funds Class F	3.3	4.3
	5.3	6.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.8	0.4
Fidelity Series Short-Term Credit Fund Class F	0.6	0.0
Fidelity Short-Term Bond Fund Class F	0.0	0.3
	1.4	0.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	65.7%
International Equity Funds	27.6%
Bond Funds	5.3%
Short-Term Funds	1.4%

Six months ago
Domestic Equity Funds**	66.1%
International Equity Funds	26.8%
Bond Funds	6.4%
Short-Term Funds	0.7%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2060 Fund

Investments March 31, 2015

Showing Percentage of Net Assets

Domestic Equity Funds - 65.7%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	486	$ 3,000
Strategic Advisers Core Multi-Manager Fund Class F (c)	5,242	67,406
Strategic Advisers Growth Multi-Manager Fund Class F (c)	4,062	56,172
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	2,934	34,035
Strategic Advisers Value Multi-Manager Fund Class F (c)	4,670	67,663
TOTAL DOMESTIC EQUITY FUNDS (Cost $227,078)		228,276
International Equity Funds - 27.6%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	2,710	26,644
Strategic Advisers International Multi-Manager Fund Class F (c)	5,753	69,318
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $99,581)		95,962
Bond Funds - 5.3%

Fidelity Series Emerging Markets Debt Fund Class F (c)	189	1,834
Fidelity Series Floating Rate High Income Fund Class F (c)	173	1,698
Fidelity Series Real Estate Income Fund Class F (c)	147	1,667

	Shares	Value
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	175	$ 1,761
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	1,108	11,441
TOTAL BOND FUNDS (Cost $18,976)		18,401
Short-Term Funds - 1.4%

Fidelity Institutional Money Market Portfolio Class F 0.14% (b)(c)	2,833	2,833
Fidelity Series Short-Term Credit Fund Class F (c)	214	2,138
TOTAL SHORT-TERM FUNDS (Cost $4,969)		4,971
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $350,604)	347,610
NET OTHER ASSETS (LIABILITIES) - 0.0%	(38)
NET ASSETS - 100%	$ 347,572
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ -	$ 2,838	$ 5	$ 1	$ 2,833
Fidelity Series Commodity Strategy Fund Class F	-	3,979	211	-	3,000
Fidelity Series Emerging Markets Debt Fund Class F	-	2,679	717	68	1,834
Fidelity Series Floating Rate High Income Fund Class F	-	1,813	29	97	1,698
Fidelity Series Real Estate Income Fund Class F	-	1,698	13	64	1,667
Fidelity Series Short-Term Credit Fund Class F	-	2,136	-	-	2,138
Fidelity Short-Term Bond Fund Class F	-	2,467	2,467	9	-
Strategic Advisers Core Income Multi-Manager Fund Class F	-	9,274	7,555	38	1,761
Strategic Advisers Core Multi-Manager Fund Class F	-	68,067	1,725	246	67,406
Strategic Advisers Emerging Markets Fund of Funds Class F	-	28,622	78	247	26,644
Strategic Advisers Growth Multi-Manager Fund Class F	-	57,028	2,479	125	56,172
Strategic Advisers Income Opportunities Fund of Funds Class F	-	16,517	4,589	463	11,441
Strategic Advisers International Multi-Manager Fund Class F	-	72,524	1,455	878	69,318
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	-	38,059	1,753	-	34,035
Strategic Advisers Value Multi-Manager Fund Class F	-	67,933	1,600	339	67,663
Total	$ -	$ 375,634	$ 24,676	$ 2,575	$ 347,610
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2060 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value (cost $350,604) - See accompanying schedule		$ 347,610
Receivable for fund shares sold		200
Dividends receivable		2
Receivable from investment adviser for expense reductions		22
Total assets		347,834

Liabilities
Payable for investments purchased	$ 200
Transfer agent fees payable	40
Distribution and service plan fees payable	22
Total liabilities		262

Net Assets		$ 347,572
Net Assets consist of:
Paid in capital		$ 336,913
Accumulated undistributed net realized gain (loss) on investments		13,653
Net unrealized appreciation (depreciation) on investments		(2,994)
Net Assets		$ 347,572

Multi-Manager 2060: Net Asset Value, offering price and redemption price per share ($137,588 ÷ 13,313 shares)		$ 10.33

Class L: Net Asset Value, offering price and redemption price per share ($105,078 ÷ 10,167 shares)		$ 10.34

Class N: Net Asset Value, offering price and redemption price per share ($104,906 ÷ 10,156 shares)		$ 10.33

Statement of Operations

	For the period August 5, 2014 (commencement of operations) to March 31, 2015

Investment Income
Income distributions from underlying funds		$ 2,575

Expenses
Transfer agent fees	$ 289
Distribution and service plan fees	168
Independent trustees' compensation	1
Total expenses before reductions	458
Expense reductions	(82)	376
Net investment income (loss)		2,199
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(383)
Capital gain distributions from underlying funds	16,874
Total net realized gain (loss)		16,491
Change in net unrealized appreciation (depreciation) on underlying funds		(2,994)
Net gain (loss)		13,497
Net increase (decrease) in net assets resulting from operations		$ 15,696

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period August 5, 2014 (commencement of operations) to March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,199
Net realized gain (loss)	16,491
Change in net unrealized appreciation (depreciation)	(2,994)
Net increase (decrease) in net assets resulting from operations	15,696
Distributions to shareholders from net investment income	(2,357)
Distributions to shareholders from net realized gain	(2,679)
Total distributions	(5,036)
Share transactions - net increase (decrease)	336,912
Total increase (decrease) in net assets	347,572

Net Assets
Beginning of period	-
End of period	$ 347,572

Financial Highlights - Multi-Manager 2060

Year ended March 31,	2015F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.08
Net realized and unrealized gain (loss)	.42
Total from investment operations	.50
Distributions from net investment income	(.08)
Distributions from net realized gain	(.09)
Total distributions	(.17)
Net asset value, end of period	$ 10.33
Total ReturnB, E	5.02%
Ratios to Average Net Assets D,G
Expenses before reductions	.15%A
Expenses net of fee waivers, if any	.10%A
Expenses net of all reductions	.10%A
Net investment income (loss)	1.14%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 138
Portfolio turnover rate D	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F For the period August 5, 2014 (commencement of operations) to March 31, 2015.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Year ended March 31,	2015F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.08
Net realized and unrealized gain (loss)	.43
Total from investment operations	.51
Distributions from net investment income	(.08)
Distributions from net realized gain	(.09)
Total distributions	(.17)
Net asset value, end of period	$ 10.34
Total ReturnB, E	5.12%
Ratios to Average Net Assets D,G
Expenses before reductions	.14%A
Expenses net of fee waivers, if any	.10%A
Expenses net of all reductions	.10%A
Net investment income (loss)	1.13%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105
Portfolio turnover rate D	13%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F For the period August 5, 2014 (commencement of operations) to March 31, 2015.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class N

Year ended March 31,	2015F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) C	.06
Net realized and unrealized gain (loss)	.43
Total from investment operations	.49
Distributions from net investment income	(.07)
Distributions from net realized gain	(.09)
Total distributions	(.16)
Net asset value, end of period	$ 10.33
Total ReturnB, E	4.91%
Ratios to Average Net Assets D,G
Expenses before reductions	.38%A
Expenses net of fee waivers, if any	.35%A
Expenses net of all reductions	.35%A
Net investment income (loss)	.89%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105
Portfolio turnover rate D	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F For the period August 5, 2014 (commencement of operations) to March 31, 2015.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2015

1. Organization.

Strategic Advisers Multi-Manager Income Fund, Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund, Strategic Advisers Multi-Manager 2055 Fund and Strategic Advisers Multi-Manager 2060 Fund (the Funds) are funds of Fidelity Boylston Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in affiliated and unaffiliated mutual funds (the Underlying Funds). The Funds are available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. Each Fund, except Strategic Advisers Multi-Manager 2060 Fund, commenced sale of Class L and Class N shares on December 4, 2013. Each Fund offers Multi-Manager, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2015, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Strategic Advisers Multi-Manager Income Fund	$ 1,133,965	$ 14,524	$ (15,672)	$ (1,148)
Strategic Advisers Multi-Manager 2005 Fund	335,062	7,134	(7,149)	(15)
Strategic Advisers Multi-Manager 2010 Fund	769,053	13,626	(15,737)	(2,111)
Strategic Advisers Multi-Manager 2015 Fund	1,825,575	25,318	(39,594)	(14,276)
Strategic Advisers Multi-Manager 2020 Fund	3,427,508	44,782	(75,407)	(30,625)
Strategic Advisers Multi-Manager 2025 Fund	1,152,572	22,504	(20,339)	2,165
Strategic Advisers Multi-Manager 2030 Fund	1,451,389	19,229	(46,906)	(27,677)
Strategic Advisers Multi-Manager 2035 Fund	1,210,696	23,027	(37,477)	(14,450)
Strategic Advisers Multi-Manager 2040 Fund	776,187	15,972	(24,618)	(8,646)
Strategic Advisers Multi-Manager 2045 Fund	1,182,759	17,245	(32,644)	(15,399)
Strategic Advisers Multi-Manager 2050 Fund	1,193,494	23,600	(38,409)	(14,809)
Strategic Advisers Multi-Manager 2055 Fund	1,097,666	17,989	(36,585)	(18,596)
Strategic Advisers Multi-Manager 2060 Fund	350,909	4,778	(8,077)	(3,299)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Strategic Advisers Multi-Manager Income Fund	$ 949	$ 13,883	$ (1,148)
Strategic Advisers Multi-Manager 2005 Fund	894	6,251	(15)
Strategic Advisers Multi-Manager 2010 Fund	1,940	17,437	(2,111)
Strategic Advisers Multi-Manager 2015 Fund	6,577	44,559	(14,276)
Strategic Advisers Multi-Manager 2020 Fund	8,778	88,188	(30,625)
Strategic Advisers Multi-Manager 2025 Fund	1,653	38,111	2,165
Strategic Advisers Multi-Manager 2030 Fund	155	50,364	(27,677)
Strategic Advisers Multi-Manager 2035 Fund	-	45,351	(14,450)
Strategic Advisers Multi-Manager 2040 Fund	1,369	30,618	(8,646)
Strategic Advisers Multi-Manager 2045 Fund	410	37,501	(15,399)
Strategic Advisers Multi-Manager 2050 Fund	258	50,374	(14,809)
Strategic Advisers Multi-Manager 2055 Fund	-	40,748	(18,596)
Strategic Advisers Multi-Manager 2060 Fund	-	13,956	(3,299)

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

March 31, 2015
	Ordinary Income	Long-term Capital Gains	Total
Strategic Advisers Multi-Manager Income Fund	$ 24,452	$ 12,460	$ 36,912
Strategic Advisers Multi-Manager 2005 Fund	8,238	8,766	17,004
Strategic Advisers Multi-Manager 2010 Fund	18,067	18,670	36,737
Strategic Advisers Multi-Manager 2015 Fund	37,370	37,054	74,424
Strategic Advisers Multi-Manager 2020 Fund	70,926	75,287	146,213
Strategic Advisers Multi-Manager 2025 Fund	24,627	28,241	52,868
Strategic Advisers Multi-Manager 2030 Fund	36,760	59,655	96,415
Strategic Advisers Multi-Manager 2035 Fund	28,855	39,214	68,068
Strategic Advisers Multi-Manager 2040 Fund	20,188	30,270	50,458
Strategic Advisers Multi-Manager 2045 Fund	23,956	33,830	57,786
Strategic Advisers Multi-Manager 2050 Fund	32,358	50,944	83,302
Strategic Advisers Multi-Manager 2055 Fund	25,133	37,378	62,511
Strategic Advisers Multi-Manager 2060 Fund	4,720	316	5,036
March 31, 2014
	Ordinary Income	Long-term Capital Gains	Total
Strategic Advisers Multi-Manager Income Fund	$ 5,381	$ 174	$ 5,555
Strategic Advisers Multi-Manager 2005 Fund	4,647	663	5,310
Strategic Advisers Multi-Manager 2010 Fund	6,548	1,205	7,753
Strategic Advisers Multi-Manager 2015 Fund	9,221	811	10,031
Strategic Advisers Multi-Manager 2020 Fund	15,506	1,420	16,926
Strategic Advisers Multi-Manager 2025 Fund	9,045	1,055	10,100
Strategic Advisers Multi-Manager 2030 Fund	14,953	1,496	16,449
Strategic Advisers Multi-Manager 2035 Fund	10,058	1,719	11,777
Strategic Advisers Multi-Manager 2040 Fund	7,887	1,047	8,934
Strategic Advisers Multi-Manager 2045 Fund	7,775	1,467	9,242
Strategic Advisers Multi-Manager 2050 Fund	12,139	2,983	15,122
Strategic Advisers Multi-Manager 2055 Fund	8,167	1,603	9,770

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Strategic Advisers Multi-Manager Income Fund	481,409	243,918
Strategic Advisers Multi-Manager 2005 Fund	76,877	55,585
Strategic Advisers Multi-Manager 2010 Fund	401,037	101,608
Strategic Advisers Multi-Manager 2015 Fund	1,205,651	216,026
Strategic Advisers Multi-Manager 2020 Fund	2,219,423	465,732
Strategic Advisers Multi-Manager 2025 Fund	792,039	170,398
Strategic Advisers Multi-Manager 2030 Fund	795,467	328,677
Strategic Advisers Multi-Manager 2035 Fund	717,819	98,820
Strategic Advisers Multi-Manager 2040 Fund	435,822	153,925
Strategic Advisers Multi-Manager 2045 Fund	793,385	127,596
Strategic Advisers Multi-Manager 2050 Fund	560,053	148,978
Strategic Advisers Multi-Manager 2055 Fund	642,147	89,161
Strategic Advisers Multi-Manager 2060 Fund	375,634	24,676

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR), provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding distribution and service fees, transfer agent fees, compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Strategic Advisers Multi-Manager Income Fund
Class N	.25%	$ 260	$ 260
Strategic Advisers Multi-Manager 2005 Fund
Class N	.25%	$ 262	$ 262
Strategic Advisers Multi-Manager 2010 Fund
Class N	.25%	$ 264	$ 264
Strategic Advisers Multi-Manager 2015 Fund
Class N	.25%	$ 265	$ 265
Strategic Advisers Multi-Manager 2020 Fund
Class N	.25%	$ 266	$ 266
Strategic Advisers Multi-Manager 2025 Fund
Class N	.25%	$ 268	$ 268
Strategic Advisers Multi-Manager 2030 Fund
Class N	.25%	$ 269	$ 269
Strategic Advisers Multi-Manager 2035 Fund
Class N	.25%	$ 269	$ 269
Strategic Advisers Multi-Manager 2040 Fund
Class N	.25%	$ 269	$ 269
Strategic Advisers Multi-Manager 2045 Fund
Class N	.25%	$ 269	$ 269
Strategic Advisers Multi-Manager 2050 Fund
Class N	.25%	$ 269	$ 269
Strategic Advisers Multi-Manager 2055 Fund
Class N	.25%	$ 269	$ 269
Strategic Advisers Multi-Manager 2060 Fund
Class N	.25%	$ 168	$ 168

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Strategic Advisers Multi-Manager Income Fund	Amount	% of Class Level Average Net Assets
Multi-Manager Income	$ 401.05
Class L	60.06
Class N	60.06
	$ 521
Strategic Advisers Multi-Manager 2005 Fund
Multi-Manager 2005	58.05
Class L	108.10
Class N	108.10
	$ 274

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Strategic Advisers Multi-Manager 2010 Fund	Amount	% of Class Level Average Net Assets
Multi-Manager 2010	$ 231.05
Class L	77.07
Class N	77.07
	$ 385
Strategic Advisers Multi-Manager 2015 Fund
Multi-Manager 2015	990.09
Class L	99.09
Class N	99.09
	$ 1,188
Strategic Advisers Multi-Manager 2020 Fund
Multi-Manager 2020	1,829.08
Class L	92.09
Class N	92.09
	$ 2,013
Strategic Advisers Multi-Manager 2025 Fund
Multi-Manager 2025	662.12
Class L	120.11
Class N	120.11
	$ 902
Strategic Advisers Multi-Manager 2030 Fund
Multi-Manager 2030	1,138.11
Class L	114.11
Class N	113.11
	$ 1,365
Strategic Advisers Multi-Manager 2035 Fund
Multi-Manager 2035	1,235.18
Class L	127.12
Class N	127.12
	$ 1,489
Strategic Advisers Multi-Manager 2040 Fund
Multi-Manager 2040	925.22
Class L	137.13
Class N	136.13
	$ 1,198
Strategic Advisers Multi-Manager 2045 Fund
Multi-Manager 2045	1,360.25
Class L	133.12
Class N	132.12
	$ 1,625
Strategic Advisers Multi-Manager 2050 Fund
Multi-Manager 2050	1,599.20
Class L	122.11
Class N	121.11
	$ 1,842
Strategic Advisers Multi-Manager 2055 Fund
Multi-Manager 2055	1,550.26
Class L	129.12
Class N	129.12
	$ 1,808
Strategic Advisers Multi-Manager 2060 Fund
Multi-Manager 2060	108	.15*
Class L	91	.14*
Class N	90	.13*
	$ 289

* Annualized

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions.

The investment adviser contractually agreed to reimburse the funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2016. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Strategic Advisers Multi-Manager 2005 Fund
Multi-Manager 2005	.10%	$ -
Class L	.10%	3
Class N	.35%	3
Strategic Advisers Multi-Manager 2025 Fund
Multi-Manager 2025	.10%	91
Class L	.10%	13
Class N	.35%	13
Strategic Advisers Multi-Manager 2030 Fund
Multi-Manager 2030	.10%	143
Class L	.10%	7
Class N	.35%	7
Strategic Advisers Multi-Manager 2035 Fund
Multi-Manager 2035	.10%	565
Class L	.10%	20
Class N	.35%	20
Strategic Advisers Multi-Manager 2040 Fund
Multi-Manager 2040	.10%	516
Class L	.10%	29
Class N	.35%	30
Strategic Advisers Multi-Manager 2045 Fund
Multi-Manager 2045	.10%	812
Class L	.10%	25
Class N	.35%	25
Strategic Advisers Multi-Manager 2050 Fund
Multi-Manager 2050	.10%	806
Class L	.10%	14
Class N	.35%	14
Strategic Advisers Multi-Manager 2055 Fund
Multi-Manager 2055	.10%	957
Class L	.10%	22
Class N	.35%	22
Strategic Advisers Multi-Manager 2060 Fund
Multi-Manager 2060	.10%	35
Class L	.10%	23
Class N	.35%	24

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2015	2014 A
Strategic Advisers Multi-Manager Income Fund
From net investment income
Multi-Manager Income	$ 14,998	$ 2,160
Class L	1,859	433
Class N	1,595	374
Total	$ 18,452	$ 2,967
From net realized gain
Multi-Manager Income	$ 14,916	$ 1,430
Class L	1,774	579
Class N	1,770	579
Total	$ 18,460	$ 2,588

Annual Report

6. Distributions to Shareholders - continued

Years ended March 31,	2015	2014 A
Strategic Advisers Multi-Manager 2005 Fund
From net investment income
Multi-Manager 2005	$ 2,027	$ 1,066
Class L	1,777	542
Class N	1,513	523
Total	$ 5,317	$ 2,131
From net realized gain
Multi-Manager 2005	$ 4,186	$ 1,505
Class L	3,752	837
Class N	3,749	837
Total	$ 11,687	$ 3,179
Strategic Advisers Multi-Manager 2010 Fund
From net investment income
Multi-Manager 2010	$ 7,846	$ 1,809
Class L	1,561	634
Class N	1,302	615
Total	$ 10,709	$ 3,058
From net realized gain
Multi-Manager 2010	$ 18,444	$ 2,681
Class L	3,793	1,007
Class N	3,791	1,007
Total	$ 26,028	$ 4,695
Strategic Advisers Multi-Manager 2015 Fund
From net investment income
Multi-Manager 2015	$ 18,693	$ 3,177
Class L	1,401	650
Class N	1,144	631
Total	$ 21,238	$ 4,458
From net realized gain
Multi-Manager 2015	$ 45,772	$ 3,958
Class L	3,708	808
Class N	3,706	808
Total	$ 53,186	$ 5,574
Strategic Advisers Multi-Manager 2020 Fund
From net investment income
Multi-Manager 2020	$ 35,894	$ 6,526
Class L	1,481	707
Class N	1,216	689
Total	$ 38,591	$ 7,922
From net realized gain
Multi-Manager 2020	$ 99,121	$ 7,406
Class L	4,252	799
Class N	4,249	799
Total	$ 107,622	$ 9,004
Strategic Advisers Multi-Manager 2025 Fund
From net investment income
Multi-Manager 2025	$ 10,083	$ 2,839
Class L	1,359	808
Class N	1,099	790
Total	$ 12,541	$ 4,437
From net realized gain
Multi-Manager 2025	$ 30,664	$ 3,545
Class L	4,833	1,059
Class N	4,830	1,059
Total	$ 40,327	$ 5,663

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended March 31,	2015	2014 A
Strategic Advisers Multi-Manager 2030 Fund
From net investment income
Multi-Manager 2030	$ 14,037	$ 5,560
Class L	1,510	713
Class N	1,242	695
Total	$ 16,789	$ 6,968
From net realized gain
Multi-Manager 2030	$ 65,089	$ 7,485
Class L	7,271	998
Class N	7,266	998
Total	$ 79,626	$ 9,481
Strategic Advisers Multi-Manager 2035 Fund
From net investment income
Multi-Manager 2035	$ 9,243	$ 3,222
Class L	1,298	793
Class N	1,027	776
Total	$ 11,568	$ 4,791
From net realized gain
Multi-Manager 2035	$ 43,073	$ 4,528
Class L	6,716	1,229
Class N	6,712	1,229
Total	$ 56,501	$ 6,986
Strategic Advisers Multi-Manager 2040 Fund
From net investment income
Multi-Manager 2040	$ 5,921	$ 2,299
Class L	1,365	766
Class N	1,104	748
Total	$ 8,390	$ 3,813
From net realized gain
Multi-Manager 2040	$ 28,197	$ 2,927
Class L	6,938	1,097
Class N	6,933	1,097
Total	$ 42,068	$ 5,121
Strategic Advisers Multi-Manager 2045 Fund
From net investment income
Multi-Manager 2045	$ 7,562	$ 2,227
Class L	1,297	754
Class N	1,037	737
Total	$ 9,896	$ 3,718
From net realized gain
Multi-Manager 2045	$ 34,646	$ 3,098
Class L	6,624	1,213
Class N	6,620	1,213
Total	$ 47,890	$ 5,524
Strategic Advisers Multi-Manager 2050 Fund
From net investment income
Multi-Manager 2050	$ 11,249	$ 4,341
Class L	1,397	744
Class N	1,127	727
Total	$ 13,773	$ 5,812
From net realized gain
Multi-Manager 2050	$ 55,103	$ 6,802
Class L	7,215	1,254
Class N	7,211	1,254
Total	$ 69,529	$ 9,310

Annual Report

6. Distributions to Shareholders - continued

Years ended March 31,	2015	2014 A
Strategic Advisers Multi-Manager 2055 Fund
From net investment income
Multi-Manager 2055	$ 8,422	$ 2,420
Class L	1,321	670
Class N	1,054	653
Total	$ 10,797	$ 3,743
From net realized gain
Multi-Manager 2055	$ 38,448	$ 3,673
Class L	6,635	1,177
Class N	6,631	1,177
Total	$ 51,714	$ 6,027
Strategic Advisers Multi-Manager 2060 Fund B
From net investment income
Multi-Manager 2060	$ 845	$ -
Class L	811	-
Class N	701	-
Total	$ 2,357	$ -
From net realized gain
Multi-Manager 2060	$ 917	$ -
Class L	881	-
Class N	881	-
Total	$ 2,679	$ -

A Distributions for Class L and Class N except Strategic Advisers Multi-Manager 2060 Fund are for the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

B Distributions for the period August 5, 2014 (commencement of operations) to March 31, 2015.

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
Years ended March 31,	2015	2014 A	2015	2014 A
Strategic Advisers Multi-Manager Income Fund
Multi-Manager Income
Shares sold	22,399	62,860	$ 233,312	$ 639,651
Reinvestment of distributions	2,916	353	29,914	3,590
Shares redeemed	(4,341)	(5,090)	(44,814)	(51,765)
Net increase (decrease)	20,974	58,123	$ 218,412	$ 591,476
Class L
Shares sold	-	9,814	$ -	$ 100,000
Reinvestment of distributions	354	99	3,633	1,012
Net increase (decrease)	354	9,913	$ 3,633	$ 101,012
Class N
Shares sold	-	9,814	$ -	$ 100,000
Reinvestment of distributions	328	94	3,365	953
Net increase (decrease)	328	9,908	$ 3,365	$ 100,953
Strategic Advisers Multi-Manager 2005 Fund
Multi-Manager 2005
Shares sold	23	534	$ 245	$ 5,592
Reinvestment of distributions	595	247	6,213	2,571
Shares redeemed	-	(25)	-	(252)
Net increase (decrease)	618	756	$ 6,458	$ 7,911
Class L
Shares sold	-	9,515	$ -	$ 100,000
Reinvestment of distributions	529	132	5,529	1,379
Net increase (decrease)	529	9,647	$ 5,529	$ 101,379
Class N
Shares sold	-	9,515	$ -	$ 100,000
Reinvestment of distributions	504	130	5,262	1,360
Net increase (decrease)	504	9,645	$ 5,262	$ 101,360

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares	Shares	Dollars	Dollars
Years ended March 31,	2015	2014 A	2015	2014 A
Strategic Advisers Multi-Manager 2010 Fund
Multi-Manager 2010
Shares sold	22,695	15,084	$ 247,555	$ 157,795
Reinvestment of distributions	2,454	422	26,290	4,490
Shares redeemed	-	(19)	-	(192)
Net increase (decrease)	25,149	15,487	$ 273,845	$ 162,093
Class L
Shares sold	-	9,320	$ -	$ 100,000
Reinvestment of distributions	499	153	5,354	1,641
Net increase (decrease)	499	9,473	$ 5,354	$ 101,641
Class N
Shares sold	-	9,320	$ -	$ 100,000
Reinvestment of distributions	475	151	5,093	1,622
Net increase (decrease)	475	9,471	$ 5,093	$ 101,622
Strategic Advisers Multi-Manager 2015 Fund
Multi-Manager 2015
Shares sold	84,482	55,438	$ 938,353	$ 586,481
Reinvestment of distributions	5,937	665	64,465	7,135
Shares redeemed	(5,712)	(6,495)	(64,673)	(70,291)
Net increase (decrease)	84,707	49,608	$ 938,145	$ 523,325
Class L
Shares sold	-	9,285	$ -	$ 100,000
Reinvestment of distributions	470	135	5,109	1,458
Net increase (decrease)	470	9,420	$ 5,109	$ 101,458
Class N
Shares sold	-	9,285	$ -	$ 100,000
Reinvestment of distributions	447	133	4,850	1,439
Net increase (decrease)	447	9,418	$ 4,850	$ 101,439
Strategic Advisers Multi-Manager 2020 Fund
Multi-Manager 2020
Shares sold	155,423	150,586	$ 1,750,691	$ 1,605,177
Reinvestment of distributions	12,303	1,278	135,015	13,932
Shares redeemed	(20,182)	(24,535)	(222,743)	(265,890)
Net increase (decrease)	147,544	127,329	$ 1,662,963	$ 1,353,219
Class L
Shares sold	-	9,183	$ -	$ 100,000
Reinvestment of distributions	522	138	5,733	1,506
Net increase (decrease)	522	9,321	$ 5,733	$ 101,506
Class N
Shares sold	-	9,183	$ -	$ 100,000
Reinvestment of distributions	498	136	5,465	1,488
Net increase (decrease)	498	9,319	$ 5,465	$ 101,488
Strategic Advisers Multi-Manager 2025 Fund
Multi-Manager 2025
Shares sold	58,082	37,376	$ 657,060	$ 404,169
Reinvestment of distributions	3,637	577	40,747	6,384
Shares redeemed	(10,346)	(17,427)	(118,402)	(193,091)
Net increase (decrease)	51,373	20,526	$ 579,405	$ 217,462
Class L
Shares sold	-	8,977	$ -	$ 100,000
Reinvestment of distributions	552	167	6,192	1,867
Net increase (decrease)	552	9,144	$ 6,192	$ 101,867
Class N
Shares sold	-	8,977	$ -	$ 100,000
Reinvestment of distributions	529	165	5,929	1,849
Net increase (decrease)	529	9,142	$ 5,929	$ 101,849

Annual Report

7. Share Transactions - continued

	Shares	Shares	Dollars	Dollars
Years ended March 31,	2015	2014 A	2015	2014 A
Strategic Advisers Multi-Manager 2030 Fund
Multi-Manager 2030
Shares sold	51,840	77,385	$ 597,602	$ 864,044
Reinvestment of distributions	7,097	1,158	79,126	13,045
Shares redeemed	(22,269)	(18,965)	(261,022)	(212,738)
Net increase (decrease)	36,668	59,578	$ 415,706	$ 664,351
Class L
Shares sold	-	8,913	$ -	$ 100,000
Reinvestment of distributions	787	151	8,781	1,711
Net increase (decrease)	787	9,064	$ 8,781	$ 101,711
Class N
Shares sold	-	8,913	$ -	$ 100,000
Reinvestment of distributions	763	149	8,508	1,693
Net increase (decrease)	763	9,062	$ 8,508	$ 101,693
Strategic Advisers Multi-Manager 2035 Fund
Multi-Manager 2035
Shares sold	48,556	23,550	$ 571,977	$ 261,958
Reinvestment of distributions	4,562	677	52,316	7,750
Shares redeemed	(4,636)	(1,152)	(55,667)	(12,872)
Net increase (decrease)	48,482	23,075	$ 568,626	$ 256,836
Class L
Shares sold	-	8,718	$ -	$ 100,000
Reinvestment of distributions	698	175	8,014	2,022
Net increase (decrease)	698	8,893	$ 8,014	$ 102,022
Class N
Shares sold	-	8,719	$ -	$ 100,000
Reinvestment of distributions	674	173	7,739	2,005
Net increase (decrease)	674	8,892	$ 7,739	$ 102,005
Strategic Advisers Multi-Manager 2040 Fund
Multi-Manager 2040
Shares sold	28,047	22,479	$ 332,625	$ 250,853
Reinvestment of distributions	2,973	457	34,118	5,226
Shares redeemed	(10,311)	(6,930)	(123,539)	(75,204)
Net increase (decrease)	20,709	16,006	$ 243,204	$ 180,875
Class L
Shares sold	-	8,703	$ -	$ 100,000
Reinvestment of distributions	723	161	8,303	1,863
Net increase (decrease)	723	8,864	$ 8,303	$ 101,863
Class N
Shares sold	-	8,703	$ -	$ 100,000
Reinvestment of distributions	700	159	8,037	1,845
Net increase (decrease)	700	8,862	$ 8,037	$ 101,845
Strategic Advisers Multi-Manager 2045 Fund
Multi-Manager 2045
Shares sold	57,992	20,542	$ 686,592	$ 233,527
Reinvestment of distributions	3,654	464	42,208	5,325
Shares redeemed	(9,118)	(3,066)	(107,805)	(34,593)
Net increase (decrease)	52,528	17,940	$ 620,995	$ 204,259
Class L
Shares sold	-	8,666	$ -	$ 100,000
Reinvestment of distributions	686	169	7,921	1,967
Net increase (decrease)	686	8,835	$ 7,921	$ 101,967
Class N
Shares sold	-	8,666	$ -	$ 100,000
Reinvestment of distributions	662	168	7,657	1,950
Net increase (decrease)	662	8,834	$ 7,657	$ 101,950

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares	Shares	Dollars	Dollars
Years ended March 31,	2015	2014 A	2015	2014 A
Strategic Advisers Multi-Manager 2050 Fund
Multi-Manager 2050
Shares sold	33,556	41,377	$ 397,173	$ 462,486
Reinvestment of distributions	5,769	963	66,352	11,143
Shares redeemed	(8,996)	(788)	(106,119)	(9,207)
Net increase (decrease)	30,329	41,552	$ 357,406	$ 464,422
Class L
Shares sold	-	8,651	$ -	$ 100,000
Reinvestment of distributions	748	171	8,612	1,998
Net increase (decrease)	748	8,822	$ 8,612	$ 101,998
Class N
Shares sold	-	8,651	$ -	$ 100,000
Reinvestment of distributions	725	170	8,338	1,981
Net increase (decrease)	725	8,821	$ 8,338	$ 101,981
Strategic Advisers Multi-Manager 2055 Fund
Multi-Manager 2055
Shares sold	43,717	19,542	$ 522,555	$ 226,815
Reinvestment of distributions	4,023	525	46,870	6,093
Shares redeemed	(5,343)	(163)	(63,000)	(1,821)
Net increase (decrease)	42,397	19,904	$ 506,425	$ 231,087
Class L
Shares sold	-	8,591	$ -	$ 100,000
Reinvestment of distributions	682	157	7,956	1,847
Net increase (decrease)	682	8,748	$ 7,956	$ 101,847
Class N
Shares sold	-	8,591	$ -	$ 100,000
Reinvestment of distributions	659	156	7,685	1,830
Net increase (decrease)	659	8,747	$ 7,685	$ 101,830
Strategic Advisers Multi-Manager 2060 Fund B
Multi-Manager 2060
Shares sold	13,161	-	$ 132,095	$ -
Reinvestment of distributions	174	-	1,762	-
Shares redeemed	(22)	-	(221)	-
Net increase (decrease)	13,313	-	$ 133,636	$ -
Class L
Shares sold	10,000	-	$ 100,000	$ -
Reinvestment of distributions	167	-	1,693	-
Net increase (decrease)	10,167	-	$ 101,693	$ -
Class N
Shares sold	10,000	-	$ 100,000	$ -
Reinvestment of distributions	156	-	1,583	-
Net increase (decrease)	10,156	-	$ 101,583	$ -

A Share transactions for Class L and Class N except Strategic Advisers Multi-Manager 2060 Fund are for the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

B Share transactions for the period August 5, 2014 (commencement of operations) to March 31, 2015.

Annual Report

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of more than 10% of the outstanding shares of the following Funds:

Affiliated %
Strategic Advisers Multi-Manager Income Fund	28%
Strategic Advisers Multi-Manager 2005 Fund	98%
Strategic Advisers Multi-Manager 2010 Fund	44%
Strategic Advisers Multi-Manager 2015 Fund	19%
Strategic Advisers Multi-Manager 2020 Fund	10%
Strategic Advisers Multi-Manager 2025 Fund	30%
Strategic Advisers Multi-Manager 2030 Fund	24%
Strategic Advisers Multi-Manager 2035 Fund	29%
Strategic Advisers Multi-Manager 2040 Fund	46%
Strategic Advisers Multi-Manager 2045 Fund	30%
Strategic Advisers Multi-Manager 2050 Fund	30%
Strategic Advisers Multi-Manager 2055 Fund	33%
Strategic Advisers Multi-Manager 2060 Fund	91%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Boylston Street Trust and the Shareholders of Strategic Advisers Multi-Manager Income Fund, Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund, Strategic Advisers Multi-Manager 2055 Fund and Strategic Advisers Multi-Manager 2060 Fund:

We have audited the accompanying statements of assets and liabilities of Strategic Advisers Multi-Manager Income Fund, Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund, Strategic Advisers Multi-Manager 2055 Fund and Strategic Advisers Multi-Manager 2060 Fund, including the schedules of investments, as of March 31, 2015, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2015, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Strategic Advisers Multi-Manager Income Fund, Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund, Strategic Advisers Multi-Manager 2055 Fund and Strategic Advisers Multi-Manager 2060 Fund as of March 31, 2015, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 21, 2015

Annual Report

Trustees and Officers

The Trustees and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Strategic Advisers Multi-Manager Target Date Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Strategic Advisers Multi-Manager Target Date Fund's activities, review contractual arrangements with companies that provide services to each Strategic Advisers Multi-Manager Target Date Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Strategic Advisers Multi-Manager Target Date Fund's performance. If the interests of a Strategic Advisers Multi-Manager Target Date Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Strategic Advisers Multi-Manager Target Date Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Elizabeth S. Acton, John Engler, and Geoffrey A. von Kuhn, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversees 217 funds. Mr. von Kuhn oversees 94 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and other Boards oversee Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals).

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Trustee

Mr. von Kuhn also serves as a Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2007 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2007 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC (diversified financial services company) or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR (investment adviser firm), and President of Fidelity Research & Analysis Company (investment adviser firm, 2010-present). Previously, Mr. Herring served as Vice President of certain Equity Funds (2006-2014), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company (investment adviser firm), Vice President of FMR Co., Inc. (investment adviser firm, 2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2014-present), FMR (investment adviser firm, 2014-present), Fidelity Investments Money Management, Inc. (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2012 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Strategic Advisers Multi-Manager Income Fund	Pay Date	Record Date	Dividends	Capital Gains
Class L	05/11/2015	05/08/2015	$0.000	$0.127
Class N	05/11/2015	05/08/2015	$0.000	$0.127
Strategic Advisers Multi-Manager 2005 Fund	Pay Date	Record Date	Dividends	Capital Gains
Class L	05/18/2015	05/15/2015	$0.032	$0.197
Class N	05/18/2015	05/15/2015	$0.025	$0.197
Strategic Advisers Multi-Manager 2010 Fund	Pay Date	Record Date	Dividends	Capital Gains
Class L	05/18/2015	05/15/2015	$0.030	$0.247
Class N	05/18/2015	05/15/2015	$0.023	$0.247
Strategic Advisers Multi-Manager 2015 Fund	Pay Date	Record Date	Dividends	Capital Gains
Class L	05/18/2015	05/15/2015	$0.025	$0.286
Class N	05/18/2015	05/15/2015	$0.019	$0.286
Strategic Advisers Multi-Manager 2020 Fund	Pay Date	Record Date	Dividends	Capital Gains
Class L	05/18/2015	05/15/2015	$0.018	$0.288
Class N	05/18/2015	05/15/2015	$0.012	$0.288
Strategic Advisers Multi-Manager 2025 Fund	Pay Date	Record Date	Dividends	Capital Gains
Class L	05/18/2015	05/15/2015	$0.013	$0.351
Class N	05/18/2015	05/15/2015	$0.006	$0.351
Strategic Advisers Multi-Manager 2030 Fund	Pay Date	Record Date	Dividends	Capital Gains
Class L	05/18/2015	05/15/2015	$0.003	$0.403
Class N	05/18/2015	05/15/2015	$0.000	$0.403
Strategic Advisers Multi-Manager 2035 Fund	Pay Date	Record Date	Dividends	Capital Gains
Class L	05/18/2015	05/15/2015	$0.000	$0.415
Class N	05/18/2015	05/15/2015	$0.000	$0.415
Strategic Advisers Multi-Manager 2040 Fund	Pay Date	Record Date	Dividends	Capital Gains
Class L	05/18/2015	05/15/2015	$0.000	$0.461
Class N	05/18/2015	05/15/2015	$0.000	$0.454
Strategic Advisers Multi-Manager 2045 Fund	Pay Date	Record Date	Dividends	Capital Gains
Class L	05/18/2015	05/15/2015	$0.000	$0.364
Class N	05/18/2015	05/15/2015	$0.000	$0.358
Strategic Advisers Multi-Manager 2050 Fund	Pay Date	Record Date	Dividends	Capital Gains
Class L	05/18/2015	05/15/2015	$0.000	$0.478
Class N	05/18/2015	05/15/2015	$0.000	$0.474
Strategic Advisers Multi-Manager 2055 Fund	Pay Date	Record Date	Dividends	Capital Gains
Class L	05/18/2015	05/15/2015	$0.000	$0.439
Class N	05/18/2015	05/15/2015	$0.000	$0.439
Strategic Advisers Multi-Manager 2060 Fund	Pay Date	Record Date	Dividends	Capital Gains
Class L	05/18/2015	05/15/2015	$0.000	$0.411
Class N	05/18/2015	05/15/2015	$0.000	$0.411

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March, 2015, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Strategic Advisers Multi-Manager Income Fund	$23,761
Strategic Advisers Multi-Manager 2005 Fund	$12,073
Strategic Advisers Multi-Manager 2010 Fund	$31,163
Strategic Advisers Multi-Manager 2015 Fund	$73,566
Strategic Advisers Multi-Manager 2020 Fund	$148,992
Strategic Advisers Multi-Manager 2025 Fund	$57,575
Strategic Advisers Multi-Manager 2030 Fund	$91,254
Strategic Advisers Multi-Manager 2035 Fund	$74,298
Strategic Advisers Multi-Manager 2040 Fund	$52,281
Strategic Advisers Multi-Manager 2045 Fund	$62,585
Strategic Advisers Multi-Manager 2050 Fund	$86,434
Strategic Advisers Multi-Manager 2055 Fund	$68,303
Strategic Advisers Multi-Manager 2060 Fund	$14,398

Annual Report

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Strategic Advisers Multi-Manager Income Fund	4.31%
Strategic Advisers Multi-Manager 2005 Fund	2.55%
Strategic Advisers Multi-Manager 2010 Fund	1.94%
Strategic Advisers Multi-Manager 2015 Fund	1.47%
Strategic Advisers Multi-Manager 2020 Fund	1.05%
Strategic Advisers Multi-Manager 2025 Fund	0.56%
Strategic Advisers Multi-Manager 2030 Fund	0.19%
Strategic Advisers Multi-Manager 2035 Fund	0.03%
Strategic Advisers Multi-Manager 2040 Fund	0.03%
Strategic Advisers Multi-Manager 2045 Fund	0.03%
Strategic Advisers Multi-Manager 2050 Fund	0.03%
Strategic Advisers Multi-Manager 2055 Fund	0.03%
Strategic Advisers Multi-Manager 2060 Fund	0.03%

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

	Class L	Class N
Strategic Advisers Multi-Manager Income Fund
May 2014	10%	12%
June 2014	12%	15%
July 2014	12%	15%
August 2014	12%	15%
September 2014	12%	16%
October 2014	13%	17%
November 2014	12%	15%
December 2014 (EX Date 12/30/2014)	13%	13%
December 2014 (EX Date 12/31/2014)	13%	13%
February 2015	0%	0%
March 2015	0%	0%
Strategic Advisers Multi-Manager 2005 Fund
May 2014	1%	1%
December 2014 (EX Date 12/30/2014)	18%	19%
December 2014 (EX Date 12/31/2014)	18%	18%
Strategic Advisers Multi-Manager 2010 Fund
May 2014	2%	4%
December 2014 (EX Date 12/30/2014)	21%	23%
December 2014 (EX Date 12/31/2014)	21%	21%
Strategic Advisers Multi-Manager 2015 Fund
May 2014	2%	3%
December 2014 (EX Date 12/30/2014)	23%	26%
December 2014 (EX Date 12/31/2014)	23%	23%
Strategic Advisers Multi-Manager 2020 Fund
May 2014	2%	3%
December 2014 (EX Date 12/30/2014)	24%	26%
December 2014 (EX Date 12/31/2014)	24%	24%
Strategic Advisers Multi-Manager 2025 Fund
May 2014	2%	3%
December 2014 (EX Date 12/30/2014)	26%	28%
December 2014 (EX Date 12/31/2014)	26%	26%
Strategic Advisers Multi-Manager 2030 Fund
May 2014	4%	8%
December 2014 (EX Date 12/30/2014)	28%	29%
December 2014 (EX Date 12/31/2014)	28%	28%
Strategic Advisers Multi-Manager 2035 Fund
May 2014	5%	0%
December 2014 (EX Date 12/30/2014)	27%	29%
December 2014 (EX Date 12/31/2014)	27%	27%
	Class L	Class N
Strategic Advisers Multi-Manager 2040 Fund
May 2014	5%	13%
December 2014 (EX Date 12/30/2014)	28%	30%
December 2014 (EX Date 12/31/2014)	28%	28%
Strategic Advisers Multi-Manager 2045 Fund
May 2014	6%	21%
December 2014 (EX Date 12/30/2014)	28%	30%
December 2014 (EX Date 12/31/2014)	28%	28%
Strategic Advisers Multi-Manager 2050 Fund
May 2014	4%	11%
December 2014 (EX Date 12/30/2014)	29%	31%
December 2014 (EX Date 12/31/2014)	29%	29%
Strategic Advisers Multi-Manager 2055 Fund
May 2014	5%	14%
December 2014 (EX Date 12/30/2014)	29%	32%
December 2014 (EX Date 12/31/2014)	30%	30%
Strategic Advisers Multi-Manager 2060 Fund
December 2014 (EX Date 12/30/2014)	34%	36%
December 2014 (EX Date 12/31/2014)	35%	35%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class L	Class N
Strategic Advisers Multi-Manager Income Fund
May 2014	19%	21%
June 2014	22%	27%
July 2014	22%	27%
August 2014	22%	26%
September 2014	22%	29%
October 2014	24%	30%
November 2014	22%	27%
December 2014 (EX Date 12/30/2014)	23%	24%
December 2014 (EX Date 12/31/2014)	23%	23%
February 2015	0%	0%
March 2015	0%	0%
Strategic Advisers Multi-Manager 2005 Fund
May 2014	3%	3%
December 2014 (EX Date 12/30/2014)	32%	35%
December 2014 (EX Date 12/31/2014)	33%	33%
Strategic Advisers Multi-Manager 2010 Fund
May 2014	5%	7%
December 2014 (EX Date 12/30/2014)	36%	39%
December 2014 (EX Date 12/31/2014)	36%	36%
Strategic Advisers Multi-Manager 2015 Fund
May 2014	5%	6%
December 2014 (EX Date 12/30/2014)	42%	47%
December 2014 (EX Date 12/31/2014)	42%	42%
Strategic Advisers Multi-Manager 2020 Fund
May 2014	4%	5%
December 2014 (EX Date 12/30/2014)	44%	48%
December 2014 (EX Date 12/31/2014)	44%	44%
Strategic Advisers Multi-Manager 2025 Fund
May 2014	4%	6%
December 2014 (EX Date 12/30/2014)	49%	54%
December 2014 (EX Date 12/31/2014)	49%	49%
Strategic Advisers Multi-Manager 2030 Fund
May 2014	7%	15%
December 2014 (EX Date 12/30/2014)	51%	54%
December 2014 (EX Date 12/31/2014)	51%	51%
	Class L	Class N
Strategic Advisers Multi-Manager 2035 Fund
May 2014	10%	0%
December 2014 (EX Date 12/30/2014)	50%	54%
December 2014 (EX Date 12/31/2014)	51%	51%
Strategic Advisers Multi-Manager 2040 Fund
May 2014	10%	24%
December 2014 (EX Date 12/30/2014)	52%	55%
December 2014 (EX Date 12/31/2014)	52%	52%
Strategic Advisers Multi-Manager 2045 Fund
May 2014	12%	38%
December 2014 (EX Date 12/30/2014)	52%	56%
December 2014 (EX Date 12/31/2014)	52%	52%
Strategic Advisers Multi-Manager 2050 Fund
May 2014	8%	20%
December 2014 (EX Date 12/30/2014)	53%	57%
December 2014 (EX Date 12/31/2014)	53%	53%
Strategic Advisers Multi-Manager 2055 Fund
May 2014	10%	26%
December 2014 (EX Date 12/30/2014)	54%	58%
December 2014 (EX Date 12/31/2014)	54%	54%
Strategic Advisers Multi-Manager 2060 Fund
December 2014 (EX Date 12/30/2014)	66%	72%
December 2014 (EX Date 12/31/2014)	68%	68%

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

Administrator

Fidelity Management & Research Company

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

JPMorgan Chase Bank

New York, NY

2060

The Bank of New York Mellon

New York, NY

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

OLF-L-OLF-N-ANN-0515
1.9584950.101

Item 2. Code of Ethics

As of the end of the period, March 31, 2015, Fidelity Boylston Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Strategic Advisers Multi-Manager Income Fund, Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund, Strategic Advisers Multi-Manager 2055 Fund and Strategic Advisers Multi-Manager 2060 Fund (the "Funds"):

Services Billed by Deloitte Entities

March 31, 2015 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Strategic Advisers Multi-Manager Income Fund	$20,000	$-	$4,700	$600
Strategic Advisers Multi-Manager 2005 Fund	$20,000	$-	$4,700	$600
Strategic Advisers Multi-Manager 2010 Fund	$20,000	$-	$4,700	$600
Strategic Advisers Multi-Manager 2015 Fund	$20,000	$-	$4,700	$600
Strategic Advisers Multi-Manager 2020 Fund	$20,000	$-	$4,700	$600
Strategic Advisers Multi-Manager 2025 Fund	$20,000	$-	$4,700	$600
Strategic Advisers Multi-Manager 2030 Fund	$20,000	$-	$4,700	$600
Strategic Advisers Multi-Manager 2035 Fund	$20,000	$-	$4,700	$600
Strategic Advisers Multi-Manager 2040 Fund	$20,000	$-	$4,700	$600
Strategic Advisers Multi-Manager 2045 Fund	$20,000	$-	$4,700	$600
Strategic Advisers Multi-Manager 2050 Fund	$20,000	$-	$4,700	$600
Strategic Advisers Multi-Manager 2055 Fund	$20,000	$-	$4,700	$600
Strategic Advisers Multi-Manager 2060 Fund	$14,000	$-	$4,700	$400

March 31, 2014 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Strategic Advisers Multi-Manager Income Fund	$19,000	$-	$4,700	$500
Strategic Advisers Multi-Manager 2005 Fund	$19,000	$-	$4,700	$500
Strategic Advisers Multi-Manager 2010 Fund	$19,000	$-	$4,700	$500
Strategic Advisers Multi-Manager 2015 Fund	$19,000	$-	$4,700	$500
Strategic Advisers Multi-Manager 2020 Fund	$19,000	$-	$4,700	$500
Strategic Advisers Multi-Manager 2025 Fund	$19,000	$-	$4,700	$500
Strategic Advisers Multi-Manager 2030 Fund	$19,000	$-	$4,700	$500
Strategic Advisers Multi-Manager 2035 Fund	$19,000	$-	$4,700	$500
Strategic Advisers Multi-Manager 2040 Fund	$19,000	$-	$4,700	$500
Strategic Advisers Multi-Manager 2045 Fund	$19,000	$-	$4,700	$500
Strategic Advisers Multi-Manager 2050 Fund	$19,000	$-	$4,700	$500
Strategic Advisers Multi-Manager 2055 Fund	$19,000	$-	$4,700	$500
Strategic Advisers Multi-Manager 2060 Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B Strategic Advisers Multi-Manager 2060 Fund commenced operations on August 5, 2014.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	March 31, 2015A,B	March 31, 2014A,B
Audit-Related Fees	$-	$765,000
Tax Fees	$-	$-
All Other Fees	$220,000	$700,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Strategic Advisers Multi-Manager 2060 Fund's commencement operations.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	March 31, 2015 A,B	March 31, 2014 A,B
Deloitte Entities	$1,435,000	$1,565,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Strategic Advisers Multi-Manager 2060 Fund's commencement operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Boylston Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 28, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 28, 2015